As filed with the Securities and Exchange Commission on December 31, 1996
                                                               File No. 33-49570
                                                               File No. 811-6742

                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  FORM N-1A
            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                       Post-Effective Amendment No. 13
                                     and
        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                              Amendment No. 14

                               MONARCH FUNDS
            (Exact Name of Registrant as Specified in its Charter)

                 Two Portland Square, Portland, Maine 04101
                   (Address of Principal Executive Office)

       Registrant's Telephone Number, including Area Code: 207-879-1900

                           David I. Goldstein, Esq.
                        Forum Financial Services, Inc.
                  Two Portland Square, Portland, Maine 04101
                    (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

___ immediately upon filing pursuant to Rule 485, paragraph (b)
 X  on January 1, 1997 pursuant to Rule 485, paragraph (b)
___ 60 days after filing pursuant to Rule 485, paragraph (a)(i)
___ on [     ] pursuant to Rule 485, paragraph (a)(i)
___ 75 days after filing pursuant to Rule 485, paragraph (a)(ii)
___ on [     ] pursuant to Rule 485, paragraph (a)(ii)

___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Registrant has registered an indefinite amount of securities under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940; accordingly, no fee is payable herewith. A Rule 24f-2 Notice for the Registrant's fiscal year ended August 31, 1996 was filed with the Commission on October 29, 1996. EACH FUND OF THE REGISTRANT IS CURRENTLY STRUCTURED AS A MASTER-FEEDER FUND. THIS AMENDMENT INCLUDES A MANUALLY EXECUTED SIGNATURE PAGE FOR THE MASTER FUNDS, EACH A SERIES OF CORE TRUST (DELAWARE).

                            CROSS REFERENCE SHEET
                        (AS REQUIRED BY RULE 404(C))

FORM N-1A                          LOCATION IN PROSPECTUS
ITEM NO.                                 (CAPTION)
------------                       ----------------------

                                    PART A

Item 1.   Cover Page                  Cover Page

Item 2.   Synopsis                    Prospectus Summary

Item 3.   Condensed Financial         Financial Highlights; Other Information
          Information

Item 4.   General Description of      Prospectus Summary; Investment
          Registrant                  Objective and Policies; Other Information

Item 5.   Management of the Fund      Prospectus Summary; Management

Item 5A.  Management's Discussion     Not Applicable
          of Fund Performance

Item 6.   Capital Stock and           Investment Objective and Policies;
          Other Securities            Distributions and Tax Matters; Other
                                      Information; Purchases of Shares;
                                      Redemptions of Shares

Item 7.   Purchase of Securities      Purchases of Shares; Determination
          Being Offered               of Net Asset Value; Management

Item 8.   Redemption or Repurchase    Redemptions of Shares

Item 9.   Pending Legal Proceedings   Not Applicable

                                   LOCATION IN STATEMENT
FORM N-1A                          OF ADDITIONAL INFORMATION
ITEM NO.                                 (CAPTION)
-------------                      ---------------------------

                                    PART B

Item 10.  Cover Page                  Cover Page

Item 11.  Table of Contents           Cover Page

Item 12.  General Information and     Management
          History

Item 13.  Investment Objectives and   Investment Policies; Investment
          Policies                    Limitations

Item 14.  Management of the Fund      Management; Other Information

Item 15.  Control Persons and         Management; Other Information
          Principal Holders of
          Securities

Item 16.  Investment Advisory and     Management; Other Information
          Other Services

Item 17.  Brokerage Allocation        Portfolio Transactions
          and Other Practices

Item 18.  Capital Stock and Other     Determination of Net Asset Value
          Securities

Item 19.  Purchase, Redemption and    Determination of Net Asset Value;
          Pricing of Securities       Additional Purchase and Redemption
          Being Offered               Information

Item 20.  Tax Status                  Taxation

Item 21.  Underwriters                Management

Item 22.  Calculation of Performance  Performance Data and Advertising
          Data

Item 23.  Financial Statements        Financial Statements

MONARCH FUNDS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
UNIVERSAL SHARES
Treasury Cash Fund
Government Cash Fund
Cash Fund

                                  PROSPECTUS
                                January 1, 1997

--------------------------------------------------------------------------------
This Prospectus offers Universal Shares of Treasury Cash Fund, Government
Cash Fund and Cash Fund (each a "Fund" and collectively the "Funds").  Each
Fund is a diversified money market portfolio of Monarch Funds (the "Trust"), an open-end, management investment company. Each Fund seeks to provide its shareholders with high current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

     TREASURY CASH FUND invests primarily in obligations of the U.S. Treasury and in repurchase agreements backed by these obligations.

     GOVERNMENT CASH FUND invests primarily in high-quality obligations of the U.S. Government, its agencies and instrumentalities and in repurchase agreements backed by these obligations.

     CASH FUND invests in a broad spectrum of high-quality money market instruments.

EACH FUND SEEKS TO ACHIEVE ITS INVESTMENT OBJECTIVE BY INVESTING ALL OF ITS INVESTABLE ASSETS IN A SEPARATE PORTFOLIO OF AN OPEN-END MANAGEMENT INVESTMENT COMPANY WITH AN IDENTICAL INVESTMENT OBJECTIVE. SEE "PROSPECTUS SUMMARY" AND "OTHER INFORMATION - FUND STRUCTURE." ACCORDINGLY, EACH FUND'S INVESTMENT EXPERIENCE WILL CORRESPOND DIRECTLY WITH THAT OF THE PORTFOLIO IN WHICH IT INVESTS.

This Prospectus sets forth concisely the information concerning the Trust and the Funds that a prospective investor should know before investing.
Investors should read this Prospectus and retain it for future reference.
The Trust has filed with the Securities and Exchange Commission ("SEC") a Statement of Additional Information dated January 1, 1997, as may be amended ("SAI"), which contains more detailed information about the Trust and the
Funds and which is incorporated herein by reference. The SAI is available without charge by contacting the Trust's distributor, Forum Financial
Services, Inc., at Two Portland Square, Portland, Maine 04101.
--------------------------------------------------------------------------------
                           TABLE OF CONTENTS
1. Prospectus Summary.................2   5. Purchases of Shares...............7
2. Financial Highlights...............3   6. Redemptions of Shares.............8
3. Investment Objective and Policies..4   7. Distributions and Tax Matters.... 9
4. Management.........................6   8. Other Information................10
--------------------------------------------------------------------------------

THERE CAN BE NO ASSURANCE THAT ANY FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

FUND SHARES ARE NOT OBLIGATIONS, DEPOSITS OR ACCOUNTS OF, OR ENDORSED OR GUARANTEED BY, ANY BANK OR ANY AFFILIATE OF A BANK AND ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FDIC, THE FEDERAL RESERVE SYSTEM OR ANY OTHER FEDERAL AGENCY.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

MONARCH FUNDS
--------------------------------------------------------------------------------
1.  PROSPECTUS SUMMARY

FUND HIGHLIGHTS

This prospectus offers shares of the Universal class ("Universal Shares") of each of the three "money market" Funds of Monarch Funds. The Funds operate in accordance with the provision of Rule 2a-7 under the Investment Company Act of 1940. Treasury Cash Fund, Government Cash Fund and Cash Fund invest all of their investable assets in Treasury Cash Portfolio, Government Cash Portfolio and Cash Portfolio (each a "Portfolio" and collectively the "Portfolios"), respectively, separate series of Core Trust (Delaware) ("Core Trust"), an open-end management investment company. See "Other Information - Fund Structure."

MANAGEMENT. Forum Financial Services, Inc. ("Forum") supervises the overall management of the Funds and the Portfolios and is the distributor of the Funds' shares. Linden Asset Management, Inc. (the "Adviser") is the investment adviser of each Portfolio and provides professional management of the Portfolio's investments. Forum Advisors, Inc. ("Forum Advisors") provides certain subadvisory assistance to the Adviser. The Trust's transfer agent and dividend disbursing agent is Forum Financial Corp. See "Management" for a description of the services provided and fees charged to the Funds.

PURCHASES AND REDEMPTIONS. The minimum initial investment in Universal Shares is $1,000,000. Universal Shares may be purchased and redeemed Monday through Friday, between the hours of 6:00 a.m. and 3:00 p.m., Pacific time, except on Federal holidays and other days that the Federal Reserve Bank of San Francisco is closed ("Fund Business Days"). To be eligible to receive that days' income, orders must be received by the Transfer Agent in good order no later than 11:00 a.m., Pacific time. Shareholders may elect to have redemptions of over $5,000 redeemed by bank wire to a designated bank account. To be able to receive redemption proceeds by wire on the day of the redemption, redemption orders must be received by the transfer agent in good order no later than 11:00 a.m., Pacific time. All times may be changed without notice by management due to market activities. See "Purchases of Shares" and "Redemptions of Shares."

EXCHANGES. Shareholders may exchange Universal Shares for Universal Shares of the other Funds. See "Redemptions of Shares - Exchange Program."

DISTRIBUTIONS. Distributions of net investment income are declared daily and paid monthly by each Fund and are automatically reinvested in additional Fund shares unless the shareholder has requested payment in cash. See
"Distributions and Tax Matters."

INVESTMENT CONSIDERATIONS. There can be no assurance that any Fund will be able to maintain a stable net asset value of $1.00 per share. Although the Funds invest in money market instruments, all securities, including U.S. Government Securities, involve some level of investment risk. An investment in a Fund is not insured by the FDIC, nor is it insured or guaranteed against loss of principal.

EXPENSES OF INVESTING IN THE FUNDS

The purpose of the following table is to assist investors in understanding the various expenses that an investor in Universal Shares will bear directly or indirectly. There are no transaction expenses associated with purchases, redemptions or exchanges of Fund shares. For a further description of the various expenses incurred in the operation of the Funds and the Portfolios, see "Management." Expenses for each Fund are based on annualized estimated expenses for the fiscal year ending August 31, 1997.

ANNUAL OPERATING EXPENSES (as a percentage of average net assets)(1)

                                                Treasury   Government
                                              Cash Fund(3)  Cash Fund  Cash Fund
                                              ------------  ---------  ---------
  Management Fees(2) (after fee waivers)          0.09%       0.09%      0.09%
  Rule 12b-1 Fees                                 None        None       None
  Other Expenses (after expense reimbursements)   0.18%       0.10%      0.18%
  Total Operating Expenses                        0.27%       0.19%      0.27%

(1) All information includes the Fund's pro rata portion of the expenses of its corresponding Portfolio. Absent expense reimbursements and fee waivers, the expenses of Treasury Cash Fund, Government Cash Fund and Cash Fund would be: Management Fees; 0.14%, 0.14% and 0.14%; Other Expenses; 0.36%, 0.14% and 0.29%; and Total Operating Expenses, 0.50%, 0.28% and 0.43%.
(2) Includes all advisory, management and administration fees.
(3) Estimated expenses for year ended August 31, 1997.

                                                                   MONARCH FUNDS
--------------------------------------------------------------------------------
EXAMPLE

You would pay directly or indirectly the following expenses on a $1,000 investment in Universal Shares, assuming a 5% annual return and redemption at the end of each period:

                          One Year    Three Years    Five Years    Ten Years
                          --------    -----------    ----------    ---------
     Treasury Cash Fund      $3           $9             $15          $34
     Government Cash Fund    $2           $6             $11          $24
     Cash Fund               $3           $9             $15          $34

The example is based on the expenses listed in the table and assumes the reinvestment of all distributions. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR RETURN. ACTUAL EXPENSES AND RETURN MAY BE GREATER OR LESS THAN INDICATED.

2.  FINANCIAL HIGHLIGHTS

The following information represents selected data for a single outstanding Universal Share of Government Cash Fund and Cash Fund for the periods indicated. Until August 31, 1995, the Funds invested directly in portfolio securities. As of August 31, 1996, no Universal Shares of Treasury Cash Fund were outstanding; selected data for a single outstanding Institutional Share of that Fund is shown. This information has been audited by KPMG Peat Marwick LLP, independent auditors. The Funds' financial statements and the independent auditors' report thereon are incorporated by reference into the SAI and may be obtained without charge upon request.


                                                                           Ratios to Average Net
                                                      Distri-                     Assets                         Net      Ratio to
                             Beginning                butions      Ending  ---------------------              Assets at  Average Net
                            Net Assets     Net        From Net   Net Asset                Net                   Period      Assets
                             Value Per  Investment   Investment  Value per            Investment    Total      (000's       Gross
                               Share      Income       Income      Share    Expenses    Income      Return     Omitted)  Expenses(a)
                            ----------  ----------    --------    -------  ----------   -------    --------  ----------- -----------
TREASURY CASH FUND
INSTITUTIONAL SHARES
Year Ended August 31, 1996    $ 1.00       $0.05      $(0.05)    $ 1.00      0.45%       5.01%       5.15%   $ 79,259(c)    0.69%
Year Ended August 31, 1995      1.00        0.05       (0.05)      1.00      0.42%       5.18%       5.28%     28,530       0.86%
Year Ended August 31, 1994      1.00        0.03       (0.03)      1.00      0.42%       3.03%       3.11%     41,194       0.74%
Jul. 12, 1993 to Aug. 31, 1993  1.00         --          --        1.00      0.45%(b)    2.65%(b)    2.81%(b)  39,660       1.09%(b)
GOVERNMENT CASH FUND
UNIVERSAL SHARES
Year Ended August 31, 1996      1.00        0.05       (0.05)      1.00      0.19%       5.43%       5.59%    248,986(c)    0.28%
Year Ended August 31, 1995      1.00        0.06       (0.06)      1.00      0.24%       5.46%       5.78%    182,546       0.52%
Year Ended August 31, 1994      1.00        0.04       (0.04)      1.00      0.28%       3.48%       3.64%    158,798       0.49%
Oct. 29, 1992 to Aug. 31, 1993  1.00        0.03       (0.03)      1.00      0.21%(b)    3.19%(b)    3.23%(b) 158,516       0.52%(b)
CASH FUND
UNIVERSAL SHARES
Year Ended August 31, 1996      1.00        0.05       (0.05)      1.00      0.27%       5.48%       5.53%      3,272(c)    0.43%
Year Ended August 31, 1995      1.00        0.06       (0.06)      1.00      0.27%       5.59%       5.75%     26,525       0.56%
Year Ended August 31, 1994      1.00        0.04       (0.04)      1.00      0.27%       3.50%       3.69%     22,105       0.55%
Dec. 1, 1992 to Aug. 31, 1993   1.00        0.03       (0.03)      1.00      0.25%(b)    3.29%(b)    3.36%(b)  47,854       0.62%(b)

(a) During each period, various fees and expenses were waived and reimbursed, respectively. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements for the Fund and its respective Portfolio.
(b) Annualized.
(c) As of August 31, 1996, the total assets of each Fund (combining the assets of each class of shares) was: Treasury Cash Fund, $83,240,154, Government Cash Fund, $505,623,107 and Cash Fund, $125,735,874.

MONARCH FUNDS
-------------------------------------------------------------------------------

3.  INVESTMENT OBJECTIVE AND POLICIES

Each Fund has an investment policy that allows it to invest all of its investable assets in its corresponding Portfolio. All other investment policies of each Fund and its corresponding Portfolio are identical. Therefore, although the following discusses the investment policies of the Portfolios (and the responsibilities of Core Trust's board of trustees (the "Core Trust Board")), it applies equally to the Funds (and the Trust's board of trustees (the "Board")).

INVESTMENT OBJECTIVE

The investment objective of each Fund is to provide high current income to the extent consistent with the preservation of capital and the maintenance of liquidity. Each Fund currently seeks to achieve its investment objective by investing all of its investable assets in its corresponding Portfolio, which has the same investment objective. There can be no assurance that any Fund or Portfolio will achieve its investment objective.

INVESTMENT POLICIES

The Portfolios invest only in high quality, U.S. dollar-denominated short-term money market instruments that are determined by the Adviser, pursuant to procedures adopted by the Core Trust Board, to be eligible for purchase and to present minimal credit risks. High quality instruments include those that (i) are rated (or, if unrated, are issued by an issuer with comparable outstanding short-term debt that is rated) in the highest rating category by two nationally recognized statistical rating organizations ("NRSROs") or, if only one NRSRO has issued a rating, by that NRSRO or (ii) are otherwise unrated and determined by the Adviser to be of comparable quality. A description of the rating categories of certain NRSROs, such as Standard & Poor's Corporation and Moody's Investors Service, Inc., is contained in the SAI.

Each Portfolio invests only in instruments that have a remaining maturity of 397 days or less (as calculated under Rule 2a-7 under the Investment Company Act of 1940 (the "1940 Act")) and maintains a dollar-weighted average portfolio maturity of 90 days or less. Except to the limited extent permitted by Rule 2a-7 and except for U.S. Government Securities, each Portfolio will not invest more than 5% of its total assets in the securities of any one issuer. As used in this prospectus, "U.S. Government Securities" means obligations issued or guaranteed as to principal and interest by the United States Government, its agencies or instrumentalities and "Treasury Securities" means U.S. Treasury bills and notes and other U.S. Government Securities which are guaranteed as to principal and interest by the U.S. Treasury.

Although each Portfolio only invests in high quality money market instruments, an investment in a Portfolio is subject to risk even if all securities in the Portfolio's portfolio are paid in full at maturity. All money market instruments, including U.S. Government Securities, can change in value when there is a change in interest rates, the issuer's actual or perceived creditworthiness or the issuer's ability to meet its obligations.

TREASURY CASH PORTFOLIO

Treasury Cash Portfolio seeks to maintain its investment objective by investing primarily in obligations of the U.S. Treasury, such as Treasury Securities and repurchase agreements backed by Treasury Securities.

GOVERNMENT CASH PORTFOLIO

Government Cash Portfolio seeks to attain its investment objective by investing primarily in U.S. Government Securities and in repurchase agreements backed by U.S. Government Securities. The U.S. Government Securities in which the Portfolio may invest include Treasury Securities and securities supported primarily or solely by the creditworthiness of the issuer, such as securities of the Federal National Mortgage Association. There is no guarantee that the U.S. Government will support securities not backed by its full faith and credit. Accordingly, although these securities have historically involved little risk of loss of principal if held to maturity, they may involve more risk than securities backed by the U.S. Government's full faith and credit.

CASH PORTFOLIO

Cash Portfolio seeks to attain its investment objective by investing in a broad spectrum of money market instruments. The Portfolio may invest in (i) obligations of domestic financial institutions, (ii) U.S. Government Securities (see "Investment Objective and Policies - Government Cash Portfolio") and (iii) corporate debt obligations of domestic issuers.

Financial institution obligations include negotiable certificates of deposit, bank notes, bankers' acceptances and time deposits of banks (including savings banks and savings associations) and their foreign branches. The Portfolio limits its investments in bank obligations to banks which at the time of investment have total assets in excess of one billion dollars. Certificates of deposit represent an institution's obligation to repay funds deposited with it that earn a specified interest rate over a given period. Bank notes are debt obligations of a bank. Bankers' acceptances are negotiable obligations of a bank to pay a draft

                                                                  MONARCH FUNDS
-------------------------------------------------------------------------------

which has been drawn by a customer and are usually backed by goods in international trade. Time deposits are non-negotiable deposits with a banking institution that earn a specified interest rate over a given period. Certificates of deposit and fixed time deposits, which are payable at the stated maturity date and bear a fixed rate of interest, generally may be withdrawn on demand by the Portfolio but may be subject to early withdrawal penalties which could reduce the Portfolio's yield.

Corporate debt obligations include commercial paper (short-term promissory notes) issued by companies to finance their, or their affiliates', current obligations. The Portfolio may also invest in commercial paper or other corporate securities issued in "private placements" without registration under the Securities Act of 1933. These "restricted securities" are restricted as to disposition under the Federal securities laws in that any sale of these securities may not be made absent registration under the Securities Act of 1933 or an appropriate exemption therefrom.

ADDITIONAL INVESTMENT POLICIES

Each Fund's and each Portfolio's investment objective and certain investment limitations, as described in the SAI, may not be changed without approval of the holders of a majority of the Fund's or Portfolio's, as applicable, outstanding voting securities (as defined in the 1940 Act). Except as otherwise indicated in this prospectus or in the SAI, investment policies of a Fund or a Portfolio may be changed by the applicable board of trustees without shareholder approval. Each Portfolio may borrow money for temporary or emergency purposes (including the meeting of redemption requests), but not in excess of 33 1/3% of the value of the Portfolio's total assets. Borrowing for purposes other than meeting redemption requests will not exceed 5% of the value of the Portfolio's total assets. Each Portfolio is permitted to hold cash in any amount pending investment in securities and may invest in other investment companies that intend to comply with Rule 2a-7 and have substantially similar investment objectives and policies. A further description of the Funds' and the Portfolios' investment policies is contained in the SAI.

REPURCHASE AGREEMENTS. Each Portfolio may seek additional income by entering into repurchase agreements. Repurchase agreements are transactions in which a Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon future date, normally one to seven days later. The resale price reflects a market rate of interest that is not related to the coupon rate or maturity of the purchased security. The Trust holds the underlying collateral, which is maintained at not less than 100% of the repurchase price. Repurchase agreements involve certain risks not associated with direct investment in securities. The Portfolios, however, intend to enter into repurchase agreements only with sellers which the Adviser believes present minimal credit risks in accordance with guidelines established by the Core Trust Board. In the event that a seller defaulted on its repurchase obligation, however, a Portfolio might suffer a loss.

LIQUIDITY. To ensure adequate liquidity, each Portfolio may not invest more than 10% of its net assets in illiquid securities, including repurchase agreements not entitling the Portfolio to payment of principal within seven days. There may not be an active secondary market for securities held by a Portfolio. The value of securities that have a limited market tend to fluctuate more than those that have an active market. For this reason, a Portfolio could suffer a loss with respect to an instrument. The Adviser monitors the liquidity of the Portfolios' investments, but there can be no guarantee that an active secondary market will exist.

WHEN-ISSUED SECURITIES. In order to assure itself of being able to obtain securities at prices which the Adviser believes might not be available at a future time, each Portfolio may purchase securities on a when-issued or delayed delivery basis. Securities so purchased are subject to market price fluctuation and no interest on the securities accrues to a Portfolio until delivery and payment take place. Accordingly, the value of the securities on the delivery date may be more or less than the purchase price. Commitments for when-issued or delayed delivery transactions will be entered into only when a Portfolio has the intention of actually acquiring the securities. Failure by the other party to deliver a security purchased by a Portfolio may result in a loss or missed opportunity to make an alternative investment.

VARIABLE AND FLOATING RATE SECURITIES. The securities in which the Portfolios invest may have variable or floating rates of interest. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate. The interest paid on these securities is a function primarily of the index or market rate upon which the interest rate adjustments are based. Securities with ultimate maturities of greater than 397 days may be purchased in accordance with the provisions to Rule 2a-7. Under that Rule, only those long-term instruments that have demand features that comply with certain requirements and certain U.S. Government Securities may be purchased. Similar to fixed rate debt instruments, variable and floating rate instruments are subject to changes in value based on changes in market interest rates or changes in the issuer's creditworthiness.

MONARCH FUNDS
-------------------------------------------------------------------------------

No Portfolio may purchase a variable or floating rate security whose interest rate is adjusted based on a long-term interest rate or index, on more than one interest rate or index, or on an interest rate or index that materially lags short-term market rates (these prohibited securities are often referred to as "derivative" securities). All variable and floating rate securities purchased by a Portfolio will have an interest rate that is adjusted based on a single short-term rate or index, such as the Prime Rate.

FINANCIAL INSTITUTION GUIDELINES. Treasury Cash Portfolio and Government Cash Portfolio invest only in instruments which, if held directly by a bank or bank holding company organized under the laws of the United States or any state thereof, would be assigned to a risk-weight category of no more than 20% under the current risk based capital guidelines adopted by the Federal bank regulators. In addition, these Portfolios limit their investments to those permissible for Federally chartered credit unions under applicable provisions of the Federal Credit Union Act and the applicable rules and regulations of the National Credit Union Administration. Government Cash Portfolio limits its investments to investments that are legally permissible for Federally chartered savings associations without limit as to percentage and to investments that permit Fund shares to qualify as liquid assets and as short-term liquid assets.

4.  MANAGEMENT

The business of the Trust is managed under the direction of the Board and the business of Core Trust is managed under the direction of the Core Trust Board. The Board formulates the general policies of the Funds and meets periodically to review the results of the Funds, monitor investment activities and practices and discuss other matters affecting the Fund and the Trust. The SAI contains general background information about the trustees and officers of the Trust and of Core Trust.

MANAGER AND INVESTMENT ADVISERS

Forum supervises the overall management of the Trust, including overseeing the Trust's receipt of services, advising the Trust and the Trustees on matters concerning the Trust and its affairs, and providing the Trust with general office facilities and certain persons to serve as officers. For these services and facilities, Forum receives a fee at an annual rate of 0.05% of the daily net assets of each Fund. Forum also serves as administrator of Core Trust and provides administrative services for each Portfolio that are similar to those provided to the Funds. For its administrative services to the Portfolios, Forum receives a fee at an annual rate of 0.05% of the daily net assets of each Portfolio.

As of the date hereof Forum acted as manager and distributor of registered investment companies with assets of approximately $17 billion. Forum, which is located at Two Portland Square, Portland, Maine 04101, is a registered broker-dealer and is a member of the National Association of Securities Dealers, Inc. As of the date of this Prospectus, Forum, Forum Advisors and the Trust's transfer agent were each directly controlled by John Y. Keffer, an officer and Trustee of the Trust and of Core Trust.

Subject to the general supervision of the Core Trust Board, the Adviser makes investment decisions for the Portfolios and monitors the Portfolios' investments. The Adviser, which is located at 812 North Linden Drive, Beverly Hills, California 90210, is controlled by Anthony R. Fischer, Jr., who acts as each Portfolio's portfolio manager. The Portfolios are currently the only investment companies advised by the Adviser, but the Adviser provides sub-advisory services to another portfolio of Core Trust. From time to time Forum Advisors may provide the Adviser with assistance regarding certain of the Adviser's responsibilities. These services may include management of part of or all of the Portfolios' investment portfolios. Forum Advisors, which is located at Two Portland Square, Portland, Maine 04101, provides investment advisory services to five other mutual funds.

For its services, the Adviser receives from each Portfolio an advisory fee based upon the total average daily net assets of the three Portfolios ("Total Portfolio Assets") that is calculated on a cumulative basis as follows:
0.06% of the first $200 million of Total Portfolio Assets, 0.04% of the next $300 million of Total Portfolio Assets, and 0.03% of the remaining Total Portfolio Assets. To the extent the Adviser has delegated its responsibilities to Forum Advisors, the Adviser pays the advisory fee accrued for such period of time to Forum Advisors. It is anticipated that the Adviser will delegate responsibility for portfolio management infrequently to Forum Advisors.

SHAREHOLDER SERVICING

Forum Financial Corp. (the "Transfer Agent"), a registered transfer agent, acts as the Trust's transfer agent and dividend disbursing agent. The Transfer Agent maintains an account for each shareholder of the Funds (unless such accounts are maintained by sub-transfer agents or processing agents) and performs other transfer agency and related functions.

The Transfer Agent is authorized to subcontract any or all of its functions to one or more qualified sub-transfer agents or processing agents, which may be its affiliates, who agree to comply with the terms of the Transfer Agent's agreement with the Trust. The Transfer Agent may pay those agents for their services, but no such payment will increase the Transfer

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Agent's compensation from the Trust. For its services, the Transfer Agent is paid a transfer agent fee at an annual rate of 0.05% of the average daily net assets of each Fund attributable to Universal Shares plus $12,000 per year and certain account and additional class charges and is reimbursed for certain expenses incurred on behalf of the Funds. Forum Financial Corp. is also paid a separate fee for its portfolio accounting services to each Portfolio.

EXPENSES

Each Fund bears all of its expenses, which include Trust expenses attributable to the Fund, which are allocated to the Fund, and expenses not specifically attributable to any Fund, which are allocated among the Funds in proportion to their average net assets. Each service provider may each elect to waive (or continue to waive) all or a portion of its fees and may reimburse a Fund for certain expenses. Any such waivers or reimbursements will have the effect of increasing the Fund's performance for the period during which the waiver or reimbursement is in effect. No fee waivers may be recouped at a later date.

5.  PURCHASES OF SHARES

GENERAL INFORMATION

All transactions in Fund shares are effected through the Transfer Agent, which accepts orders for purchases only from shareholders of record and new investors. The minimum initial investment in Universal Shares is $1,000,000. Shareholders of record will receive from the Trust monthly statements listing all account activity during the statement period. The Trust reserves the right in the future to modify, limit or terminate any shareholder privilege upon appropriate notice.

Fund shares are sold on a continuous basis at their next determined net asset value on all Fund Business Days. Fund shares are issued immediately following the next determination of the Fund's net asset value made after an order for the shares in proper form, accompanied by funds on deposit at a Federal Reserve Bank ("Federal Funds"), is received by the Transfer Agent.
An investor's funds will not be accepted or invested by a Fund during the period before the Fund's receipt of Federal Funds. The Trust reserves the right to reject any subscription for the purchase of Fund shares.

Investors may obtain the account application necessary to open an account or obtain additional information or assistance by contacting the Trust at 800-754-8757 or writing the Trust at the following address:

       Monarch Funds
       P.O. Box 446
       Portland, Maine 04112

Purchase orders for Universal Shares will be accepted on Fund Business Days until 3:00 p.m., Pacific time. In order to receive distributions for the day of investment, orders and payment must be received by the Transfer Agent as follows:

       Order Must be Received by        Payment Must be Received by
       -------------------------        ---------------------------
       11:00 a.m., Pacific time         1:00 p.m., Pacific time

If a purchase order is transmitted to the Transfer Agent after 11:00 a.m., Pacific time, or the wire is received after 1:00 p.m., Pacific time, the investor will not receive a distribution on that day. On days that the New York Stock Exchange or San Francisco Federal Reserve Bank closes early or the Public Securities Association recommends that the government securities markets close early, the Trust may advance the time by which the Transfer Agent must receive completed wire purchase orders and the cut-off times in the above table.

INITIAL PURCHASE PROCEDURES

BY BANK WIRE. To make an initial investment in a Fund using the federal wire system for transmittal of money among banks, an investor should first telephone the Transfer Agent at 800-754-8757 to obtain an account number.
The investor should then wire the investor's money immediately to:

       Imperial Bank
       ABA# 122201444
       For Credit To:  Forum Financial Corp.
       Account #: 09075-933
          Re: [Name of Fund] - Universal Shares
          Account #: _______________________________
          Account Name: ____________________________

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The investor should then promptly complete and mail the account application.
Payment in the form of a bank wire is treated as a Federal Funds payment received at the time the wire is received.

BY MAIL. Investors may send a check made payable to the Trust along with a completed account application to the Transfer Agent at the address listed above. Checks are accepted at full value subject to collection.

THROUGH FINANCIAL INSTITUTIONS. Shares may be purchased and redeemed through certain broker-dealers, banks and other financial institutions ("Participating Organizations"). Participating Organizations may charge a fee for their services and may otherwise act as processing agents. Participating Organizations are responsible for promptly transmitting purchase, redemption and other requests to the Funds.

Investors who purchase shares in this manner will be subject to the procedures of their Participating Organization, which may include investment minimums, cutoff times and other restrictions in addition to, or different from, those applicable to shareholders who invest in a Fund directly. Investors purchasing Fund shares in this manner should acquaint themselves with their Participating Organization's procedures and should read this Prospectus in conjunction with any materials and information provided by their Participating Organization. Investors purchasing shares in this manner may or may not be the shareholder of record and, subject to their Participating Organization's procedures, may have Fund shares transferred into their name. Certain states permit shares to be purchased and redeemed only through registered broker-dealers, including Forum.

SUBSEQUENT INVESTMENTS

Subsequent investments in a Fund, which may be made by bank wire, by check or through Participating Organizations. Shareholders using the wire system for subsequent investments should first telephone the Transfer Agent at 800-754-8757 to notify it of the wire transfer.

6.  REDEMPTIONS OF SHARES

GENERAL INFORMATION

Fund shares may be redeemed without charge at their next determined net asset value on any Fund Business Day following acceptance by the Transfer Agent of the redemption order in proper form (and any supporting documentation which the Transfer Agent may require). There is no minimum period of investment and no restriction on the frequency of redemptions. Redemption proceeds are paid by check mailed to the shareholder's record address immediately following any redemption unless the shareholder has elected wire redemption privileges. The right of redemption may not be suspended nor the payment dates postponed except when the New York Stock Exchange is closed (or when trading thereon is restricted) for any reason other than its customary weekend or holiday closings or under any emergency or other circumstance as determined by the SEC.

Redemption proceeds from the Portfolios may be made wholly or partially in portfolio securities if the Adviser determines it to be in the best interests of the Portfolio. Similarly, redemption proceeds from a Fund may be made wholly or partially in portfolio securities if it is determined to be in the best interests of the Fund.

Redemption orders for Universal Shares will be accepted on Fund Business Days until 3:00 p.m., Pacific time. In order to receive redemption proceeds by wire, a redemption order must be received by the Transfer Agent by 11:00 a.m., Pacific time.

For redemption orders received after 11:00 a.m., Pacific time, the Transfer Agent will wire proceeds the next Fund Business Day. On days that the New York Stock Exchange or San Francisco Federal Reserve Bank closes early or the Public Securities Association recommends that the government securities markets close early, the Trust may advance the time by which the Transfer Agent must receive completed wire redemption orders.

If a shareholder elects telephone redemption or exchange privileges, as long as the Trust employs reasonable procedures to insure that telephone orders are genuine (which include recording certain transactions and the use of immediate written confirmation by facsimile or otherwise), the Trust, the Transfer Agent and Forum are not responsible for the authenticity of telephone instructions or losses, if any, resulting from unauthorized telephone redemption or exchange requests. Shareholders should verify the accuracy of telephone instructions immediately upon receipt of confirmation statements.

REDEMPTION PROCEDURES

Shareholders that wish to redeem shares by telephone or to have redemption proceeds transmitted by bank wire must elect these options by properly completing the appropriate sections of their account application.

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Shareholders may make a redemption in any amount by sending a written request to the Transfer Agent accompanied by any share certificates that may have been issued to the shareholder or, for shareholders that have elected telephone redemption privileges, by calling the Transfer Agent and providing the shareholder's account number, the exact name in which the shareholder's shares are registered and a shareholder identification number. During times of drastic economic or market changes, the telephone redemption privilege may be difficult to implement.

BANK WIRE REDEMPTION. For redemptions of more than $5,000, a shareholder that has elected wire redemption privileges may request a Fund to transmit redemption proceeds by Federal Funds wire to a bank account designated on the shareholder's account application.

SIGNATURE GUARANTEES. A signature guarantee is required for any written redemption request (other than an exchange) and for any instruction to change the shareholder's record name or address, a designated bank account, the distribution election, or the telephone redemption or other option elected on an account. In addition, all certificates submitted for redemption (or exchange) must be endorsed by the shareholder with signature guaranteed. Signature guarantees may be provided by any eligible institution acceptable to the Transfer Agent, including a bank, a broker, a dealer, a national securities exchange, a credit union, or a savings association that is authorized to guarantee signatures. Share certificates submitted for redemption must be endorsed by the shareholder with signature guaranteed.

OTHER REDEMPTION MATTERS. Share certificates are issued only to shareholders of record upon their written request and no certificates are issued for fractional shares. Shares for which certificates have been issued may not be redeemed or exchanged by telephone. Due to the cost to the Trust of maintaining smaller accounts, the Trust reserves the right to redeem, upon not less than 60 days' written notice, all shares in any Fund account with an aggregate net asset value of less than $100,000, unless an investment is made to restore the minimum value.

EXCHANGE PROGRAM

Investors in Universal Shares of a Fund are entitled to exchange their shares for Universal Shares of another Fund if that Fund's shares are eligible for sale in the shareholder's state. Exchanges are subject to minimum investment requirements of the Funds. There is currently no limit on the number of exchanges a shareholder may make. The Trust reserves the right in the future to modify, limit or terminate the exchange privilege upon appropriate notice to shareholders.

Exchanges may be accomplished by written instructions to the Transfer Agent or, for shareholders that have elected telephone exchange privileges, by calling the Transfer Agent and providing the shareholder's account number, the exact name in which the shareholder's shares are registered and the shareholder's social security or taxpayer identification number. During times of drastic economic or market changes, the telephone exchange privilege may be difficult to implement.

7.  DISTRIBUTIONS AND TAX MATTERS

DISTRIBUTIONS

Distributions of each Fund's net investment income are declared daily and paid monthly following the close of the last Fund Business Day of the month. Net capital gain realized by a Fund, if any, will be distributed annually. Fund shares become entitled to receive distributions on the day the shares are issued as described under "Purchases of Shares - General Information." Shares redeemed are not entitled to receive distributions declared on or after the day on which the redemption becomes effective.

Shareholders may choose either to have all distributions reinvested in additional Fund shares or received in cash or to have distributions of net capital gain reinvested in additional Fund shares and distributions of net investment income paid in cash. All distributions are treated in the same manner for Federal income tax purposes whether received in cash or reinvested in shares of the Fund.

TAX MATTERS

TAX STATUS OF THE FUNDS. Each Fund intends to continue to qualify to be taxed as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. Accordingly, each Fund will not be liable for Federal income taxes on the net investment income and capital gain distributed to its shareholders. Because the Funds intend to distribute all of their net investment income and net capital gain each year, the Funds should also avoid Federal excise taxes.

Distributions paid by each Fund out of its net investment income (including realized net short-term capital gain) are taxable to the shareholders of the Fund as ordinary income. Distributions of net long-term capital gain, if any, realized by a Fund are taxable to shareholders as long-term capital gain, regardless of the length of time the Fund shares were held by the shareholder at the time of distribution.

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THE PORTFOLIOS.  The Portfolios are not required to pay Federal income taxes on their net investment income and capital gain, as they are treated as partnerships for Federal income tax purposes. All interest, distributions and gains and losses of a Portfolio are deemed to be "passed through" to the respective Fund in proportion to the Fund's holdings of the Portfolio, regardless of whether the interest, distributions or gains have been distributed by the Portfolio or losses have been realized by the Portfolio.

GENERAL. Each Fund is required by Federal law to withhold 31% of reportable payments (which may include dividends and capital gain distributions) paid to a non-corporate shareholder unless that shareholder certifies in writing that the social security or other tax identification number provided is correct and that the shareholder is not subject to backup withholding.

Reports containing appropriate information with respect to the Federal income tax status of distributions paid during the year by the Fund will be mailed to shareholders shortly after the close of each calendar year.

The foregoing is only a summary of some of the Federal tax considerations generally affecting the Funds and their shareholders. The SAI contains a further discussion. Because other Federal, state or local tax considerations may apply, investors are urged to consult their tax advisors.

8.  OTHER INFORMATION

FUND PERFORMANCE

Universal Shares' performance may be advertised. All performance information is based on historical results, is not intended to indicate future performance and, unless otherwise indicated, is net of all expenses. The Funds may advertise yield, which shows the rate of income a Fund has earned on its investments as a percentage of the Fund's share price. To calculate yield, a Fund takes the interest income it earned from its portfolio of investments for a specified period (net of expenses), divides it by the average number of shares entitled to receive distributions, and expresses the result as an annualized percentage rate based on the Fund's share price at the end of the period. A Fund's compounded annualized yield assumes the reinvestment of distributions paid by the Fund, and, therefore will be somewhat higher than the annualized yield for the same period. Each class' performance will vary. The Funds' advertisements may also reference ratings and rankings among similar funds by independent evaluators such as Morningstar, Lipper Analytical Services, Inc. or IBC Financial Data, Inc. In addition, the performance of the Funds may be compared to recognized indices of market performance. The comparative material found in a Fund's advertisements, sales literature, or reports to shareholders may contain performance rankings. This material is not to be considered representative or indicative of future performance.

DETERMINATION OF NET ASSET VALUE

The Trust determines the net asset value per share of each Fund as of 1:00 p.m., Pacific time, on each Fund Business Day. Net asset value per share is determined by dividing the value of the Fund's net assets (the value of its interest in the Portfolio and other assets less its liabilities) by the number of shares outstanding at the time the determination is made. In order to more easily maintain a stable net asset value per share, each Portfolio's portfolio securities are valued at their amortized cost (acquisition cost adjusted for amortization of premium or accretion of discount) in accordance with Rule 2a-7. The Portfolios will only value their portfolio securities using this method if the Core Trust Board believes that it fairly reflects the market-based net asset value per share. The Portfolios' other assets, if any, are valued at fair value by or under the direction of the Core Trust Board.

THE TRUST AND ITS SHARES

The Trust is registered with the SEC as an open-end management investment company and was organized as a business trust under the laws of the State of Delaware on July 10, 1992. The Board has the authority to issue an unlimited number of shares of beneficial interest of separate series with no par value per share and to create classes of shares within each series. Except for the Funds, no other series of shares are currently authorized.

As of November 22, 1996, there were no outstanding Universal Shares of Treasury Cash Fund. As of that same date, Imperial Bancorp. and its affiliates owned more than 25% of the outstanding Universal Shares of Government Cash Fund, and no shareholder owned more than 25% of the outstanding Universal Shares of Cash Fund. From time to time various shareholders may own a large percentage of Universal Shares or shares of other classes of a Fund. These shareholders may be deemed to be controlling persons of a class, and may be able to greatly affect (if not determine) the outcome of any shareholder vote.

Shares issued by the Trust have no conversion, subscription or preemptive rights. Voting rights are not cumulative and the shares of each series or class of the Trust will be voted separately except when an aggregate vote is required by law. Separate votes are taken by each class of a Fund if a matter affects just that class. The Trust is not required to hold annual

10
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meetings of shareholders, and it is anticipated that shareholder meetings will be held only when specifically required by law. Shareholders have available procedures for requiring the Trustees to call a meeting and for removing Trustees.

FUND STRUCTURE

OTHER CLASSES OF SHARES. In addition to Universal Shares, each Fund currently has two other classes of shares authorized, Institutional Shares and Investor Shares. Institutional Shares are offered solely through banks, trust companies and certain other financial institutions, and their affiliates and correspondents, for investment of their funds or funds for which they act in a fiduciary, agency or custodial capacity. Investor Shares are offered to the general public and have an investment minimum of $5,000. Institutional Shares and Investor Shares incur greater expenses than Universal Shares. Except for certain differences, each share of each class represents an undivided, proportionate interest in a Fund. Each share of each Fund is entitled to participate equally in distributions and the proceeds of any liquidation of that Fund except that, due to the differing expenses borne by the various classes, the amount of distributions will differ among the classes.

CORE TRUST STRUCTURE. Each Fund invests all of its assets in its corresponding Portfolio of Core Trust, a business trust organized under the laws of the State of Delaware in September 1994 and registered under the 1940 Act as an open-end management investment company. Accordingly, a Portfolio directly acquires its own securities and its corresponding Fund acquires an indirect interest in those securities. The assets of each Portfolio belong only to, and the liabilities of the Portfolio are borne solely by, the Portfolio and no other portfolio of Core Trust. Upon liquidation of a Portfolio, investors in the Portfolio would be entitled to share pro rata in the net assets of the Portfolio available for distribution to investors.

THE PORTFOLIOS. A Fund's investment in a Portfolio is in the form of a non-transferable beneficial interest. As of the date of this Prospectus, the Treasury Cash Fund and Government Cash Fund are the only investors that have invested all of their assets in their respective Portfolios. Besides Cash Fund, another investment company invests in Cash Portfolio. All investors in a Portfolio will invest on the same terms and conditions as the Funds and will pay a proportionate share of the Portfolio's expenses. The Portfolios normally will not hold meetings of investors except as required by the 1940 Act. Each investor in a Portfolio will be entitled to vote in proportion to the relative value of its interest in the Portfolio. On most issues subject to a vote of investors, as required by the 1940 Act and other applicable law, a Fund will solicit proxies from shareholders of the Fund and will vote its interest in a Portfolio in proportion to the votes cast by its shareholders. If there are other investors in a Portfolio, there can be no assurance that any issue that receives a majority of the votes cast by a Fund's shareholders will receive a majority of votes cast by all investors in the Portfolio.

CONSIDERATIONS OF INVESTING IN A PORTFOLIO. A Fund's investment in a Portfolio may be affected by the actions of other investors in the Portfolio. For example, if other investors redeemed their interest in the Portfolio, the Portfolio's remaining investors (including the Fund) might, as a result, experience higher pro rata operating expenses. A Fund may withdraw its entire investment from a Portfolio at any time if the Board determines that it is in the best interests of the Fund and its shareholders to do so. The Fund might withdraw, for example, if other investors in the Portfolio, by a vote of shareholders, changed the investment objective or policies of the Portfolio in a manner not acceptable to the Board or not permissible by the Fund. A withdrawal could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) by the Portfolio. That distribution could result in a less diversified portfolio of investments for the Fund, resulting in increased risk, and could affect adversely the liquidity of the Fund's portfolio. If the Fund decided to convert those securities to cash, it would incur transaction costs. If the Fund withdrew its investment from the Portfolio, the Board would consider what action might be taken, including the management of the Fund's assets in accordance with its investment objective and policies by the Adviser or the investment of all of the Fund's investable assets in another pooled investment entity having substantially the same investment objective as the Fund. Forum has only two years of experience in managing funds that utilize its "Core and Gateway-Registered Trademark-" structure.

ADDITIONAL INFORMATION. Each class of a Fund (and any other investment company that invests in a Portfolio) may have a different expense ratio and different sales charges, including distribution fees, and each class' (and investment company's) performance will be affected by its expenses and sales charges. For more information on any other class of shares of the Funds or concerning any other investment companies that invest in a Portfolio, investors may contact Forum at 800-754-8757. If an investor invests through a financial institution, the investor may also contact their financial institution to obtain information about the other classes or any other investment company investing in a Portfolio.

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, THE SAI AND THE FUNDS' OFFICIAL SALES LITERATURE IN CONNECTION WITH THE OFFERING OF THE FUNDS' SHARES, AND IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE TRUST. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER IN ANY STATE IN WHICH, OR TO ANY PERSON TO WHOM, SUCH OFFER MAY NOT LAWFULLY BE MADE.

                                                                            11
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INSTITUTIONAL SHARES

Treasury Cash Fund
Government Cash Fund
Cash Fund


                                     PROSPECTUS
                                  January 1, 1997

------------------------------------------------------------------------------

This Prospectus offers Institutional Shares of Treasury Cash Fund, Government Cash Fund and Cash Fund (each a "Fund" and collectively the "Funds"). Each Fund is a diversified money market portfolio of Monarch Funds (the "Trust"), an open-end, management investment company. Each Fund seeks to provide its shareholders with high current income to the extent consistent with the preservation of capital and the maintenance of liquidity.


     TREASURY CASH FUND invests primarily in obligations of the U.S. Treasury and in repurchase agreements backed by these obligations.

     GOVERNMENT CASH FUND invests primarily in high-quality obligations of the U.S. Government, its agencies and instrumentalities and in repurchase agreements backed by these obligations.

     CASH FUND invests in a broad spectrum of high-quality money market instruments.


EACH FUND SEEKS TO ACHIEVE ITS INVESTMENT OBJECTIVE BY INVESTING ALL OF ITS INVESTABLE ASSETS IN A SEPARATE PORTFOLIO OF AN OPEN-END MANAGEMENT INVESTMENT COMPANY WITH AN IDENTICAL INVESTMENT OBJECTIVE. SEE "PROSPECTUS SUMMARY" AND "OTHER INFORMATION - FUND STRUCTURE." ACCORDINGLY, EACH FUND'S INVESTMENT EXPERIENCE WILL CORRESPOND DIRECTLY WITH THAT OF THE PORTFOLIO IN WHICH IT INVESTS.

This Prospectus sets forth concisely the information concerning the Trust and the Funds that a prospective investor should know before investing.
Investors should read this Prospectus and retain it for future reference.
The Trust has filed with the Securities and Exchange Commission ("SEC") a Statement of Additional Information dated January 1, 1997, as may be amended (the "SAI") which contains more detailed information about the Trust and the Funds and which is incorporated herein by reference. The SAI is available without charge by contacting the Trust's distributor, Forum Financial Services, Inc., at Two Portland Square, Portland, Maine 04101.

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                           TABLE OF CONTENTS

1. Prospectus Summary................. 2   5. Purchases of Shares............  7
2. Financial Highlights............... 3   6. Redemptions of Shares..........  8
3. Investment Objective and Policies.. 4   7. Distributions and Tax Matters..  9
4. Management......................... 6   8. Other Information.............. 10

--------------------------------------------------------------------------------


THERE CAN BE NO ASSURANCE THAT ANY FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

FUND SHARES ARE NOT OBLIGATIONS, DEPOSITS OR ACCOUNTS OF, OR ENDORSED OR GUARANTEED BY, ANY BANK OR ANY AFFILIATE OF A BANK AND ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FDIC, THE FEDERAL RESERVE SYSTEM OR ANY OTHER FEDERAL AGENCY.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
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1.  PROSPECTUS SUMMARY

FUND HIGHLIGHTS

This prospectus offers shares of the Institutional class ("Institutional Shares") of each of the three "money market" Funds of Monarch Funds. The Funds operate in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940. Treasury Cash Fund, Government Cash Fund and Cash Fund invest all of their investable assets in Treasury Cash Portfolio, Government Cash Portfolio and Cash Portfolio (each a "Portfolio" and collectively the "Portfolios"), respectively, separate series of Core Trust (Delaware) ("Core Trust"), an open-end management investment company. See "Other Information - Fund Structure."

MANAGEMENT. Forum Financial Services, Inc. ("Forum") supervises the overall management of the Funds and the Portfolios and is the distributor of the Funds' shares. Linden Asset Management, Inc. (the "Adviser") is the investment adviser of each Portfolio and provides professional management of the Portfolio's investments. Forum Advisors, Inc. ("Forum Advisors") provides certain subadvisory assistance to the Adviser. The Trust's transfer agent and distribution disbursing agent is Forum Financial Corp. See "Management" for a description of the services provided and fees charged to the Funds.

SHAREHOLDER SERVICING. The Trust has adopted a Shareholder Service Plan relating to Institutional Shares under which Forum is compensated for various shareholder servicing activities. See "Management - Shareholder Servicing."

PURCHASES AND REDEMPTIONS. Institutional Shares may be purchased and redeemed between the hours of 6:00 a.m. and 3:00 p.m., Pacific time, Monday through Friday except on Federal holidays and other days that the Federal Reserve Bank of San Francisco is closed ("Fund Business Days"). To be eligible to receive that day's income, purchase orders must be received by the Transfer Agent in good order no later than 11:00 a.m., Pacific time. Shareholders may elect to have redemptions of over $5,000 redeemed by bank wire to a designated bank account. To be able to receive redemption proceeds by wire on the day of the redemption, redemption orders must be received by the transfer agent in good order no later that 11:00 a.m., Pacific time. All times may be changed without notice by management due to market activities. See "Purchases of Shares" and "Redemptions of Shares."

EXCHANGES. Shareholders may exchange Institutional Shares for Institutional Shares of the other Funds. See "Redemptions of Shares - Exchange Program."

DISTRIBUTIONS. Distributions of net investment income are declared daily and paid monthly by each Fund and are automatically reinvested in additional Fund shares unless the shareholder has requested payment in cash. See "Distributions and Tax Matters."

INVESTMENT CONSIDERATIONS. There can be no assurance that any Fund will be able to maintain a stable net asset value of $1.00 per share. Although the Funds invest in money market instruments, all securities, including U.S. Government Securities involve some level of investment risk. An investment in a Fund is not insured by the FDIC, or is it insured or guaranteed against loss of principal.

EXPENSES OF INVESTING IN THE FUNDS

The purpose of the following table is to assist investors in understanding the various expenses that an investor in Institutional Shares will bear directly or indirectly. There are no transaction expenses associated with purchases, redemptions or exchanges of Fund shares. For a further description of the various expenses incurred in the operation of the Funds and the Portfolios, see "Management." Expenses for each Fund are based on annualized estimated expenses for the fiscal year ending August 31, 1997.

ANNUAL OPERATING EXPENSES (as a percentage of average net assets) (1)

                                              Treasury    Government
                                              Cash Fund    Cash Fund  Cash Fund
                                              ---------    ---------  ---------
   Management Fees (2) (after fee waivers)      0.08%         0.14%     0.13%
   Rule 12b-1 Fees                               None          None      None
   Other Expenses (after expense
    reimbursements)                             0.37%         0.43%     0.44%
                                                -----         -----     -----
   Total Operating Expenses                     0.45%         0.57%     0.57%

(1) All information includes the Fund's pro rata portion of the expenses of its corresponding Portfolio. Absent expense reimbursements and fee waivers, the expenses of Treasury Cash Fund, Government Cash Fund and Cash Fund would be: Management Fees; 0.14%, 0.14% and 0.14%; Other Expenses; 0.55%, 0.43% and 0.46%; and Total Operating Expenses; 0.69%, 0.57% and 0.60%.


2
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(2)  Includes advisory, management and administration fees.

EXAMPLE

You would pay directly or indirectly the following expenses on a $1,000 investment in Institutional Shares, assuming a 5% annual return and redemption at the end of each period:

                             One Year   Three Years   Five Years   Ten Years
                             --------   -----------   ----------   ---------
     Treasury Cash Fund         $5          $14           $25         $57
     Government Cash Fund       $6          $18           $32         $71
     Cash Fund                  $6          $18           $32         $71

The example is based on the expenses listed in the table and assumes the reinvestment of all distributions. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR RETURN. ACTUAL EXPENSES AND RETURN MAY BE GREATER OR LESS THAN INDICATED.

2.  FINANCIAL HIGHLIGHTS


The following information represents selected data for a single outstanding Institutional Share of each Fund for the periods indicated. Until August 31, 1995, the Funds invested directly in portfolio securities. Prior to the offering of Institutional Shares of Government Cash Fund and Cash Fund, those Funds had commenced operations; selected data for a single outstanding Universal Share of these Funds for their first year of operations also is shown. This information has been audited by KPMG Peat Marwick LLP, independent auditors. The Funds' financial statements and the independent auditors' report thereon are incorporated by reference into the SAI and may be obtained without charge upon request.

                                                                           Ratios to Average Net               Net
                                                     Distri-                      Assets                    Assets at    Ratio to
                            Beginning                butions     Ending    --------------------               End of    Average Net
                            Net Asset     Net       From Net    Net Asset               Net                   Period      Assets
                            Value Per  Investment  Investment   Value per            Investment    Total      (000's      Gross
                              Share      Income       Income      Share     Expense    Income      Return    Omitted)   Expenses(a)
                              -----      ------       ------      -----     -------    ------      ------    --------   -----------
TREASURY CASH FUND
INSTITUTIONAL SHARES
Year Ended August 31, 1996    $1.00      $0.05       $(0.05)      $1.00      0.45%      5.01%       5.15%    $79,259(c)   0.69%
Year Ended August 31, 1995     1.00       0.05        (0.05)       1.00      0.42%      5.18%       5.28%     28,530      0.86%
Year Ended August 31, 1994     1.00       0.03        (0.03)       1.00      0.42%      3.03%       3.11%     41,194      0.74%
Jul. 12 to Aug. 31, 1993       1.00         --           --        1.00      0.45%(b)   2.65%(b)    2.81%(b)  39,660      1.09%(b)

GOVERNMENT CASH FUND
INSTITUTIONAL SHARES
Year Ended August 31, 1996     1.00       0.05        (0.05)       1.00      0.57%      5.06%       5.18%    256,244(c)   0.57%
Year Ended August 31, 1995     1.00       0.05        (0.05)       1.00      0.54%      5.39%       5.46%    186,620      0.66%
Year Ended August 31, 1994     1.00       0.03        (0.03)       1.00      0.56%      3.45%       3.35%     61,738      0.68%
Jul. 15 to Aug. 31, 1993       1.00         --           --        1.00      0.53%(b)   2.91%(b)    2.89%(b)  31,483      1.04%(b)

UNIVERSAL SHARES
Year Ended August 31, 1993     1.00       0.03        (0.03)       1.00      0.21%(b)   3.19%(b)    3.23%(b) 158,516      0.52%(b)

CASH FUND
INSTITUTIONAL SHARES
Year Ended August 31, 1996     1.00       0.05        (0.05)       1.00      0.57%      5.10%       5.22%     89,733(c)   0.60%
Year Ended August 31, 1995     1.00       0.05        (0.05)       1.00      0.54%      5.33%       5.23%     73,802      0.69%
Year Ended August 31, 1994     1.00       0.03        (0.03)       1.00      0.54%      3.43%       3.40%     55,771      0.72%
Jul. 15 to Aug. 31, 1993       1.00         --           --        1.00      0.53%(b)   2.94%(b)    2.97%(b)  34,383      1.07%(b)

UNIVERSAL SHARES
Year Ended August 31, 1993     1.00       0.03        (0.03)       1.00      0.25%(b)   3.29%(b)    3.36%(b)  47,854      0.62%(b)

(a) During each period, various fees and expenses were waived and reimbursed, respectively. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements for the Fund and its respective Portfolio.

(b)  Annualized.

(c) As of August 31, 1996, the total assets of each Fund (combining the assets of each class of shares) was: Treasury Cash Fund, $83,240,154, Government Cash Fund, $505,623,107 and Cash Fund, $125,735,874.

                                                                               3
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3.  INVESTMENT OBJECTIVE AND POLICIES

Each Fund has an investment policy that allows it to invest all of its investable assets in its corresponding Portfolio. All other investment policies of each Fund and its corresponding Portfolio are identical. Therefore, although the following discusses the investment policies of the Portfolios (and the responsibilities of Core Trust's board of trustees (the "Core Trust Board")), it applies equally to the Funds (and the Trust's board of trustees (the "Board")).

INVESTMENT OBJECTIVE

The investment objective of each Fund is to provide high current income to the extent consistent with the preservation of capital and the maintenance of liquidity. Each Fund currently seeks to achieve its investment objective by investing all of its investable assets in its corresponding Portfolio, which has the same investment objective. There can be no assurance that any Fund or Portfolio will achieve its investment objective.

INVESTMENT POLICIES


The Portfolios invest only in high quality, U.S. dollar-denominated short-term money market instruments that are determined by the Adviser, pursuant to procedures adopted by the Core Trust Board, to be eligible for purchase and to present minimal credit risks. High quality instruments include those that (i) are rated (or, if unrated, are issued by an issuer with comparable outstanding short-term debt that is rated) in the highest rating category by two nationally recognized statistical rating organizations ("NRSROs") or, if only one NRSRO has issued a rating, by that NRSRO or (ii) are otherwise unrated and determined by the Adviser to be of comparable quality. A description of the rating categories of certain NRSROs, such as Standard & Poor's Corporation and Moody's Investors Service, Inc., is contained in the SAI.

Each Portfolio invests only in instruments that have a remaining maturity of 397 days or less (as calculated under Rule 2a-7 under the Investment Company Act of 1940 (the "1940 Act")) and maintains a dollar-weighted average portfolio maturity of 90 days or less. Except to the limited extent permitted by Rule 2a-7 and except for U.S. Government Securities, each Portfolio will not invest more than 5% of its total assets in the securities of any one issuer. As used in this prospectus, "U.S. Government Securities" means obligations issued or guaranteed as to principal and interest by the United States Government, its agencies or instrumentalities and "Treasury Securities" means U.S. Treasury bills and notes and other U.S. Government Securities which are guaranteed as to principal and interest by the U.S. Treasury.

Although each Portfolio only invests in high quality money market instruments, an investment in a Portfolio is subject to risk even if all securities in the Portfolio's portfolio are paid in full at maturity. All money market instruments, including U.S. Government Securities, can change in value when there is a change in interest rates, the issuer's actual or perceived creditworthiness or the issuer's ability to meet its obligations.

TREASURY CASH PORTFOLIO

Treasury Cash Portfolio seeks to maintain its investment objective by investing primarily in obligations of the U.S. Treasury, such as Treasury Securities and repurchase agreements backed by Treasury Securities.

GOVERNMENT CASH PORTFOLIO

Government Cash Portfolio seeks to attain its investment objective by investing primarily in U.S. Government Securities and in repurchase agreements backed by U.S. Government Securities. The U.S. Government Securities in which the Portfolio may invest include Treasury Securities and securities supported primarily or solely by the creditworthiness of the issuer, such as securities of the Federal National Mortgage Association. There is no guarantee that the U.S. Government will support securities not backed by its full faith and credit. Accordingly, although these securities have historically involved little risk of loss of principal if held to maturity, they may involve more risk than securities backed by the U.S. Government's full faith and credit.


CASH PORTFOLIO

Cash Portfolio seeks to attain its investment objective by investing in a broad spectrum of money market instruments. The Portfolio may invest in (i) obligations of domestic financial institutions, (ii) U.S. Government Securities (see "Investment Objective and Policies - Government Cash Portfolio") and (iii) corporate debt obligations of domestic issuers.

Financial institution obligations include negotiable certificates of deposit, bank notes, bankers' acceptances and time deposits of banks (including savings banks and savings associations) and their foreign branches. The Portfolio limits its investments in bank obligations to banks which at the time of investment have total assets in excess of one billion dollars. Certificates of deposit represent an institution's obligation to repay funds deposited with it that earn a specified interest rate over a given period. Bank notes are debt obligations of a bank. Bankers' acceptances are negotiable obligations of a bank to pay a draft

4


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                                                                  MONARCH FUNDS
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which has been drawn by a customer and are usually backed by goods in international trade. Time deposits are non-negotiable deposits with a banking institution that earn a specified interest rate over a given period. Certificates of deposit and fixed time deposits, which are payable at the stated maturity date and bear a fixed rate of interest, generally may be withdrawn on demand by the Portfolio but may be subject to early withdrawal penalties which could reduce the Portfolio's yield.

Corporate debt obligations include commercial paper (short-term promissory notes) issued by companies to finance their, or their affiliates', current obligations. The Portfolio may also invest in commercial paper or other corporate securities issued in "private placements" without registration under the Securities Act of 1933. These "restricted securities" are restricted as to disposition under the Federal securities laws in that any sale of these securities may not be made absent registration under the Securities Act of 1933 or an appropriate exemption therefrom.

ADDITIONAL INVESTMENT POLICIES

Each Fund's and each Portfolio's investment objective and certain investment limitations, as described in the SAI, may not be changed without approval of the holders of a majority of the Fund's or Portfolio's, as applicable, outstanding voting securities (as defined in the 1940 Act). Except as otherwise indicated in this prospectus or in the SAI, investment policies of a Fund or a Portfolio may be changed by the applicable board of trustees without shareholder approval. Each Portfolio may borrow money for temporary or emergency purposes (including the meeting of redemption requests), but not in excess of 33 1/3% of the value of the Portfolio's total assets. Borrowing for purposes other than meeting redemption requests will not exceed 5% of the value of the Portfolio's total assets. Each Portfolio is permitted to hold cash in any amount pending investment in securities and may invest in other investment companies that intend to comply with Rule 2a-7 and have substantially similar investment objectives and policies. A further description of the Funds' and the Portfolios' investment policies is contained in the SAI.

REPURCHASE AGREEMENTS. Each Portfolio may seek additional income by entering into repurchase agreements. Repurchase agreements are transactions in which a Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon future date, normally one to seven days later. The resale price reflects a market rate of interest that is not related to the coupon rate or maturity of the purchased security. The Trust holds the underlying collateral, which is maintained at not less than 100% of the repurchase price. Repurchase agreements involve certain risks not associated with direct investment in securities. The Portfolios, however, intend to enter into repurchase agreements only with sellers which the Adviser believes present minimal credit risks in accordance with guidelines established by the Core Trust Board. In the event that a seller defaulted on its repurchase obligation, however, a Portfolio might suffer a loss.

LIQUIDITY. To ensure adequate liquidity, each Portfolio may not invest more than 10% of its net assets in illiquid securities, including repurchase agreements not entitling the Portfolio to payment of principal within seven days. There may not be an active secondary market for securities held by a Portfolio. The value of securities that have a limited market tend to fluctuate more than those that have an active market. For this reason, a Portfolio could suffer a loss with respect to an instrument. The Adviser monitors the liquidity of the Portfolios' investments, but there can be no guarantee that an active secondary market will exist.

WHEN-ISSUED SECURITIES. In order to assure itself of being able to obtain securities at prices which the Adviser believes might not be available at a future time, each Portfolio may purchase securities on a when-issued or delayed delivery basis. Securities so purchased are subject to market price fluctuation and no interest on the securities accrues to a Portfolio until delivery and payment take place. Accordingly, the value of the securities on the delivery date may be more or less than the purchase price. Commitments for when-issued or delayed delivery transactions will be entered into only when a Portfolio has the intention of actually acquiring the securities. Failure by the other party to deliver a security purchased by a Portfolio may result in a loss or missed opportunity to make an alternative investment.

VARIABLE AND FLOATING RATE SECURITIES. The securities in which the Portfolios invest may have variable or floating rates of interest. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate. The interest paid on these securities is a function primarily of the index or market rate upon which the interest rate adjustments are based. Securities with ultimate maturities of greater than 397 days may be purchased in accordance with the provisions to Rule 2a-7. Under that Rule, only those long-term instruments that have demand features that comply with certain requirements and certain U.S. Government Securities may be purchased. Similar to fixed rate debt instruments, variable and floating rate instruments are subject to changes in value based on changes in market interest rates or changes in the issuer's creditworthiness.

                                                                              5
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No Portfolio may purchase a variable or floating rate security whose interest rate is adjusted based on a long-term interest rate or index, on more than one interest rate or index, or on an interest rate or index that materially lags short-term market rates (these prohibited securities are often referred to as "derivative" securities). All variable and floating rate securities purchased by a Portfolio will have an interest rate that is adjusted based on a single short-term rate or index, such as the Prime Rate.

FINANCIAL INSTITUTION GUIDELINES. Treasury Cash Portfolio and Government Cash Portfolio invest only in instruments which, if held directly by a bank or bank holding company organized under the laws of the United States or any state thereof, would be assigned to a risk-weight category of no more than 20% under the current risk based capital guidelines adopted by the Federal bank regulators. In addition, these Portfolios limit their investments to those permissible for Federally chartered credit unions under applicable provisions of the Federal Credit Union Act and the applicable rules and regulations of the National Credit Union Administration. Government Cash Portfolio limits its investments to investments that are legally permissible for Federally chartered savings associations without limit as to percentage and to investments that permit Fund shares to qualify as liquid assets and as short-term liquid assets.

4.  MANAGEMENT

The business of the Trust is managed under the direction of the Board and the business of Core Trust is managed under the direction of the Core Trust Board. The Board formulates the general policies of the Funds and meets periodically to review the results of the Funds, monitor investment activities and practices and discuss other matters affecting the Fund and the Trust. The SAI contains general background information about the trustees and officers of the Trust and of Core Trust.

MANAGER AND INVESTMENT ADVISERS

Forum supervises the overall management of the Trust, including overseeing the Trust's receipt of services, advising the Trust and the Trustees on matters concerning the Trust and its affairs, and providing the Trust with general office facilities and certain persons to serve as officers. For these services and facilities, Forum receives a fee at an annual rate of 0.05% of the daily net assets of each Fund. Forum also serves as administrator of Core Trust and provides administrative services for each Portfolio that are similar to those provided to the Funds. For its administrative services to the Portfolios, Forum receives a fee at an annual rate of 0.05% of the daily net assets of each Portfolio.


As of the date hereof Forum acted as manager and distributor of registered investment companies with assets of approximately $17 billion. Forum, which is located at Two Portland Square, Portland, Maine 04101, is a registered broker-dealer and is a member of the National Association of Securities Dealers, Inc. As of the date of this Prospectus, Forum, Forum Advisors and the Trust's transfer agent were each directly controlled by John Y. Keffer, an officer and Trustee of the Trust and of Core Trust.


Subject to the general supervision of the Core Trust Board, the Adviser makes investment decisions for the Portfolios and monitors the Portfolios' investments. The Adviser, which is located at 812 North Linden Drive, Beverly Hills, California 90210, is controlled by Anthony R. Fischer, Jr., who acts as each Portfolio's portfolio manager. The Portfolios are currently the only investment companies advised by the Adviser, but the Adviser provides sub-advisory services to another portfolio of Core Trust. From time to time Forum Advisors may provide the Adviser with assistance regarding certain of the Adviser's responsibilities. These services may include management of part of or all of the Portfolios' investment portfolios. Forum Advisors, which is located at Two Portland Square, Portland, Maine 04101, provides investment advisory services to five other mutual funds.


For its services, the Adviser receives from each Portfolio an advisory fee based upon the total average daily net assets of the three Portfolios ("Total Portfolio Assets") that is calculated on a cumulative basis as follows: 0.06% of the first $200 million of Total Portfolio Assets, 0.04% of the next $300 million of Total Portfolio Assets, and 0.03% of the remaining Total Portfolio Assets. To the extent the Adviser has delegated its responsibilities to Forum Advisors, the Adviser pays the advisory fee accrued for such period of time to Forum Advisors. It is anticipated that the Adviser will delegate responsibility for portfolio management infrequently to Forum Advisors.


SHAREHOLDER SERVICING

TRANSFER AND DISTRIBUTION DISBURSING AGENT. Forum Financial Corp. (the "Transfer Agent"), a registered transfer agent, acts as the Trust's transfer agent and distribution disbursing agent. The Transfer Agent maintains an account for each shareholder of the Funds (unless such accounts are maintained by sub-transfer agents or processing agents) and performs other transfer agency and related functions.

The Transfer Agent is authorized to subcontract any or all of its functions to one or more qualified sub-transfer agents or processing agents, which may be its affiliates, who agree to comply with the terms of the Transfer Agent's agreement with

6

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                                                                  MONARCH FUNDS
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the Trust.  The Transfer Agent may pay those agents for their services, but no such payment will increase the Transfer Agent's compensation from the Trust. For its services, the Transfer Agent is paid a transfer agent fee at an annual rate of 0.20% of the average daily net assets of each Fund attributable to Institutional Shares plus $12,000 per year and certain account and additional class charges and is reimbursed for certain expenses incurred on behalf of the Funds. Forum Financial Corp. is also paid a fee for its portfolio accounting services to each Portfolio.

SHAREHOLDER SERVICE AGENTS. The Trust has adopted a shareholder service plan ("Shareholder Service Plan") which provides that, as compensation for Forum's service activities with respect to Institutional Shares, the Trust shall pay Forum a fee at an annual rate of 0.15% of the average daily net assets attributable to Institutional Shares. Under this plan, Forum is authorized to enter into shareholder servicing agreements pursuant to which the shareholder servicing agent, on behalf of its customers, performs certain shareholder services not otherwise provided by the Transfer Agent. As compensation for its services, the shareholder servicing agent, which will be a Participating Organization, is paid a fee by Forum of up to 0.15% of the average daily net assets of Institutional Shares owned by investors for which the shareholder service agent maintains a servicing relationship. Certain shareholder servicing agents may be subtransfer or processing agents.

Among the services provided by shareholder servicing agents are answering customer inquiries regarding the manner in which purchases, exchanges and redemptions of shares of the Trust may be effected and other matters pertaining to the Trust's services; providing necessary personnel and facilities to establish and maintain shareholder accounts and records; assisting shareholders in arranging for processing purchase, exchange and redemption transactions; arranging for the wiring of funds; guaranteeing shareholder signatures in connection with redemption orders and transfers and changes in shareholder-designated accounts; integrating periodic statements with other customer transactions; and providing such other related services as the shareholder may request.

EXPENSES

Each Fund bears all of its expenses, which include Trust expenses attributable to the Fund, which are allocated to the Fund, and expenses not specifically attributable to any Fund, which are allocated among the Funds in proportion to their average net assets. Each service provider may each elect to waive (or continue to waive) all or a portion of its fees and may reimburse a Fund for certain expenses. Any such waivers or reimbursements will have the effect of increasing the Fund's performance for the period during which the waiver or reimbursement is in effect. No fee waivers may be recouped at a later date.


5.  PURCHASES OF SHARES

GENERAL INFORMATION

All transactions in Fund shares are effected through the Transfer Agent, which accepts orders for purchases only from shareholders of record and new investors. The minimum initial investment in Institutional Shares is $500,000.
Shareholders of record will receive from the Trust monthly statements listing all account activity during the statement period. The Trust reserves the right in the future to modify, limit or terminate any shareholder privilege upon appropriate notice.

Fund shares are sold on a continuous basis at their next determined net asset value on all Fund Business Days. Fund shares are issued immediately following the next determination of the Fund's net asset value made after an order for the shares in proper form, accompanied by funds on deposit at a Federal Reserve Bank ("Federal Funds"), is received by the Transfer Agent. An investor's funds will not be accepted or invested by a Fund during the period before the Fund's receipt of Federal Funds. The Trust reserves the right to reject any subscription for the purchase of Fund shares.

Investors may obtain the account application necessary to open an account or obtain additional information or assistance by contacting the Trust at 800-754-8757 or writing the Trust at the following address:

       Monarch Funds
       P.O. Box 446
       Portland, Maine 04112

Purchase orders for Institutional Shares will be accepted on Fund Business Days until 3:00 p.m., Pacific time. In order to receive distributions for the day of investment, orders and payment must be received by the Transfer Agent as follows:

       ORDER MUST BE RECEIVED BY        PAYMENT MUST BE RECEIVED BY
       --------------------------       -----------------------------
       11:00 a.m., Pacific time         1:00 p.m., Pacific time

If a purchase order is transmitted to the Transfer Agent after 11:00 a.m., Pacific time, or the wire is received after 1:00 p.m., Pacific time, the investor will not receive a distribution on that day. On days that the New York Stock Exchange or San

                                                                              7
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Francisco Federal Reserve Bank closes early or the Public Securities
Association recommends that the government securities markets close early, the Trust may advance the time by which the Transfer Agent must receive completed wire purchase orders and the cut-off times in the above table.

INITIAL PURCHASE PROCEDURES

BY BANK WIRE. To make an initial investment in a Fund using the federal wire system for transmittal of money among banks, an investor should first telephone the Transfer Agent at 800-754-8757 to obtain an account number. The investor should then wire the investor's money immediately to:

       Imperial Bank
       ABA# 122201444
       For Credit To:  Forum Financial Corp.
       Account #: 09075-933
          Re: [Name of Fund] - Institutional Shares
          Account #:__________________
          Account Name:__________________________

The investor should then promptly complete and mail the account application. Payment in the form of a bank wire is treated as a Federal Funds payment received at the time the wire is received.

BY MAIL. Investors may send a check made payable to the Trust along with a completed account application to the Transfer Agent at the address listed above. Checks are accepted at full value subject to collection.

THROUGH FINANCIAL INSTITUTIONS. Shares may be purchased and redeemed through certain broker-dealers, banks and other financial institutions ("Participating Organizations"). Participating Organizations may charge a fee for their services and may otherwise act as processing agents. Participating Organizations are responsible for promptly transmitting purchase, redemption and other requests to the Funds.

Investors who purchase shares in this manner will be subject to the procedures of their Participating Organization, which may include investment minimums, cutoff times and other restrictions in addition to, or different from, those applicable to shareholders who invest in a Fund directly. Investors purchasing Fund shares in this manner should acquaint themselves with their Participating Organization's procedures and should read this Prospectus in conjunction with any materials and information provided by their Participating Organization. Investors purchasing shares in this manner may or may not be the shareholder of record and, subject to their Participating Organization's procedures, may have Fund shares transferred into their name. Certain states permit shares to be purchased and redeemed only through registered broker-dealers, including Forum.

SUBSEQUENT INVESTMENTS

Subsequent investments in a Fund, which may be made by bank wire, by check or through Participating Organizations. Shareholders using the wire system for subsequent investments should first telephone the Transfer Agent at 800-754-8757 to notify it of the wire transfer.

6.  REDEMPTIONS OF SHARES

GENERAL INFORMATION

Fund shares may be redeemed without charge at their next determined net asset value on any Fund Business Day following acceptance by the Transfer Agent of the redemption order in proper form (and any supporting documentation which the Transfer Agent may require). There is no minimum period of investment and no restriction on the frequency of redemptions. Redemption proceeds are paid by check mailed to the shareholder's record address immediately following any redemption unless the shareholder has elected wire redemption privileges. The right of redemption may not be suspended nor the payment dates postponed except when the New York Stock Exchange is closed (or when trading thereon is restricted) for any reason other than its customary weekend or holiday closings or under any emergency or other circumstance as determined by the SEC.

Redemption proceeds from the Portfolios may be made wholly or partially in portfolio securities if the Adviser determines it to be in the best interests of the Portfolio. Similarly, redemption proceeds from a Fund may be made wholly or partially in portfolio securities if it is determined to be in the best interests of the Fund.


8

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Redemption orders for Institutional Shares will be accepted on Fund Business
Days until 3:00 p.m., Pacific time. In order to receive redemption proceeds by wire, a redemption order must be received by the Transfer Agent by 11:00 a.m., Pacific time.

For redemption orders received after 11:00 a.m., Pacific time, the Transfer Agent will wire proceeds the next Fund Business Day. On days that the New York Stock Exchange or San Francisco Federal Reserve Bank closes early or the Public Securities Association recommends that the government securities markets close early, the Trust may advance the time by which the Transfer Agent must receive completed wire redemption orders.

If a shareholder elects telephone redemption or exchange privileges, as long as the Trust employs reasonable procedures to insure that telephone orders are genuine (which include recording certain transactions and the use of immediate written confirmation by facsimile or otherwise), the Trust, the Transfer Agent and Forum are not responsible for the authenticity of telephone instructions or losses, if any, resulting from unauthorized telephone redemption or exchange requests. Shareholders should verify the accuracy of telephone instructions immediately upon receipt of confirmation statements.

REDEMPTION PROCEDURES

Shareholders that wish to redeem shares by telephone or to have redemption proceeds transmitted by bank wire must elect these options by properly completing the appropriate sections of their account application.

Shareholders may make a redemption in any amount by sending a written request to the Transfer Agent accompanied by any share certificates that may have been issued to the shareholder or, for shareholders that have elected telephone redemption privileges, by calling the Transfer Agent and providing the shareholder's account number, the exact name in which the shareholder's shares are registered and a shareholder identification number. During times of drastic economic or market changes, the telephone redemption privilege may be difficult to implement.

BANK WIRE REDEMPTION. For redemptions of more than $5,000, a shareholder that has elected wire redemption privileges may request a Fund to transmit redemption proceeds by Federal Funds wire to a bank account designated on the shareholder's account application.

SIGNATURE GUARANTEES. A signature guarantee is required for any written redemption request (other than an exchange) and for any instruction to change the shareholder's record name or address, a designated bank account, the distribution election, or the telephone redemption or other option elected on an account. In addition, all certificates submitted for redemption (or exchange) must be endorsed by the shareholder with signature guaranteed. Signature guarantees may be provided by any eligible institution acceptable to the Transfer Agent, including a bank, a broker, a dealer, a national securities exchange, a credit union, or a savings association that is authorized to guarantee signatures. Share certificates submitted for redemption must be endorsed by the shareholder with signature guaranteed.

OTHER REDEMPTION MATTERS. Share certificates are issued only to shareholders of record upon their written request and no certificates are issued for fractional shares. Shares for which certificates have been issued may not be redeemed or exchanged by telephone. Due to the cost to the Trust of maintaining smaller accounts, the Trust reserves the right to redeem, upon not less than 60 days' written notice, all shares in any Fund account with an aggregate net asset value of less than $100,000, unless an investment is made to restore the minimum value.

EXCHANGE PROGRAM

Investors in Institutional Shares of a Fund are entitled to exchange their shares for Institutional Shares of another Fund if that Fund's shares are eligible for sale in the shareholder's state. Exchanges are subject to minimum investment requirements of the Funds. There is currently no limit on the number of exchanges a shareholder may make. The Trust reserves the right in the future to modify, limit or terminate the exchange privilege upon appropriate notice to shareholders.

Exchanges may be accomplished by written instructions to the Transfer Agent or, for shareholders that have elected telephone exchange privileges, by calling the Transfer Agent and providing the shareholder's account number, the exact name in which the shareholder's shares are registered and the shareholder's social security or taxpayer identification number. During times of drastic economic or market changes, the telephone exchange privilege may be difficult to implement.

7.  DISTRIBUTIONS AND TAX MATTERS

DISTRIBUTIONS

Distributions of each Fund's net investment income are declared daily and paid monthly following the close of the last Fund Business Day of the month. Net capital gain realized by a Fund, if any, will be distributed annually. Fund shares become entitled to receive distributions on the day the shares are issued as described under "Purchases of Shares - General

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MONARCH FUNDS
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Information."  Shares redeemed are not entitled to receive distributions declared on or after the day on which the redemption becomes effective.

Shareholders may choose either to have all distributions reinvested in additional Fund shares or received in cash or to have distributions of net capital gain reinvested in additional Fund shares and distributions of net investment income paid in cash. All distributions are treated in the same manner for Federal income tax purposes whether received in cash or reinvested in shares of the Fund.


TAX MATTERS

TAX STATUS OF THE FUNDS. Each Fund intends to continue to qualify to be taxed as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. Accordingly, each Fund will not be liable for Federal income taxes on the net investment income and capital gain distributed to its shareholders. Because the Funds intend to distribute all of their net investment income and net capital gain each year, the Funds should also avoid Federal excise taxes.

Distributions paid by each Fund out of its net investment income (including realized net short-term capital gain) are taxable to the shareholders of the Fund as ordinary income. Distributions of net long-term capital gain, if any, realized by a Fund are taxable to shareholders as long-term capital gain, regardless of the length of time the Fund shares were held by the shareholder at the time of distribution.

THE PORTFOLIOS. The Portfolios are not required to pay Federal income taxes on their net investment income and capital gain, as they are treated as partnerships for Federal income tax purposes. All interest, distributions and gains and losses of a Portfolio are deemed to be "passed through" to the respective Fund in proportion to the Fund's holdings of the Portfolio, regardless of whether the interest, distributions or gains have been distributed by the Portfolio or losses have been realized by the Portfolio.

GENERAL. Each Fund is required by Federal law to withhold 31% of reportable payments (which may include dividends and capital gain distributions) paid to a non-corporate shareholder unless that shareholder certifies in writing that the social security or other tax identification number provided is correct and that the shareholder is not subject to backup withholding.

Reports containing appropriate information with respect to the Federal income tax status of distributions paid during the year by the Fund will be mailed to shareholders shortly after the close of each calendar year.

The foregoing is only a summary of some of the Federal tax considerations generally affecting the Funds and their shareholders. The SAI contains a further discussion. Because other Federal, state or local tax considerations may apply, investors are urged to consult their tax advisors.

8.  OTHER INFORMATION

FUND PERFORMANCE


Institutional Shares' performance may be advertised. All performance information is based on historical results, is not intended to indicate future performance and, unless otherwise indicated, is net of all expenses. The Funds may advertise yield, which shows the rate of income a Fund has earned on its investments as a percentage of the Fund's share price. To calculate yield, a Fund takes the interest income it earned from its portfolio of investments for a specified period (net of expenses), divides it by the average number of shares entitled to receive distributions, and expresses the result as an annualized percentage rate based on the Fund's share price at the end of the period. A Fund's compounded annualized yield assumes the reinvestment of distributions paid by the Fund, and, therefore will be somewhat higher than the annualized yield for the same period. Each class' performance will vary. The Funds' advertisements may also reference ratings and rankings among similar funds by independent evaluators such as Morningstar, Lipper Analytical Services, Inc. or IBC Financial Data, Inc. In addition, the performance of the Funds may be compared to recognized indices of market performance. The comparative material found in a Fund's advertisements, sales literature, or reports to shareholders may contain performance rankings. This material is not to be considered representative or indicative of future performance.


DETERMINATION OF NET ASSET VALUE


The Trust determines the net asset value per share of each Fund as of 1:00 p.m., Pacific time, on each Fund Business Day. Net asset value per share is determined by dividing the value of the Fund's net assets (the value of its interest in the Portfolio and other assets less its liabilities) by the number of shares outstanding at the time the determination is made. In order to more easily maintain a stable net asset value per share, each Portfolio's portfolio securities are valued at their amortized cost (acquisition cost adjusted for amortization of premium or accretion of discount) in accordance with Rule 2a-7. The Portfolios will only value their portfolio securities using this method if the Core Trust Board believes that it fairly reflects the

                                                                  MONARCH FUNDS
-------------------------------------------------------------------------------

market-based net asset value per share. The Portfolios' other assets, if any, are valued at fair value by or under the direction of the Core Trust Board.

THE TRUST AND ITS SHARES

The Trust is registered with the SEC as an open-end management investment company and was organized as a business trust under the laws of the State of Delaware on July 10, 1992. The Board has the authority to issue an unlimited number of shares of beneficial interest of separate series with no par value per share and to create classes of shares within each series. Except for the Funds, no other series of shares are currently authorized.


As of November 22, 1996, Imperial Trust Company, Los Angeles, California owned of record for the benefit of its various customers, more than 25% of the total outstanding Institutional Shares of Treasury Cash Fund and Cash Fund and, as of that date, may be deemed to have controlled that class. As of November 22, 1996, no shareholder owned more than 25% of the outstanding Institutional Shares of Government Cash Fund. From time to time various shareholders may own a large percentage of Institutional Shares or shares of other classes of a Fund. Accordingly, these shareholders may be able to greatly affect (if not determine) the outcome of any shareholder vote.


Shares issued by the Trust have no conversion, subscription or preemptive rights. Voting rights are not cumulative and the shares of each series or class of the Trust will be voted separately except when an aggregate vote is required by law. Separate votes are taken by each class of a Fund if a matter affects just that class. The Trust is not required to hold annual meetings of shareholders, and it is anticipated that shareholder meetings will be held only when specifically required by law. Shareholders have available procedures for requiring the Trustees to call a meeting and for removing Trustees.

FUND STRUCTURE


OTHER CLASSES OF SHARES. In addition to Institutional Shares, each Fund currently has two other classes of shares authorized, Universal Shares and Investor Shares. Universal Shares and Investor Shares are offered to the general public and have investment minimums of $1,000,000 and $5,000, respectively. Universal Shares incur less expenses and Investor Shares incur greater expenses than Institutional Shares. Except for certain differences, each share of each class represents an undivided, proportionate interest in a Fund. Each share of each Fund is entitled to participate equally in distributions and the proceeds of any liquidation of that Fund except that, due to the differing expenses borne by the various classes, the amount of distributions will differ among the classes.


CORE TRUST STRUCTURE. Each Fund invests all of its assets in its corresponding Portfolio of Core Trust, a business trust organized under the laws of the State of Delaware in September 1994 and registered under the 1940 Act as an open-end management investment company. Accordingly, a Portfolio directly acquires its own securities and its corresponding Fund acquires an indirect interest in those securities. The assets of each Portfolio belong only to, and the liabilities of the Portfolio are borne solely by, the Portfolio and no other portfolio of Core Trust. Upon liquidation of a Portfolio, investors in the Portfolio would be entitled to share pro rata in the net assets of the Portfolio available for distribution to investors.


THE PORTFOLIOS. A Fund's investment in a Portfolio is in the form of a non-transferable beneficial interest. As of the date of this Prospectus, the Treasury Cash Fund and Government Cash Fund are the only investors that have invested all of their assets in their respective Portfolios. Besides Cash Fund, another investment company invests in Cash Portfolio. All investors in a Portfolio will invest on the same terms and conditions as the Funds and will pay a proportionate share of the Portfolio's expenses. The Portfolios normally will not hold meetings of investors except as required by the 1940 Act. Each investor in a Portfolio will be entitled to vote in proportion to the relative value of its interest in the Portfolio. On most issues subject to a vote of investors, as required by the 1940 Act and other applicable law, a Fund will solicit proxies from shareholders of the Fund and will vote its interest in a Portfolio in proportion to the votes cast by its shareholders. If there are other investors in a Portfolio, there can be no assurance that any issue that receives a majority of the votes cast by a Fund's shareholders will receive a majority of votes cast by all investors in the Portfolio.

CONSIDERATIONS OF INVESTING IN A PORTFOLIO. A Fund's investment in a Portfolio may be affected by the actions of other investors in the Portfolio. For example, if other investors redeemed their interest in the Portfolio, the Portfolio's remaining investors (including the Fund) might, as a result, experience higher pro rata operating expenses. A Fund may withdraw its entire investment from a Portfolio at any time if the Board determines that it is in the best interests of the Fund and its shareholders to do so. The Fund might withdraw, for example, if other investors in the Portfolio, by a vote of shareholders, changed the investment objective or policies of the Portfolio in a manner not acceptable to the Board or not permissible by the Fund. A withdrawal could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) by the Portfolio. That distribution could result in a less diversified portfolio of investments for the Fund, resulting in increased risk, and could affect adversely the liquidity of the Fund's portfolio. If the Fund decided to convert those securities to cash, it would incur transaction costs. If the Fund withdrew its investment from the Portfolio, the Board would consider what action

MONARCH FUNDS
-------------------------------------------------------------------------------


might be taken, including the management of the Fund's assets in accordance with its investment objective and policies by the Adviser or the investment of all of the Fund's investable assets in another pooled investment entity having substantially the same investment objective as the Fund. Forum has only two years of experience in managing funds that utilize its "Core and Gateway-Registered Trademark-" structure.

ADDITIONAL INFORMATION. Each class of a Fund (and any other investment company that invests in a Portfolio) may have a different expense ratio and different sales charges, including distribution fees, and each class' (and investment company's) performance will be affected by its expenses and sales charges. For more information on any other class of shares of the Funds or concerning any other investment companies that invest in a Portfolio, investors may contact Forum at 800-754-8757. If an investor invests through a financial institution, the investor may also contact their financial institution to obtain information about the other classes or any other investment company investing in a Portfolio.










NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, THE SAI AND THE FUNDS' OFFICIAL SALES LITERATURE IN CONNECTION WITH THE OFFERING OF THE FUNDS' SHARES, AND IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE TRUST. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER IN ANY STATE IN WHICH, OR TO ANY PERSON TO WHOM, SUCH OFFER MAY NOT LAWFULLY BE MADE.

12

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MONARCH FUNDS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
INVESTOR SHARES

Treasury Cash Fund
Government Cash Fund
Cash Fund

                                  PROSPECTUS
                                January 1, 1997

--------------------------------------------------------------------------------

This Prospectus offers Investor Shares of Treasury Cash Fund, Government Cash Fund and Cash Fund (each a "Fund" and collectively the "Funds"). Each Fund is a diversified money market portfolio of Monarch Funds (the "Trust"), an open-end, management investment company. Each Fund seeks to provide its shareholders with high current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

     TREASURY CASH FUND invests primarily in obligations of the U.S. Treasury and in repurcase agreements backed by these obligations.

     GOVERNMENT CASH FUND invests primarily in high-quality obligations of the U.S. Government, its agencies and instrumentalities and in repurchase agreements backed by these obligations.

     CASH FUND invests in a broad spectrum of high-quality money market instruments.

EACH FUND SEEKS TO ACHIEVE ITS INVESTMENT OBJECTIVE BY INVESTING ALL OF ITS INVESTABLE ASSETS IN A SEPARATE PORTFOLIO OF AN OPEN-END MANAGEMENT INVESTMENT COMPANY WITH AN IDENTICAL INVESTMENT OBJECTIVE. SEE "PROSPECTUS SUMMARY" AND "OTHER INFORMATION - FUND STRUCTURE." ACCORDINGLY, EACH FUND'S INVESTMENT EXPERIENCE WILL CORRESPOND DIRECTLY WITH THAT OF THE PORTFOLIO IN WHICH IT INVESTS.

This Prospectus sets forth concisely the information concerning the Trust and the Funds that a prospective investor should know before investing.
Investors should read this Prospectus and retain it for future reference.
The Trust has filed with the Securities and Exchange Commission ("SEC") a Statement of Additional Information dated January 1, 1997, as may be amended ("SAI"), which contains more detailed information about the Trust and the Funds and which is incorporated herein by reference. The SAI is available without charge by contacting the Trust's distributor, Forum Financial Services, Inc., at Two Portland Square, Portland, Maine 04101.

--------------------------------------------------------------------------------
                           TABLE OF CONTENTS

1. Prospectus Summary.................2   5. Purchases of Shares...............7
2. Financial Highlights...............3   6. Redemptions of Shares.............9
3. Investment Objective and Policies..4   7. Distributions and Tax Matters....10
4. Management.........................6   8. Other Information................11
--------------------------------------------------------------------------------

THERE CAN BE NO ASSURANCE THAT ANY FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

FUND SHARES ARE NOT OBLIGATIONS, DEPOSITS OR ACCOUNTS OF, OR ENDORSED OR GUARANTEED BY, ANY BANK OR ANY AFFILIATE OF A BANK AND ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FDIC, THE FEDERAL RESERVE SYSTEM OR ANY OTHER FEDERAL AGENCY.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

MONARCH FUNDS
--------------------------------------------------------------------------------

1.  PROSPECTUS SUMMARY

FUND HIGHLIGHTS

This prospectus offers shares of the Investor class ("Investor Shares") of each of the three "money market" Funds of Monarch Funds. The Funds operate in accordance with the provision of Rule 2a-7 under the Investment Company Act of 1940. Treasury Cash Fund, Government Cash Fund and Cash Fund invest all of their investable assets in Treasury Cash Portfolio, Government Cash Portfolio and Cash Portfolio (each a "Portfolio" and collectively the "Portfolios"), respectively, separate series of Core Trust (Delaware) ("Core Trust"), an open-end management investment company. See "Other Information - Fund Structure."

MANAGEMENT. Forum Financial Services, Inc. ("Forum") supervises the overall management of the Funds and the Portfolios and is the distributor of the Funds' shares. Linden Asset Management, Inc. (the "Adviser") is the investment adviser of each Portfolio and provides professional management of the Portfolio's investments. Forum Advisors, Inc. ("Forum Advisors") provides certain subadvisory assistance to the Adviser. The Trust's transfer agent and dividend disbursing agent is Forum Financial Corp. See "Management" for a description of the services provided and fees charged to the Funds.

SHAREHOLDER SERVICING AND DISTRIBUTION. The Trust has adopted a Shareholder Service Plan and a Plan of Distribution relating to Investor Shares under which Forum is compensated for various shareholder servicing and distribution related activities. See "Management - Shareholder Servicing" and
"- Distributor."

PURCHASES AND REDEMPTIONS. The minimum initial investment in Investor Shares is $5,000. The minimum subsequent investment is $100. Investor Shares may be purchased and redeemed Monday through Friday, between the hours of 6:00 a.m. and 3:00 p.m., Pacific time, except on Federal holidays and other days that the Federal Reserve Bank of San Francisco is closed ("Fund Business Days"). To be eligible to receive that days' income, orders must be received by the Transfer Agent in good order no later than 11:00 a.m., Pacific time. Shareholders may elect to have redemptions of over $5,000 redeemed by bank wire to a designated bank account. To be able to receive redemption proceeds by wire on the day of the redemption, redemption orders must be received by the transfer agent in good order no later than 11:00 a.m., Pacific time. All times may be changed without notice by management due to market activities. See "Purchases of Shares" and "Redemptions of Shares."

EXCHANGES. Shareholders may exchange Investor Shares for Investor Shares of the other Funds. See "Redemptions of Shares - Exchange Program."

DISTRIBUTIONS. Distributions of net investment income are declared daily and paid monthly by each Fund and are automatically reinvested in additional Fund shares unless the shareholder has requested payment in cash. See
"Distributions and Tax Matters."

INVESTMENT CONSIDERATIONS. There can be no assurance that any Fund will be able to maintain a stable net asset value of $1.00 per share. Although the Funds invest in money market instruments, all securities, including U.S. Government Securities, involve some level of investment risk. An investment in a Fund is not insured by the FDIC, nor is it insured or guaranteed against loss of principal.

EXPENSES OF INVESTING IN THE FUNDS

The purpose of the following table is to assist investors in understanding the various expenses that an investor in Investor Shares will bear directly or indirectly. There are no transaction expenses associated with purchases, redemptions or exchanges of Fund shares. For a further description of the various expenses incurred in the operation of the Funds and the Portfolios, see "Management." Expenses for each Fund are based on annualized estimated expenses for the fiscal year ending August 31, 1997.

ANNUAL OPERATING EXPENSES (as a percentage of average net assets) (1)

                                                Treasury   Government
                                               Cash Fund   Cash Fund  Cash Fund
                                              -----------  ---------  ---------
     Management Fees (2) (after fee waivers)        0.13%    0.13%      0.13%
     Rule 12b-1 Fees                                0.25%    0.25%      0.25%
     Other Expenses (after expense reimbursements)  0.45%    0.45%      0.45%
                                                    -----    -----      -----
     Total Operating Expenses                       0.83%    0.83%      0.83%

(1) All information includes the Fund's pro rata portion of the expenses of its corresponding Portfolio. Absent expense reimbursements and fee waivers, the expenses of Treasury Cash Fund, Government Cash Fund and Cash Fund would be: Management Fees; 0.14%, 0.14% and 0.14%; Other Expenses; 0.94%, 0.50% and 0.57%; and Total Operating Expenses, 1.33%, 0.89% and 0.96%.

(2) Includes all advisory, management and administration fees.

                                                                   MONARCH FUNDS
--------------------------------------------------------------------------------
EXAMPLE

You would pay directly or indirectly the following expenses on a $1,000 investment in Investor Shares, assuming a 5% annual return and redemption at the end of each period:

                          One Year    Three Years    Five Years    Ten Years
                          --------    -----------    ----------    ---------
     Treasury Cash Fund      $8          $26             $46          $103
     Government Cash Fund    $8          $26             $46          $103
     Cash Fund               $8          $26             $46          $103

The example is based on the expenses listed in the table and assumes the reinvestment of all dividends. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR RETURN. ACTUAL EXPENSES AND RETURN MAY BE GREATER OR LESS THAN INDICATED.


2.  FINANCIAL HIGHLIGHTS

The following information represents selected data for a single outstanding Investor Share of Treasury Cash Fund and Cash Fund; as of the date hereof, Investor Shares of Government Cash Fund were not offered. Also shown is selected data for a single outstanding Institutional Share of Treasury Cash Fund and Universal Share of Government Cash Fund and Cash Fund for the periods indicated. Those classes were the first offered for by respective Funds and, accordingly, represent data since each Fund's inception. Until August 31, 1995, the Funds invested directly in portfolio securities. This information has been audited by KPMG Peat Marwick LLP, independent auditors. The Funds' financial statements and the independent auditors' report thereon are incorporated by reference into the SAI and may be obtained without charge upon request.


                                                                           Ratios to Average Net
                                                      Distri-                     Assets                         Net      Ratio to
                             Beginning                butions      Ending  ---------------------              Assets at  Average Net
                            Net Assets     Net        From Net   Net Asset                Net                   Period      Assets
                             Value Per  Investment   Investment  Value per            Investment    Total      (000's       Gross
                               Share      Income       Income      Share    Expenses    Income      Return     Omitted)  Expenses(a)
                            ----------  ----------    --------    -------  ----------   -------    --------  ----------- -----------
TREASURY CASH FUND
INSTITUTIONAL SHARES
Year Ended August 31, 1996    $ 1.00       $0.05      $(0.05)    $ 1.00      0.45%       5.01%       5.15%   $ 79,259(c)    0.69%
Year Ended August 31, 1995      1.00        0.05       (0.05)      1.00      0.42%       5.18%       5.28%     28,530       0.86%
Year Ended August 31, 1994      1.00        0.03       (0.03)      1.00      0.42%       3.03%       3.11%     41,194       0.74%
Jul. 12 to Aug. 31, 1993        1.00         --          --        1.00      0.45%(b)    2.65%(b)    2.81%(b)  39,660       1.09%(b)
Investor Shares
Oct. 25, 1995 to
Aug. 31, 1996                   1.00        0.04       (0.04)      1.00      0.83%(b)    4.50%(b)    4.00%      3,980(c)    1.33%(b)
GOVERNMENT CASH FUND
UNIVERSAL SHARES
Year Ended August 31, 1996      1.00        0.05       (0.05)      1.00      0.19%       5.43%       5.59%    248,986(c)    0.28%
Year Ended August 31, 1995      1.00        0.06       (0.06)      1.00      0.24%       5.46%       5.78%    182,546       0.52%
Year Ended August 31, 1994      1.00        0.04       (0.04)      1.00      0.28%       3.48%       3.64%    158,798       0.49%
Oct. 29, 1992 to Aug. 31, 1993  1.00        0.03       (0.03)      1.00      0.21%(b)    3.19%(b)    3.23%(b) 158,516       0.52%(b)
Investor Shares
Mar. 21, 1996 to
Aug. 31, 1996                   1.00        0.02       (0.02)      1.00      0.83%(b)    4.50%(b)    2.02%        393(c)    3.53%(b)
CASH FUND
UNIVERSAL SHARES
Year Ended August 31, 1996      1.00        0.05       (0.05)      1.00      0.27%       5.48%       5.53%      3,272(c)    0.43%
Year Ended August 31, 1995      1.00        0.06       (0.06)      1.00      0.27%       5.59%       5.75%     26,525       0.56%
Year Ended August 31, 1994      1.00        0.04       (0.04)      1.00      0.27%       3.50%       3.69%     22,105       0.55%
Dec. 1, 1992 to Aug. 31, 1993   1.00        0.03       (0.03)      1.00      0.25%(b)    3.29%(b)    3.36%     47,854       0.62%(b)
INVESTOR SHARES
Year Ended August 31, 1996      1.00        0.05       (0.05)      1.00      0.83%       4.68%       4.95%     32,731(c)    0.96%
Jun. 16 to Aug. 31, 1995        1.00        0.01       (0.01)      1.00      0.84%(b)    5.32%(b)    5.14%(b)   4,665       3.76%(b)

(a) During each period, various fees and expenses were waived and reimbursed, respectively. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements for the Fund and its respective Portfolio.

(b) Annualized.

(c) As of August 31, 1996, the total assets of each Fund (combining the assets
    of each class of shares) was:  Treasury Cash Fund, $83,240,154,   Government
    Cash Fund, $505,623,107 and Cash Fund, $125,735,874.

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3.  INVESTMENT OBJECTIVE AND POLICIES

Each Fund has a fundamental investment policy that allows it to invest all of its investable assets in its corresponding Portfolio. All other investment policies of each Fund and its corresponding Portfolio are identical. Therefore, although the following discusses the investment policies of the Portfolios (and the responsibilities of Core Trust's board of trustees (the "Core Trust Board")), it applies equally to the Funds (and the Trust's board of trustees (the "Board")).

INVESTMENT OBJECTIVE

The investment objective of each Fund is to provide high current income to the extent consistent with the preservation of capital and the maintenance of liquidity. Each Fund currently seeks to achieve its investment objective by investing all of its investable assets in its corresponding Portfolio, which has the same investment objective. There can be no assurance that any Fund or Portfolio will achieve its investment objective.

INVESTMENT POLICIES

The Portfolios invest only in high quality, U.S. dollar-denominated short-term money market instruments that are determined by the Adviser, pursuant to procedures adopted by the Core Trust Board, to be eligible for purchase and to present minimal credit risks. High quality instruments include those that (i) are rated (or, if unrated, are issued by an issuer with comparable outstanding short-term debt that is rated) in the highest rating category by two nationally recognized statistical rating organizations ("NRSROs") or, if only one NRSRO has issued a rating, by that NRSRO or (ii) are otherwise unrated and determined by the Adviser to be of comparable quality. A description of the rating categories of certain NRSROs, such as Standard & Poor's Corporation and Moody's Investors Service, Inc., is contained in the SAI.

Each Portfolio invests only in instruments that have a remaining maturity of 397 days or less (as calculated under Rule 2a-7 under the Investment Company Act of 1940 (the "1940 Act")) and maintains a dollar-weighted average portfolio maturity of 90 days or less. Except to the limited extent permitted by Rule 2a-7 and except for U.S. Government Securities, each Portfolio will not invest more than 5% of its total assets in the securities of any one issuer. As used in this prospectus, "U.S. Government Securities" means obligations issued or guaranteed as to principal and interest by the United States Government, its agencies or instrumentalities and "Treasury Securities" means U.S. Treasury bills and notes and other U.S. Government Securities which are guaranteed as to principal and interest by the U.S. Treasury.

Although each Portfolio only invests in high quality money market instruments, an investment in a Portfolio is subject to risk even if all securities in the Portfolio's portfolio are paid in full at maturity. All money market instruments, including U.S. Government Securities, can change in value when there is a change in interest rates, the issuer's actual or perceived creditworthiness or the issuer's ability to meet its obligations.

TREASURY CASH PORTFOLIO

Treasury Cash Portfolio seeks to maintain its investment objective by investing primarily in obligations of the U.S. Treasury, such as Treasury Securities and repurchase agreements backed by Treasury Securities.

GOVERNMENT CASH PORTFOLIO

Government Cash Portfolio seeks to attain its investment objective by investing primarily in U.S. Government Securities and in repurchase agreements backed by U.S. Government Securities. The U.S. Government Securities in which the Portfolio may invest include Treasury Securities and securities supported primarily or solely by the creditworthiness of the issuer, such as securities of the Federal National Mortgage Association. There is no guarantee that the U.S. Government will support securities not backed by its full faith and credit. Accordingly, although these securities have historically involved little risk of loss of principal if held to maturity, they may involve more risk than securities backed by the U.S. Government's full faith and credit.

CASH PORTFOLIO

Cash Portfolio seeks to attain its investment objective by investing in a broad spectrum of money market instruments. The Portfolio may invest in (i) obligations of domestic financial institutions, (ii) U.S. Government Securities (see "Investment Objective and Policies - Government Cash Portfolio") and (iii) corporate debt obligations of domestic issuers.

Financial institution obligations include negotiable certificates of deposit, bank notes, bankers' acceptances and time deposits of banks (including savings banks and savings associations) and their foreign branches. The Portfolio limits its investments in bank obligations to banks which at the time of investment have total assets in excess of one billion dollars. Certificates of deposit represent an institution's obligation to repay funds deposited with it that earn a specified interest rate over a given period. Bank notes are debt obligations of a bank. Bankers' acceptances are negotiable obligations of a bank to pay a draft

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which has been drawn by a customer and are usually backed by goods in international trade. Time deposits are non-negotiable deposits with a banking institution that earn a specified interest rate over a given period. Certificates of deposit and fixed time deposits, which are payable at the stated maturity date and bear a fixed rate of interest, generally may be withdrawn on demand by the Portfolio but may be subject to early withdrawal penalties which could reduce the Portfolio's yield.

Corporate debt obligations include commercial paper (short-term promissory notes) issued by companies to finance their, or their affiliates', current obligations. The Portfolio may also invest in commercial paper or other corporate securities issued in "private placements" without registration under the Securities Act of 1933. These "restricted securities" are restricted as to disposition under the Federal securities laws in that any sale of these securities may not be made absent registration under the Securities Act of 1933 or an appropriate exemption therefrom.

ADDITIONAL INVESTMENT POLICIES

Each Fund's and each Portfolio's investment objective and certain investment limitations, as described in the SAI, may not be changed without approval of the holders of a majority of the Fund's or Portfolio's, as applicable, outstanding voting securities (as defined in the 1940 Act). Except as otherwise indicated in this prospectus or in the SAI, investment policies of a Fund or a Portfolio may be changed by the applicable board of trustees without shareholder approval. Each Portfolio may borrow money for temporary or emergency purposes (including the meeting of redemption requests), but not in excess of 33 1/3% of the value of the Portfolio's total assets. Borrowing for purposes other than meeting redemption requests will not exceed 5% of the value of the Portfolio's total assets. Each Portfolio is permitted to hold cash in any amount pending investment in securities and may invest in other investment companies that intend to comply with Rule 2a-7 and have substantially similar investment objectives and policies. A further description of the Funds' and the Portfolios' investment policies is contained in the SAI.

REPURCHASE AGREEMENTS. Each Portfolio may seek additional income by entering into repurchase agreements. Repurchase agreements are transactions in which a Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon future date, normally one to seven days later. The resale price reflects a market rate of interest that is not related to the coupon rate or maturity of the purchased security. Core Trust holds the underlying collateral, which is maintained at not less than 100% of the repurchase price. Repurchase agreements involve certain risks not associated with direct investment in securities. The Portfolios, however, intend to enter into repurchase agreements only with sellers which the Adviser believes present minimal credit risks in accordance with guidelines established by the Core Trust Board. In the event that a seller defaulted on its repurchase obligation, however, a Portfolio might suffer a loss.

LIQUIDITY. To ensure adequate liquidity, each Portfolio may not invest more than 10% of its net assets in illiquid securities, including repurchase agreements not entitling the Portfolio to payment of principal within seven days. There may not be an active secondary market for securities held by a Portfolio. The value of securities that have a limited market tend to fluctuate more than those that have an active market. For this reason, a Portfolio could suffer a loss with respect to an instrument. The Adviser monitors the liquidity of the Portfolios' investments, but there can be no guarantee that an active secondary market will exist.

WHEN-ISSUED SECURITIES. In order to assure itself of being able to obtain securities at prices which the Adviser believes might not be available at a future time, each Portfolio may purchase securities on a when-issued or delayed delivery basis. Securities so purchased are subject to market price fluctuation and no interest on the securities accrues to a Portfolio until delivery and payment take place. Accordingly, the value of the securities on the delivery date may be more or less than the purchase price. Commitments for when-issued or delayed delivery transactions will be entered into only when a Portfolio has the intention of actually acquiring the securities. Failure by the other party to deliver a security purchased by a Portfolio may result in a loss or missed opportunity to make an alternative investment.

VARIABLE AND FLOATING RATE SECURITIES. The securities in which the Portfolios invest may have variable or floating rates of interest. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate. The interest paid on these securities is a function primarily of the index or market rate upon which the interest rate adjustments are based. Securities with ultimate maturities of greater than 397 days may be purchased in accordance with the provisions to Rule 2a-7. Under that Rule, only those long-term instruments that have demand features that comply with certain requirements and certain U.S. Government Securities may be purchased. Similar to fixed rate debt instruments, variable and floating rate instruments are subject to changes in value based on changes in market interest rates or changes in the issuer's creditworthiness.

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No Portfolio may purchase a variable or floating rate security whose interest rate is adjusted based on a long-term interest rate or index, on more than one interest rate or index, or on an interest rate or index that materially lags short-term market rates (these prohibited securities are often referred to as "derivative" securities). All variable and floating rate securities purchased by a Portfolio will have an interest rate that is adjusted based on a single short-term rate or index, such as the Prime Rate.

FINANCIAL INSTITUTION GUIDELINES. Treasury Cash Portfolio and Government Cash Portfolio invest only in instruments which, if held directly by a bank or bank holding company organized under the laws of the United States or any state thereof, would be assigned to a risk-weight category of no more than 20% under the current risk based capital guidelines adopted by the Federal bank regulators. In addition, these Portfolios limit their investments to those permissible for Federally chartered credit unions under applicable provisions of the Federal Credit Union Act and the applicable rules and regulations of the National Credit Union Administration. Government Cash Portfolio limits its investments to investments that are legally permissible for Federally chartered savings associations without limit as to percentage and to investments that permit Fund shares to qualify as liquid assets and as short-term liquid assets.

4.  MANAGEMENT

The business of the Trust is managed under the direction of the Board and the business of Core Trust is managed under the direction of the Core Trust Board. The Board formulates the general policies of the Funds and meets periodically to review the results of the Funds, monitor investment activities and practices and discuss other matters affecting the Fund and the Trust. The SAI contains general background information about the trustees and officers of the Trust and of Core Trust.

MANAGER AND INVESTMENT ADVISERS

Forum supervises the overall management of the Trust, including overseeing the Trust's receipt of services, advising the Trust and the Trustees on matters concerning the Trust and its affairs, and providing the Trust with general office facilities and certain persons to serve as officers. For these services and facilities, Forum receives a fee at an annual rate of 0.05% of the daily net assets of each Fund. Forum also serves as administrator of Core Trust and provides administrative services for each Portfolio that are similar to those provided to the Funds. For its administrative services to the Portfolios, Forum receives a fee at an annual rate of 0.05% of the daily net assets of each Portfolio.

As of the date hereof Forum acted as manager and distributor of registered investment companies with assets of approximately $17 billion. Forum, which is located at Two Portland Square, Portland, Maine 04101, is a registered broker-dealer and is a member of the National Association of Securities Dealers, Inc. As of the date of this Prospectus, Forum, Forum Advisors and the Trust's transfer agent were each directly controlled by John Y. Keffer, an officer and Trustee of the Trust and of Core Trust.

Subject to the general supervision of the Core Trust Board, the Adviser makes investment decisions for the Portfolios and monitors the Portfolios' investments. The Adviser, which is located at 812 North Linden Drive, Beverly Hills, California 90210, is controlled by Anthony R. Fischer, Jr., who acts as each Portfolio's portfolio manager. The Portfolios are currently the only investment companies advised by the Adviser, but the Adviser provides sub-advisory services to another portfolio of Core Trust. From time to time Forum Advisors may provide the Adviser with assistance regarding certain of the Adviser's responsibilities. These services may include management of part of or all of the Portfolios' investment portfolios. Forum Advisors, which is located at Two Portland Square, Portland, Maine 04101, provides investment advisory services to five other mutual funds.

For its services, the Adviser receives from each Portfolio an advisory fee based upon the total average daily net assets of the three Portfolios ("Total Portfolio Assets") that is calculated on a cumulative basis as follows: 0.06% of the first $200 million of Total Portfolio Assets, 0.04% of the next $300 million of Total Portfolio Assets, and 0.03% of the remaining Total Portfolio Assets. To the extent the Adviser has delegated its responsibilities to Forum Advisors, the Adviser pays the advisory fee accrued for such period of time to Forum Advisors. It is anticipated that the Adviser will delegate responsibility for portfolio management infrequently to Forum Advisors.

DISTRIBUTOR

Forum acts as the agent of the Trust in connection with the offering of shares of the Funds. In order to facilitate the distribution of Investor Shares, the Trust has adopted a plan of distribution (the "Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to each Fund's Investor Shares. For its distribution services, Forum receives a fee at an annual rate of 0.25% of the average daily net assets of each Fund attributable to Investor Shares as compensation for Forum's services as distributor. From this amount, Forum may make payments to various financial institutions, including broker-dealers, banks and trust companies as compensation for services or reimbursement of expenses in connection with the distribution of shares

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or the provision of various shareholder services.  If the distribution related expenses of Forum exceed its Rule 12b-1 fees for any Fund, the Fund will not be obligated to pay Forum and additional amount and if Forum's distribution related expenses are less than its Rule 12b-1 fees, Forum will realize a profit.

SHAREHOLDER SERVICING

TRANSFER AND DIVIDEND DISBURSING AGENT. Forum Financial Corp. (the "Transfer Agent"), a registered transfer agent, acts as the Trust's transfer agent and dividend disbursing agent. The Transfer Agent maintains an account for each shareholder of the Funds (unless such accounts are maintained by sub-transfer agents or processing agents) and performs other transfer agency and related functions.

The Transfer Agent is authorized to subcontract any or all of its functions to one or more qualified sub-transfer agents or processing agents, which may be its affiliates, who agree to comply with the terms of the Transfer Agent's agreement with the Trust. The Transfer Agent may pay those agents for their services, but no such payment will increase the Transfer Agent's compensation from the Trust. For its services, the Transfer Agent is paid a transfer agent fee at an annual rate of 0.20% of the average daily net assets of each Fund attributable to Investor Shares plus $12,000 per year and certain account and additional class charges and is reimbursed for certain expenses incurred on behalf of the Funds. Forum Financial Corp. is also paid a fee for its portfolio accounting services to each Portfolio.

SHAREHOLDER SERVICE AGENTS. The Trust has adopted a shareholder service plan ("Shareholder Service Plan") which provides that, as compensation for Forum's service activities with respect to the Investor Shares, the Trust shall pay Forum a fee at an annual rate of 0.15% of the average daily net assets attributable to Investor Shares. Forum is authorized to enter into shareholder servicing agreements pursuant to which the shareholder servicing agent, on behalf of its customers, performs certain shareholder services not otherwise provided by the Transfer Agent. As compensation for its services, the shareholder servicing agent, which will be a Participating Organization, is paid a fee by Forum of up to 0.15% of the average daily net assets of Investor Shares owned by investors for which the shareholder service agent maintains a servicing relationship. Certain shareholder servicing agents may be subtransfer or processing agents.

Among the services provided by shareholder servicing agents are answering customer inquiries regarding the manner in which purchases, exchanges and redemptions of shares of the Trust may be effected and other matters pertaining to the Trust's services; providing necessary personnel and facilities to establish and maintain shareholder accounts and records; assisting shareholders in arranging for processing purchase, exchange and redemption transactions; arranging for the wiring of funds; guaranteeing shareholder signatures in connection with redemption orders and transfers and changes in shareholder-designated accounts; integrating periodic statements with other customer transactions; and providing such other related services as the shareholder may request.

EXPENSES

Each Fund bears all of its expenses, which include Trust expenses attributable to the Fund, which are allocated to the Fund, and expenses not specifically attributable to any Fund, which are allocated among the Funds in proportion to their average net assets. Each service provider may each elect to waive (or continue to waive) all or a portion of its fees and may reimburse a Fund for certain expenses. Any such waivers or reimbursements will have the effect of increasing the Fund's performance for the period during which the waiver or reimbursement is in effect. No fee waivers may be recouped at a later date.

5.  PURCHASES OF SHARES

GENERAL INFORMATION

All transactions in Fund shares are effected through the Transfer Agent, which accepts orders for purchases only from shareholders of record and new investors. The minimum initial investment in Investor Shares is $5,000. The minimum subsequent investment is $100. Shareholders of record will receive from the Trust monthly statements listing all account activity during the statement period. The Trust reserves the right in the future to modify, limit or terminate any shareholder privilege upon appropriate notice.

Fund shares are sold on a continuous basis at their next determined net asset value on all Fund Business Days. Fund shares are issued immediately following the next determination of the Fund's net asset value made after an order for the shares in proper form, accompanied by funds on deposit at a Federal Reserve Bank ("Federal Funds"), is received by the Transfer Agent. An investor's funds will not be accepted or invested by a Fund during the period before the Fund's receipt of Federal Funds. The Trust reserves the right to reject any subscription for the purchase of Fund shares.

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Investors may obtain the account application necessary to open an account or obtain additional information or assistance by contacting the Trust at 800-754-8757 or writing Imperial Securities Corporation at the following address:

       Imperial Securities Corporation
       9920 South La Cienega Boulevard
       14th Floor
       Inglewood, California 90301

Purchase orders for Investor Shares will be accepted on Fund Business Days until 3:00 p.m., Pacific time. In order to receive distributions for the day of investment, orders and payment must be received by the Transfer Agent as follows:

       Order Must be Received by        Payment Must be Received by
       -------------------------        ---------------------------
       11:00 a.m., Pacific time         1:00 p.m., Pacific time

If a purchase order is transmitted to the Transfer Agent after 11:00 a.m., Pacific time, or the wire is received after 1:00 p.m., Pacific time, the investor will not receive a distribution on that day. On days that the New York Stock Exchange or San Francisco Federal Reserve Bank closes early or the Public Securities Association recommends that the government securities markets close early, the Trust may advance the time by which the Transfer Agent must receive completed wire purchase orders and the cut-off times in the above table.

INITIAL PURCHASE PROCEDURES

BY BANK WIRE. To make an initial investment in a Fund using the federal wire system for transmittal of money among banks, an investor should first telephone the Transfer Agent at 800-754-8757 to obtain an account number. The investor should then wire the investor's money immediately to:

       Imperial Bank
       ABA# 122201444
       For Credit To:  Forum Financial Corp.
       Account #: 09075-933
          Re: [Name of Fund] - Investor Shares
          Account #:______________________________
          Account Name:___________________________

The investor should then promptly complete and mail the account application. Payment in the form of a bank wire is treated as a Federal Funds payment received at the time the wire is received.

BY MAIL. Investors may send a check made payable to the Trust along with a completed account application to the Transfer Agent at the address listed above. Checks are accepted at full value subject to collection.

THROUGH FINANCIAL INSTITUTIONS. Shares may be purchased and redeemed through certain broker-dealers, banks and other financial institutions ("Participating Organizations"). Participating Organizations may charge a fee for their services and may otherwise act as processing agents. Participating Organizations are responsible for promptly transmitting purchase, redemption and other requests to the Funds.

Investors who purchase shares in this manner will be subject to the procedures of their Participating Organization, which may include investment minimums, cutoff times and other restrictions in addition to, or different from, those applicable to shareholders who invest in a Fund directly. Investors purchasing Fund shares in this manner should acquaint themselves with their Participating Organization's procedures and should read this Prospectus in conjunction with any materials and information provided by their Participating Organization. Investors purchasing shares in this manner may or may not be the shareholder of record and, subject to their Participating Organization's procedures, may have Fund shares transferred into their name. Certain states permit shares to be purchased and redeemed only through registered broker-dealers, including Forum.

SUBSEQUENT INVESTMENTS
There is a $100 minimum for subsequent investments in a Fund, which may be made by bank wire, by check or through Participating Organizations. Shareholders using the wire system for subsequent investments should first telephone the Transfer Agent at 800-754-8757 to notify it of the wire transfer.

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6.  REDEMPTIONS OF SHARES

GENERAL INFORMATION

Fund shares may be redeemed without charge at their next determined net asset value on any Fund Business Day following acceptance by the Transfer Agent of the redemption order in proper form (and any supporting documentation which the Transfer Agent may require). There is no minimum period of investment and no restriction on the frequency of redemptions. Redemption proceeds are paid by check mailed to the shareholder's record address immediately following any redemption unless the shareholder has elected wire redemption privileges. The right of redemption may not be suspended nor the payment dates postponed except when the New York Stock Exchange is closed (or when trading thereon is restricted) for any reason other than its customary weekend or holiday closings or under any emergency or other circumstance as determined by the SEC.

Redemption proceeds from the Portfolios may be made wholly or partially in portfolio securities if the Adviser determines it to be in the best interests of the Portfolio. Similarly, redemption proceeds from a Fund may be made wholly or partially in portfolio securities if it is determined to be in the best interests of the Fund.

Redemption orders for Investor Shares will be accepted on Fund Business Days until 3:00 p.m., Pacific time. In order to receive redemption proceeds by wire, a redemption order must be received by the Transfer Agent by 11:00 a.m., Pacific time.

For redemption orders received after 11:00 a.m., Pacific time, the Transfer Agent will wire proceeds the next Fund Business Day. On days that the New York Stock Exchange or San Francisco Federal Reserve Bank closes early or the Public Securities Association recommends that the government securities markets close early, the Trust may advance the time by which the Transfer Agent must receive completed wire redemption orders.

If a shareholder elects telephone redemption or exchange privileges, as long as the Trust employs reasonable procedures to insure that telephone orders are genuine (which include recording certain transactions and the use of immediate written confirmation by facsimile or otherwise), the Trust, the Transfer Agent and Forum are not responsible for the authenticity of telephone instructions or losses, if any, resulting from unauthorized telephone redemption or exchange requests. Shareholders should verify the accuracy of telephone instructions immediately upon receipt of confirmation statements.

REDEMPTION PROCEDURES

Shareholders that wish to redeem shares by telephone or to have redemption proceeds transmitted by bank wire must elect these options by properly completing the appropriate sections of their account application.

Shareholders may make a redemption in any amount by sending a written request to the Transfer Agent accompanied by any share certificates that may have been issued to the shareholder or, for shareholders that have elected telephone redemption privileges, by calling the Transfer Agent and providing the shareholder's account number, the exact name in which the shareholder's shares are registered and a shareholder identification number. During times of drastic economic or market changes, the telephone redemption privilege may be difficult to implement.

BANK WIRE REDEMPTION. For redemptions of more than $5,000, a shareholder that has elected wire redemption privileges may request a Fund to transmit redemption proceeds by Federal Funds wire to a bank account designated on the shareholder's account application.

BY CHECK. Shareholders electing check writing privileges will be provided with redemption drafts ("checks") drawn on the Fund's account which may be made out in an amount of $500 or more. When a check is presented for payment, the number of shares required to cover the amount of the check will be redeemed from the shareholder's account. If the amount of a check is greater than the value of the shares owned by the shareholder for which certificates have not been issued, the check will not be honored. If the amount of the check is less than $500, the check will be honored and shareholders will be charged a $10 fee, which will be paid by an immediate redemption from the shareholder's account. Shareholders will be subject to the Trust's rules and regulations governing the check writing privilege, as amended from time to time. The check writing privilege is not available for IRA accounts.

SIGNATURE GUARANTEES. A signature guarantee is required for any written redemption request (other than an exchange) and for any instruction to change the shareholder's record name or address, a designated bank account, the distribution election, or the telephone redemption or other option elected on an account. In addition, all certificates submitted for redemption (or exchange) must be endorsed by the shareholder with signature guaranteed. Signature guarantees may be provided by any eligible institution acceptable to the Transfer Agent, including a bank, a broker, a dealer, a national securities exchange, a

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credit union, or a savings association that is authorized to guarantee signatures. Share certificates submitted for redemption must be endorsed by the shareholder with signature guaranteed.

OTHER REDEMPTION MATTERS. Share certificates are issued only to shareholders of record upon their written request and no certificates are issued for fractional shares. Shares for which certificates have been issued may not be redeemed or exchanged by telephone. Due to the cost to the Trust of maintaining smaller accounts, the Trust reserves the right to redeem, upon not less than 60 days' written notice, all shares in any Fund account with an aggregate net asset value of less than $5,000, unless an investment is made to restore the minimum value.

EXCHANGE PROGRAM

Investors in Investor Shares of a Fund are entitled to exchange their shares for Investor Shares of another Fund if that Fund's shares are eligible for sale in the shareholder's state. Exchanges are subject to minimum investment requirements of the Funds. There is currently no limit on the number of exchanges a shareholder may make. The Trust reserves the right in the future to modify, limit or terminate the exchange privilege upon appropriate notice to shareholders.

Exchanges may be accomplished by written instructions to the Transfer Agent or, for shareholders that have elected telephone exchange privileges, by calling the Transfer Agent and providing the shareholder's account number, the exact name in which the shareholder's shares are registered and the shareholder's social security or taxpayer identification number. During times of drastic economic or market changes, the telephone exchange privilege may be difficult to implement.

BY MAIL. Exchanges may be accomplished by written instructions to the Transfer Agent accompanied by any stock certificate that may have been issued to the shareholder.

BY TELEPHONE. Exchanges may be accomplished by telephone (if the shareholder has elected telephone exchange privileges) by calling the Transfer Agent and providing the shareholder's account number, the exact name in which the shareholder's shares are registered and the shareholder's social security or taxpayer identification number. During times of drastic economic or market changes, the telephone exchange privilege may be difficult to implement.

7.  DISTRIBUTIONS AND TAX MATTERS

DISTRIBUTIONS

Distributions of each Fund's net investment income are declared daily and paid monthly following the close of the last Fund Business Day of the month. Net capital gain realized by a Fund, if any, will be distributed annually. Fund shares become entitled to receive distributions on the day the shares are issued as described under "Purchases of Shares - General Information." Shares redeemed are not entitled to receive distributions declared on or after the day on which the redemption becomes effective.

Shareholders may choose either to have all distributions reinvested in additional Fund shares or received in cash or to have distributions of net capital gain reinvested in additional Fund shares and distributions of net investment income paid in cash. All distributions are treated in the same manner for Federal income tax purposes whether received in cash or reinvested in shares of the Fund.


TAX MATTERS

TAX STATUS OF THE FUNDS. Each Fund intends to continue to qualify to be taxed as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. Accordingly, each Fund will not be liable for Federal income taxes on the net investment income and capital gain distributed to its shareholders. Because the Funds intend to distribute all of their net investment income and net capital gain each year, the Funds should also avoid Federal excise taxes.

Distributions paid by each Fund out of its net investment income (including realized net short-term capital gain) are taxable to the shareholders of the Fund as ordinary income. Distributions of net long-term capital gain, if any, realized by a Fund are taxable to shareholders as long-term capital gain, regardless of the length of time the Fund shares were held by the shareholder at the time of distribution.

THE PORTFOLIOS. The Portfolios are not required to pay Federal income taxes on their net investment income and capital gain, as they are treated as partnerships for Federal income tax purposes. All interest, distributions and gains and losses of a Portfolio are deemed to be "passed through" to the respective Fund in proportion to the Fund's holdings of the Portfolio, regardless of whether the interest, distributions or gains have been distributed by the Portfolio or losses have been realized by the Portfolio.

10
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                                                                  MONARCH FUNDS
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GENERAL.  Each Fund is required by Federal law to withhold 31% of reportable payments (which may include dividends and capital gain distributions) paid to a non-corporate shareholder unless that shareholder certifies in writing that the social security or other tax identification number provided is correct and that the shareholder is not subject to backup withholding.

Reports containing appropriate information with respect to the Federal income tax status of distributions paid during the year by the Fund will be mailed to shareholders shortly after the close of each calendar year.

The foregoing is only a summary of some of the Federal tax considerations generally affecting the Funds and their shareholders. The SAI contains a further discussion. Because other Federal, state or local tax considerations may apply, investors are urged to consult their tax advisors.

8.  OTHER INFORMATION

FUND PERFORMANCE


Investor Shares' performance may be advertised. All performance information is based on historical results, is not intended to indicate future performance and, unless otherwise indicated, is net of all expenses. The Funds may advertise yield, which shows the rate of income a Fund has earned on its investments as a percentage of the Fund's share price. To calculate yield, a Fund takes the interest income it earned from its portfolio of investments for a specified period (net of expenses), divides it by the average number of shares entitled to receive distributions, and expresses the result as an annualized percentage rate based on the Fund's share price at the end of the period. A Fund's compounded annualized yield assumes the reinvestment of distributions paid by the Fund, and, therefore will be somewhat higher than the annualized yield for the same period. Each class' performance will vary. The Funds' advertisements may also reference ratings and rankings among similar funds by independent evaluators such as Morningstar, Lipper Analytical Services, Inc. or IBC Financial Data, Inc. In addition, the performance of the Funds may be compared to recognized indices of market performance. The comparative material found in a Fund's advertisements, sales literature, or reports to shareholders may contain performance rankings. This material is not to be considered representative or indicative of future performance.

DETERMINATION OF NET ASSET VALUE

The Trust determines the net asset value per share of each Fund as of 1:00 p.m., Pacific time, on each Fund Business Day. Net asset value per share is determined by dividing the value of the Fund's net assets (the value of its interest in the Portfolio and other assets less its liabilities) by the number of shares outstanding at the time the determination is made. In order to more easily maintain a stable net asset value per share, each Portfolio's portfolio securities are valued at their amortized cost (acquisition cost adjusted for amortization of premium or accretion of discount) in accordance with Rule 2a-7. The Portfolios will only value their portfolio securities using this method if the Core Trust Board believes that it fairly reflects the market-based net asset value per share. The Portfolios' other assets, if any, are valued at fair value by or under the direction of the Core Trust Board.


THE TRUST AND ITS SHARES

The Trust is registered with the SEC as an open-end management investment company and was organized as a business trust under the laws of the State of Delaware on July 10, 1992. The Board has the authority to issue an unlimited number of shares of beneficial interest of separate series with no par value per share and to create classes of shares within each series. Except for the Funds, no other series of shares are currently authorized.


As of November 22, 1996, Imperial Bank, of Inglewood, California owned more than 25% of the total outstanding Investor Shares of Treasury Cash Fund and Cash Fund and, as of that date, may be deemed to have controlled that class. Also as of that date, there were no outstanding Investor Shares of Government Cash Fund. From time to time various shareholders may own a large percentage of Investor Shares or shares of other classes of a Fund. Accordingly, these shareholders may be able to greatly affect (if not determine) the outcome of any shareholder vote.


Shares issued by the Trust have no conversion, subscription or preemptive rights. Voting rights are not cumulative and the shares of each series or class of the Trust will be voted separately except when an aggregate vote is required by law. Separate votes are taken by each class of a Fund if a matter affects just that class. The Trust is not required to hold annual meetings of shareholders, and it is anticipated that shareholder meetings will be held only when specifically required by law. Shareholders have available procedures for requiring the Trustees to call a meeting and for removing Trustees.

FUND STRUCTURE


OTHER CLASSES OF SHARES. In addition to Investor Shares, each Fund may create and issue shares of other classes of securities. Each Fund currently has two other classes of shares authorized, Universal Shares and Institutional Shares.

                                                                           11
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MONARCH FUNDS
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Universal Shares are offered to the general public and have an investment minimum of $1,000,000. Institutional Shares are offered solely through banks, trust companies and certain other financial institutions, and their affiliates and correspondents, for investment of their funds or funds for which they act in a fiduciary, agency or custodial capacity. Universal Shares and Institutional Shares incur less expenses than Investor Shares. Except for certain differences, each share of each class represents an undivided, proportionate interest in a Fund. Each share of each Fund is entitled to participate equally in distributions and the proceeds of any liquidation of that Fund except that, due to the differing expenses borne by the various classes, the amount of distributions will differ among the classes.

CORE TRUST STRUCTURE. Each Fund invests all of its assets in its corresponding Portfolio of Core Trust, a business trust organized under the laws of the State of Delaware in September 1994 and registered under the 1940 Act as an open-end management investment company. Accordingly, a Portfolio directly acquires its own securities and its corresponding Fund acquires an indirect interest in those securities. The assets of each Portfolio belong only to, and the liabilities of the Portfolio are borne solely by, the Portfolio and no other portfolio of Core Trust. Upon liquidation of a Portfolio, investors in the Portfolio would be entitled to share pro rata in the net assets of the Portfolio available for distribution to investors.


THE PORTFOLIOS. A Fund's investment in a Portfolio is in the form of a non-transferable beneficial interest. As of the date of this Prospectus, the Treasury Cash Fund and Government Cash Fund are the only investors that have invested all of their assets in their respective Portfolios. Besides Cash Fund, another investment company invests in Cash Portfolio. All investors in a Portfolio will invest on the same terms and conditions as the Funds and will pay a proportionate share of the Portfolio's expenses. The Portfolios normally will not hold meetings of investors except as required by the 1940 Act. Each investor in a Portfolio will be entitled to vote in proportion to the relative value of its interest in the Portfolio. On most issues subject to a vote of investors, as required by the 1940 Act and other applicable law, a Fund will solicit proxies from shareholders of the Fund and will vote its interest in a Portfolio in proportion to the votes cast by its shareholders. If there are other investors in a Portfolio, there can be no assurance that any issue that receives a majority of the votes cast by a Fund's shareholders will receive a majority of votes cast by all investors in the Portfolio.

CONSIDERATIONS OF INVESTING IN A PORTFOLIO. A Fund's investment in a Portfolio may be affected by the actions of other investors in the Portfolio. For example, if other investors redeemed their interest in the Portfolio, the Portfolio's remaining investors (including the Fund) might, as a result, experience higher pro rata operating expenses. A Fund may withdraw its entire investment from a Portfolio at any time if the Board determines that it is in the best interests of the Fund and its shareholders to do so. The Fund might withdraw, for example, if other investors in the Portfolio, by a vote of shareholders, changed the investment objective or policies of the Portfolio in a manner not acceptable to the Board or not permissible by the Fund. A withdrawal could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) by the Portfolio. That distribution could result in a less diversified portfolio of investments for the Fund, resulting in increased risk, and could affect adversely the liquidity of the Fund's portfolio. If the Fund decided to convert those securities to cash, it would incur transaction costs. If the Fund withdrew its investment from the Portfolio, the Board would consider what action might be taken, including the management of the Fund's assets in accordance with its investment objective and policies by the Adviser or the investment of all of the Fund's investable assets in another pooled investment entity having substantially the same investment objective as the Fund. Forum has only two years of experience in managing funds that utilize its "Core and Gateway-Registered Trademark-" structure.

ADDITIONAL INFORMATION. Each class of a Fund (and any other investment company that invests in a Portfolio) may have a different expense ratio and different sales charges, including distribution fees, and each class' (and investment company's) performance will be affected by its expenses and sales charges. For more information on any other class of shares of the Funds or concerning any other investment companies that invest in a Portfolio, investors may contact Forum at 800-754-8757. If an investor invests through a financial institution, the investor may also contact their financial institution to obtain information about the other classes or any other investment company investing in a Portfolio.







NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, THE SAI AND THE FUNDS' OFFICIAL SALES LITERATURE IN CONNECTION WITH THE OFFERING OF THE FUNDS' SHARES, AND IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE TRUST. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER IN ANY STATE IN WHICH, OR TO ANY PERSON TO WHOM, SUCH OFFER MAY NOT LAWFULLY BE MADE.

MONARCH FUNDS

--------------------------------------------------------------------------------

TREASURY CASH FUND
GOVERNMENT CASH FUND
CASH FUND


STATEMENT OF ADDITIONAL INFORMATION

JANUARY 1, 1997

Monarch Funds is a registered open-end management investment company. This Statement of Additional Information supplements the Prospectuses (dated January 1, 1997) offering shares of each class of Treasury Cash Fund, Government Cash Fund and Cash Fund, each a portfolio of the Trust, and should be read only in conjunction with the applicable Prospectus, a copy of which may be obtained without charge by contacting the Trust at P.O. Box 446, Portland, Maine 04101.

                               TABLE OF CONTENTS
                                                                Page
                                                                ----
     1.   Investment Policies .................................... 2
     2.   Investment Limitations.................................. 6
     3.   Investments by Financial Institutions................... 8
     4.   Performance Data and Advertising........................ 9
     5.   Management..............................................11
     6.   Determination of Net Asset Value........................20
     7.   Portfolio Transactions..................................20
     8.   Additional Purchase and Redemption Information..........21
     9.   Taxation................................................22
     10.  Other Information ......................................23
     11.  Financial Statements....................................24

          Appendix A - Description of Certain Securities Ratings..25
          Appendix B - Performance Data ..........................27
          Appendix C - Miscellaneous Tables ......................28


THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY IF PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

DEFINITIONS

As used in this Statement of Additional Information, the following terms shall have the meanings listed:

     "Adviser" shall mean Linden Asset Management, Inc.

     "Board" shall mean the Board of Trustees of the Trust.

     "Core Trust" shall mean Core Trust (Delaware).

     "Core Trust Board" shall mean the Board of Trustees of Core Trust.

     "FFC" shall mean Forum Financial Corp.

     "Forum" shall mean Forum Financial Services, Inc.

     "Forum Advisors" shall mean Forum Advisors, Inc.

     "Fund" shall mean each of Treasury Cash Fund, Government Cash Fund and Cash Fund.

     "Fund Business Day" shall have the meaning ascribed thereto in the Prospectuses of the Funds.

     "NRSRO" shall mean a nationally recognized statistical rating organization.

     "Portfolio" shall mean each of Treasury Cash Portfolio, Government Cash Portfolio and Cash Portfolio.

     "SAI" shall mean this Statement of Additional Information.

     "SEC" shall mean the U.S. Securities and Exchange Commission.

     "Trust" shall mean Monarch Funds.

     "U.S. Government Securities" shall mean obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

     "1940 Act" shall mean the Investment Company Act of 1940, as amended.

1.   INVESTMENT POLICIES


Each Fund currently seeks to achieve its investment objective by investing all of its investable assets in its corresponding Portfolio of Core Trust.


Each Fund has a fundamental investment policy that allows it to invest all of its investable assets in its corresponding Portfolio. All other investment policies of each Fund and its corresponding Portfolio are identical. Therefore, although this and the following sections discuss the investment policies of the Portfolios (and the responsibilities of the Core Trust Board), it applies equally to the Funds (and the Board). Information with respect to periods prior to September 1, 1995 (for instance, investment advisory fees paid), the date the Funds invested in the Portfolios, reflects information with respect to the Funds and the Funds' direct investment in securities.


Following is information pertaining to the investment policies of each Portfolio, which supplements the investment policy information contained in the Funds' Prospectuses.

Each Portfolio invests at least 95% of its total assets in securities in the highest rating category (as determined pursuant to Rule 2a-7 under the 1940
Act).

The Portfolios currently are prohibited from purchasing any security issued by the Federal Home Loan Mortgage Corporation. This does not prohibit the Portfolios from entering into repurchase agreements collateralized with securities issued by the Federal Home Loan Mortgage Corporation.

RATINGS AS INVESTMENT CRITERIA

Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Corporation ("S&P") and other NRSROs are private services that provide ratings of the credit quality of debt obligations. A description of the higher quality ratings assigned to debt securities by several NRSROs is included in Appendix A to this SAI. The Portfolios use these ratings in determining whether to purchase, sell or hold a security. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, securities with the same maturity, interest rate and rating may have different market prices. Subsequent to its purchase by a Portfolio, an issue of securities may cease to be rated or its rating may be reduced. The Adviser, and in certain cases the Core Trust Board, will consider such an event in determining whether the Portfolio should continue to hold the obligation. Credit ratings attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings in response to developments and events, so that an issuer's current financial condition may be better or worse than the rating indicates.

SMALL BUSINESS ADMINISTRATION SECURITIES


Each Portfolio may purchase securities issued by the Small Business Administration ("SBA"). SBA securities are variable rate securities that carry the full faith and credit of the United States Government, and generally have an interest rate that resets monthly or quarterly based on a spread to the Prime rate. SBA securities generally have maturities at issue of up to 25 years. No Portfolio may purchase an SBA Security if, immediately after the purchase, (i) the Portfolio would have more than 15% of its net assets invested in SBA securities or (ii) the total unamortized premium or the total unaccreted discount on SBA Securities held by the Portfolio divided by the sum of the securities' par amount would exceed 0.25% of the Portfolios' net assets.


MORTGAGE BACKED SECURITIES

The Portfolios may purchase adjustable rate mortgage backed or other asset backed securities (such as SBA securities) that are U.S. Government Securities or, in the case of Treasury Cash Portfolio, that are U.S. Treasury Securities. These securities directly or indirectly represent a participation in, or are secured by and payable from, adjustable rate mortgage or other loans which may be secured by real estate or other assets. Unlike traditional debt instruments, payments on these securities include both interest and a partial payment of principal. Prepayments of the principal of underlying loans may shorten the effective maturities of these securities. Some adjustable rate U.S. Government Securities (or the underlying loans) are subject to caps or floors that limit the maximum change in interest rate during a specified period or over the life of the security.

Adjustable rate mortgage backed securities ("MBSs") are securities that have interest rates that are reset at periodic intervals, usually by reference to some interest rate index or market interest rate. Government Cash Portfolio and Cash Portfolio will only invest in adjustable rate MBSs that are U.S. Government Securities. MBSs represent an interest in a pool of mortgages made by lenders such as commercial banks, savings associations, mortgage bankers and mortgage brokers and may be issued by governmental or government-related entities or by non-governmental entities such as commercial banks, savings associations, mortgage bankers and other secondary market issuers.

Interests in pools of MBSs differ from other forms of debt securities which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. In contrast, MBSs provide periodic payments which consist of interest and, in most cases, principal. In effect, these payments are a "pass-through" of the periodic payments and optional prepayments made by the individual borrowers on their mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments to holders of MBSs are caused by prepayments resulting from the sale of the underlying property or the refinancing or foreclosure of the underlying mortgage loans. Such prepayments may significantly shorten the effective maturities of MBSs, and occur more often during periods of declining interest rates.

Although the rate adjustment feature of MBSs may act as a buffer to reduce sharp changes in the value of MBSs, these securities are still subject to changes in value based on changes in market interest rates or changes in the issuer's creditworthiness. Because the interest rate is reset only periodically, changes in the interest rate on MBSs may lag behind changes in prevailing market interest rates. Also, some MBSs (or the underlying mortgages) are subject to caps or floors that limit the maximum change in interest rate during a specified period or over the life of the security.

During periods of declining interest rates, income to the Portfolios derived from mortgages which are not prepaid will decrease as the coupon rate resets along with the decline in interest rates in contrast to the income on fixed-rate mortgages, which will remain constant. At times, some of the MBSs in which the Portfolios will invest will have higher-than-market interest rates, and will therefore be purchased at a premium above their par value. Unscheduled prepayments, which are made at par, will cause the Portfolios to suffer a loss equal to the unamortized premium, if any.

During periods of rising interest rates, changes in the coupon rates of the mortgages underlying the Portfolios' investments may lag behind changes in market interest rates. This may result in a slightly lower value until the coupons reset to market rates. Many MBSs in the Portfolios' portfolios will have "caps" that limit the maximum amount by which the interest rate paid by the borrower may change at each reset date or over the life of the loan and fluctuation in interest rates above these levels could cause these securities to "cap out" and to behave more like fixed-rate debt securities.

The Portfolios may purchase collateralized mortgage obligations ("CMOs"), which are collateralized by MBSs or by pools of conventional mortgages. CMOs are typically structured with a number of classes or series that have different maturities and are generally retired in sequence. Each class of bonds receives periodic interest payments according to the coupon rate on the bonds. However, all monthly principal payments and any prepayments from the collateral pool are paid first to the "Class 1" bondholders. The principal payments are such that the Class 1 bonds will be completely repaid no later than, for example, five years after the offering date. Thereafter, all payments of principal are allocated to the next most senior class of bonds until that class of bonds has been fully repaid. Although full payoff of each class of bonds is contractually required by a certain date, any or all classes of bonds may be paid off sooner than expected because of an acceleration in pre-payments of the obligations comprising the collateral pool.

Since the inception of the mortgage-related pass-through security in 1970, the market for these securities has expanded considerably. The size of the primary issuance market and active participation in the secondary market by securities dealers and many types of investors make government and government-related pass-through pools highly liquid.

Governmental or private entities may create new types of MBSs in response to changes in the market or changes in government regulation of such securities. As new types of these securities are developed and offered to investors, the Adviser may, consistent with the investment objective and policies of a Portfolio, consider making investments in such new types of securities.

WHEN-ISSUED SECURITIES AND DELAYED DELIVERY SECURITIES

Each Portfolio may purchase securities on a when-issued or delayed delivery basis. In those cases, the purchase price and the interest rate payable on the securities are fixed on the transaction date and delivery and payment may take place a month or more after the date of the transaction. At the time a Portfolio makes the commitment to purchase securities on a when-issued or delayed delivery basis, the Portfolio will record the transactions as a purchase and thereafter reflect the value each day of such securities in determining its net asset value. If a Portfolio chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it could, as with the disposition of any other portfolio obligation, incur a gain or loss due to market fluctuation. Failure of an issuer to deliver the security may result in the Portfolio incurring a loss or missing an opportunity to make an alternative investment. When a Portfolio agrees to purchase a security on a when-issued or delayed delivery basis, its custodian will set aside and maintain in a segregated account cash, U.S. Government Securities or other liquid, high-grade debt securities with a market value at all times at least equal to the amount of its commitment.

ILLIQUID SECURITIES

Each Portfolio may invest up to 10% of its net assets in illiquid securities. The term "illiquid securities" for this purpose means repurchase agreements not entitling the holder to payment of principal within seven days and securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market.


The Core Trust Board has ultimate responsibility for determining whether specific securities are liquid or illiquid. The Core Trust Board has delegated the function of making day-to-day determinations of liquidity to the Adviser and, with respect to certain types of restricted securities which may be deemed to be illiquid, has adopted guidelines to be followed by the Adviser. The Adviser takes into account a number of factors in reaching liquidity decisions, including but not limited to (1) the frequency of trades and quotations for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security; (4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer; (5) whether the security is registered; and (6) if the security is not traded in the United States, whether it can be freely traded in a liquid foreign securities market. The Adviser monitors the liquidity of the securities in each Portfolio's portfolio and reports periodically to the Core Trust Board.


Certificates of deposit and fixed time deposits that carry an early withdrawal penalty or mature in greater than seven days are treated by the Portfolio as illiquid securities if there is no readily available market for the instrument.


REPURCHASE AGREEMENTS AND SECURITIES LOANS


In connection with entering into repurchase agreements and securities loans, the Portfolios require continual maintenance by the Trust's custodian of the market value of the underlying collateral in amounts equal to, or in excess of, the repurchase price plus the transaction costs (including loss of interest) that the Portfolios could expect to incur upon liquidation of the collateral if the counterparty defaults. In the event a counterparty defaults on its repurchase obligation, a Portfolio might suffer a loss to the extent that the proceeds from the sale of the collateral were less than the repurchase price. In the event of a counterparty's bankruptcy, a Portfolio might be delayed in, or prevented from, selling the collateral for the Portfolio's benefit. The Adviser monitors the creditworthiness of its repurchase agreement counterparties and securities borrowers under the Core Trust Board's general supervision and pursuant to specific Core Trust Board adopted procedures.

VARIABLE AND FLOATING RATE SECURITIES


The yield of variable and floating rate securities varies in relation to changes in specific money market rates, such as the Prime rate. A "variable" interest rate adjusts at predetermined intervals (for example, daily, weekly or monthly), while a "floating" interest rate adjusts whenever a specified benchmark rate (such as the bank prime lending rate) changes. These changes are reflected in adjustments to the yields of the variable and floating rate securities, and different securities may have different adjustment rates. Accordingly, as interest rates increase or decrease, the capital appreciation or depreciation may be less on these obligations than for fixed rate obligations. To the extent that the Portfolios invest in long-term variable or floating rate securities, the Adviser believes that the Portfolios may be able to take advantage of the higher yield that is usually paid on long-term securities.


Cash Portfolio also may purchase variable and floating rate master notes of corporations, which are unsecured obligations redeemable upon notice that permit investment of fluctuating amounts at varying rates of interest pursuant to direct arrangement with the issuer of the instrument. These obligations include master demand notes that permit investment of fluctuating amounts at varying rates of interest pursuant to direct arrangement with the issuer of the instrument. The issuer of these obligations often has the right, after a given period, to prepay their outstanding principal amount of the obligations upon a specified number of days' notice. These obligations generally are not traded, nor generally is there an established secondary market for these obligations. To the extent a demand note does not have a seven day or shorter demand feature and there is no readily available market for the obligation, it is treated as an illiquid security.


No Portfolio may purchase a variable or floating rate security whose interest rate is adjusted based on a long-term interest rate or index, on two interest rates or indexes, on an interest rate or index that materially lags short-term market rates. All variable and floating rate securities purchased by the Portfolio have an interest rate that is adjusted based on a single short-term rate or index, such as the Prime rate.


INVESTMENT COMPANY SECURITIES

In connection with managing their cash positions, the Portfolios may invest in the securities of other investment companies within the limits proscribed by the 1940 Act. Under normal circumstances, each Portfolio intends to invest less than 5% of the value of its net assets in the securities of other investment companies. In addition to a Portfolio's expenses (including the various fees), as a shareholder in another investment company, a Portfolio would bear its pro rata portion of the other investment company's expenses (including fees).

ZERO-COUPON SECURITIES

All zero-coupon securities in which the Portfolio invests will have a maturity of less than 13 months.

2.   INVESTMENT LIMITATIONS


The Portfolios have adopted the following fundamental investment limitations that cannot be changed without the affirmative vote of the lesser of (i) more than 50% of the outstanding interests of the Portfolio or (ii) 67% of the interests of the Portfolio present or represented at an interestholders meeting at which the holders of more than 50% of the outstanding interests of the Portfolio are present or represented. Each Portfolio may not:


     (1) With respect to 75% of its assets, purchase a security other than a U.S. Government Security if, as a result, more than 5% of the Portfolio's total assets would be invested in the securities of a single issuer.

     (2) Purchase securities if, immediately after the purchase, more than 25% of the value of the Portfolio's total assets would be invested in the securities of issuers having their principal business activities in the same industry; provided, however, that there is no limit on investments in U.S. Government Securities.

     (3) Underwrite securities of other issuers, except to the extent that the Portfolio may be considered to be acting as an underwriter in connection with the disposition of portfolio securities.

     (4) Purchase or sell real estate or any interest therein, except that the Portfolio may invest in debt obligations secured by real estate or interests therein or issued by companies that invest in real estate or interests therein.

     (5) Purchase or sell physical commodities or contracts relating to physical commodities, provided that currencies and currency-related contracts will not be deemed to be physical commodities.

     (6) Borrow money, except for temporary or emergency purposes (including the meeting of redemption requests) and except for entering into reverse repurchase agreements, provided that borrowings do not exceed 33-1/3% of the value of the Portfolio's total assets.

     (7) Issue senior securities except as appropriate to evidence indebtedness that the Portfolio is permitted to incur, and provided that the Portfolio may issue shares of additional series or classes that the Trustees may establish.

     (8) Make loans except for loans of portfolio securities, through the use of repurchase agreements, and through the purchase of debt securities that are otherwise permitted investments.

     (9) With respect to Government Cash Portfolio, purchase or hold any security that (i) a Federally chartered savings association may not invest in, sell, redeem, hold or otherwise deal pursuant to law or regulation, without limit as to percentage of the association's assets and (ii) pursuant to 12 C.F.R. Section 566.1 would cause shares of the Portfolio not to be deemed to be short term liquid assets when owned by Federally chartered savings associations.

The Portfolios have adopted the following nonfundamental investment limitations that may be changed by the Core Trust Board without shareholder approval. Each Portfolio may not:

     (a) With respect to 100% of its assets, purchase a security other than a U.S. Government Security if, as a result, more than 5% of the Portfolio's total assets would be invested in the securities of a single issuer, unless the investment is permitted by Rule 2a-7 under the 1940 Act.

     (b) Purchase securities for investment while any borrowing equaling 5% or more of the Portfolio's total assets is outstanding; and if at any time the Portfolio's borrowings exceed the Portfolio's investment limitations due to a decline in net assets, such borrowings will be promptly (within three days) reduced to the extent necessary to comply with the limitations. Borrowing for purposes other than meeting redemption requests will not exceed 5% of the value of the Portfolio's total assets.

     (c) Purchase securities that have voting rights, except the Portfolio may invest in securities of other investment companies to the extent permitted by the 1940 Act.

     (d) Purchase securities on margin, or make short sales of securities, except for the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities.

     (e) Invest in securities (other than fully-collateralized debt obligations) issued by companies that have conducted continuous operations for less than three years, including the operations of predecessors (unless guaranteed as to principal and interest by an issuer in whose securities the Portfolio could invest), if as a result, more than 5% of the value of the Portfolio's total assets would be so invested.

     (f) Invest in or hold securities of any issuer other than the Portfolio if, to the Portfolio's knowledge, those Trustees and officers of the Trust or the Portfolio's investment adviser, individually owning beneficially more than 1/2 of 1% of the securities of the issuer, in the aggregate own more than 5% of the issuer's securities.

     (g) Invest in oil, gas or other mineral exploration or development programs, or leases, or in real estate limited partnerships; provided that the Portfolio may invest in securities issued by companies engaged in such activities.

     (h) Acquire securities or invest in repurchase agreements with respect to any securities if, as a result, more than 10% of the Portfolio's net assets (taken at current value) would be invested in repurchase agreements not entitling the holder to payment of principal within seven days and in securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market.

Except as required by the 1940 Act, if a percentage restriction on investment or utilization of assets is adhered to at the time an investment is made, a later change in percentage resulting from a change in the market values of a

Portfolio's assets, the change in status of a security or purchases and redemptions of shares will not be considered a violation of the limitation. For purposes of limitation (2): (i) loan participations are considered to be issued by both the issuing bank and the underlying corporate borrower; (ii) utility companies are divided according to their services (for example, gas, gas transmission, electric and telephone will each be considered a separate industry); and (iii) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry.


Each Fund has adopted the same fundamental and nonfundamental investment limitations. The Fund's fundamental limitations cannot be changed without the affirmative vote of the lesser of (i) more than 50% of the outstanding shares of the Fund or (ii) 67% of the shares of the Fund present or represented at a shareholders meeting at which the holders of more than 50% of the outstanding shares of the Fund are present or represented. In addition the Funds have adopted a fundamental policy which provides that, notwithstanding any other investment policy or restriction (whether fundamental or not), each Fund may invest all of its assets in the securities of a single pooled investment fund having substantially the same investment objectives, policies and restrictions as the Fund or Portfolio, as applicable.


3.   INVESTMENTS BY FINANCIAL INSTITUTIONS

INVESTMENT BY SHAREHOLDERS THAT ARE BANKS - GOVERNMENT CASH PORTFOLIO

Government Cash Portfolio invests only in instruments which, if held directly by a bank or bank holding company organized under the laws of the United States or any state thereof, would be assigned to a risk-weight category of no more than 20% under the current risk based capital guidelines adopted by the Federal bank regulators (the "Guidelines"). In the event that the Guidelines are revised, the Portfolio's portfolio will be modified accordingly, including by disposing of portfolio securities or other instruments that no longer qualify under the Guidelines. In addition, the Portfolio does not intend to hold in its portfolio any securities or instruments that would be subject to restriction as to amount held by a National bank under Title 12, Section 24 (Seventh) of the United States Code. If the Portfolio's portfolio includes any instruments that would be subject to a restriction as to amount held by a National bank, investment in the Portfolio may be limited.

The Guidelines provide that shares of an investment fund are generally assigned to the risk-weight category applicable to the highest risk-weighted security or instrument that the fund is permitted to hold. Accordingly, Portfolio shares should qualify for a 20% risk weighting under the Guidelines. The Guidelines also provide that, in the case of an investment fund whose shares should qualify for a risk weighting below 100% due to limitations on the assets which it is permitted to hold, bank examiners may review the treatment of the shares to ensure that they have been assigned an appropriate risk-weight. In this connection, the Guidelines provide that, regardless of the composition of an investment fund's assets, shares of a fund may be assigned to the 100% risk-weight category if it is determined that the fund engages in activities that appear to be speculative in nature or has any other characteristics that are inconsistent with a lower risk weighting. The Adviser has no reason to believe that such a determination would be made with respect to the Portfolio. Their are various subjective criteria for making this determination and, therefore, it is not possible to provide any assurance as to how Portfolio shares will be evaluated by bank examiners.

Before acquiring Fund shares, prospective investors that are banks or bank holding companies, particularly those that are organized under the laws of any country other than the United States or of any state, territory or other political subdivision of the United States, and prospective investors that are U.S. branches and agencies of foreign banks or Edge Corporations, should consult all applicable laws, regulations and policies, as well as appropriate regulatory bodies, to confirm that an investment in Fund Shares is permissible and in compliance with any applicable investment or other limits.

Fund Shares held by National banks are generally required to be revalued periodically and reported at the lower of cost or market value. Such shares may also be subject to special regulatory reporting, accounting and tax treatment. In addition, a bank may be required to obtain specific approval from its board of directors before acquiring Fund shares, and thereafter may be required to review its investment in a Fund for the purpose of verifying compliance with applicable Federal banking laws, regulations and policies.

National banks generally must review their holdings of shares of a Fund at least quarterly to ensure compliance with established bank policies and legal requirements. Upon request, the Portfolios will make available to the Funds investors information relating to the size and composition of their portfolio for the purpose of providing Fund shareholders with this information.

INVESTMENT BY SHAREHOLDERS THAT ARE CREDIT UNIONS - GOVERNMENT CASH PORTFOLIO AND TREASURY CASH PORTFOLIO

Government Cash Portfolio and Treasury Cash Portfolio limit their investments to investments that are legally permissible for Federally chartered credit unions under applicable provisions of the Federal Credit Union Act (including 12 U.S.C.
Section 1757(7), (8) and (15)) and the applicable rules and regulations of the National Credit Union Administration (including 12 C.F.R. Part 703, Investment and Deposit Activities), as such statutes and rules and regulations may be amended. The Portfolios limit their investments to U.S. Government Securities (including Treasury STRIPS) and repurchase agreements fully collateralized by U.S. Government Securities. Certain U.S. Government Securities owned by Government Cash Portfolio may be mortgage or asset backed, but, except to reduce interest rate risk, no such security will be (i) a stripped mortgage backed security ("SMBS"), (ii) a collateralized mortgage obligation ("CMO") or real estate mortgage investment conduit ("REMIC") that meets any of the tests outlined in 12 C.F.R. Section 703.5(g) or (iii) a residual interest in a CMO or REMIC. In order to reduce interest rate risk Government Cash Portfolio may purchase a SMBS, CMO, REMIC or residual interest in a CMO or REMIC but only in accordance with 12 C.F.R. Section 703.5(i). Government Cash Portfolio has no current intention to make any such investment. Each Portfolio also may invest in reverse repurchase agreements in accordance with 12 C.F.R. 703.4(e) to the extent otherwise permitted hereunder and in the Prospectus.

INVESTMENTS BY SHAREHOLDERS THAT ARE SAVINGS ASSOCIATIONS - GOVERNMENT CASH PORTFOLIO AND TREASURY CASH PORTFOLIO

Government Cash Portfolio limits its investments to investments that are legally permissible for Federally chartered savings associations without limit as to percentage under applicable provisions of the Home Owners' Loan Act (including 12 U.S.C. Section 1464) and the applicable rules and regulations of the Office of Thrift Supervision, as such statutes and rules and regulations may be amended. In addition, the Portfolio limits its investments to investments that are permissible for an open-end investment company to hold and would permit shares of the investment company to qualify as liquid assets under 12 C.F.R.
Section 566.1(g) and as short-term liquid assets under 12 C.F.R. Section 566.1(h). These policies may be amended only by approval of the Portfolio's and Fund's shareholders, as applicable.

4.   PERFORMANCE DATA AND ADVERTISING

YIELD INFORMATION


Each Fund may provide current annualized and effective annualized yield quotations for each class based on its daily distributions. These quotations may from time to time be used in advertisements, shareholder reports or other communications to shareholders. All performance information supplied by a Fund is historical and is not intended to indicate future returns.

In performance advertising the Funds may compare any of their performance information with data published by independent evaluators such as Morningstar, Lipper Analytical Services, Inc., IBC Financial Data, Inc. or CDA/Wiesenberger or other companies which track the investment performance of investment companies ("Fund Tracking Companies"). The Funds may also compare any of their performance information with the performance of recognized stock, bond and other indexes. The Funds may also refer in such materials to mutual fund performance rankings and other data published by Fund Tracking Companies. Performance advertising may also refer to discussions of a Fund and comparative mutual fund data and ratings reported in independent periodicals, such as newspapers and financial magazines.


Any current yield quotation of a class of a Fund which is used in such a manner as to be subject to the provisions of Rule 482(d) under the Securities Act of 1933, as amended, shall consist of an annualized historical yield, carried at least to the nearest hundredth of one percent, based on a specific seven-calendar-day period and shall be calculated by dividing the net change during the seven-day period in the value of an account having a balance of one share at the beginning of the period by the value of the account at the beginning of the period, and multiplying the quotient by 365/7. For this purpose, the net change in account value would reflect the value of additional shares purchased with distributions declared on the original share and distributions declared on both the original share and any such additional shares, but would not reflect any realized gains or losses from the sale of securities or any unrealized appreciation or depreciation on portfolio securities. In addition, any effective annualized yield quotation used by a Fund shall be calculated by compounding the current yield quotation for such period by adding 1 to the product, raising the sum to a power equal to 365/7, and subtracting 1 from the result.


Although published yield information is useful to investors in reviewing a class' performance, investors should be aware that each Fund's yield fluctuates from day to day and that the class' yield for any given period is not an indication or representation by the Fund of future yields or rates of return on the Fund's shares. Also, Participating Organizations (as that term is used in the Prospectus) may charge their customers direct fees in connection with an investment in a Fund, which will have the effect of reducing the class' net yield to those shareholders. The yields of a class are not fixed or guaranteed, and an investment in the Fund is not insured or guaranteed. Accordingly, yield information may not necessarily be used to compare shares of the Fund with investment alternatives which, like money market instruments or bank accounts, may provide a fixed rate of interest. Also, it may not be appropriate directly to compare a Fund's yield information to similar information of investment alternatives which are insured or guaranteed.

Income calculated for the purpose of determining a class' yield differs from income as determined for other accounting purposes. Because of the different accounting methods used, and because of the compounding assumed in yield calculations, the yield quoted for a class may differ from the rate of distribution the class paid over the same period or the rate of income reported in the Fund's financial statements.


For a listing of certain performance data as of August 31, 1996, see Appendix B.

OTHER PERFORMANCE AND SALES LITERATURE MATTERS

Total returns quoted in sales literature reflect all aspects of a Fund's return, including the effect of reinvesting capital gain distributions. Average annual returns generally are calculated by determining the growth or decline in value of a hypothetical historical investment in a Fund over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. While average annual returns are a convenient means of comparing investment alternatives, investors should realize that the performance is not constant over time but changes from year to year, and that average annual returns represent averaged figures as opposed to the actual year-to-year performance of the Funds.


Average annual total return is calculated by finding the average annual compounded rates of return of a hypothetical investment, over such periods according to the following formula:

           n
     P(1+T)  = ERV

     Where:
          P = a hypothetical initial payment of $1,000
          T = average annual total return
          n = number of years
          ERV = ending redeemable value: ERV is the value, at the end of the applicable period, of a hypothetical $1,000 payment made at the beginning of the applicable period.

OTHER ADVERTISING MATTERS

The Funds may advertise other forms of performance. For example, average annual and cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, and/or a series of redemptions over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship of se factors and their contributions to total return. Any performance information may be presented numerically or in a table, graph or similar illustration.

A Fund may also include various information in their advertisements.
Information included in the Fund's advertisements may include, but is not limited to (i) portfolio holdings and portfolio allocation as of certain dates, such as portfolio diversification by instrument type, by instrument or by maturity, (ii) descriptions of the portfolio managers of the Funds or the Portfolios and the portfolio management staff of the Adviser or Forum Advisors or summaries of the views of the portfolio managers with respect to the financial markets, (iii) the results of a hypothetical investment in a Fund over a given number of years, including the amount that the investment would be at the end of the period, (iv) the effects of earning Federally and, if applicable, state tax-exempt income from the Fund or investing in a tax-deferred account, such as an individual retirement account and (v) the net asset value, net assets or number of shareholders of a Fund as of one or more dates.

In connection with its advertisements a Fund may provide "shareholders letters" which serve to provide shareholders or investors an introduction into the Fund's, the Portfolio's, the Trust's, Core Trust's or any of the Trust's of Core Trust's service provider's policies or business practices.

5.   MANAGEMENT

TRUSTEES AND OFFICERS OF THE TRUST


The Trustees and officers of the Trust and their principal occupations during the past five years are set forth below. Each Trustee who is an "interested person" (as defined by the 1940 Act) of the Trust is indicated by an asterisk.

Rudolph I. Estrada, Trustee (age 48)


President and Chief Executive Officer of The Summit Group, a banking and business consulting company, since 1987. Mr. Estrada was also a Presidential appointee to the White House Commission on Small Business in 1993. He is also Professor (Adjunct) of Finance and Management and Director of the Small Business Institute at California State University; Chairman, Los Angeles County Office of Education Personnel Commission; and Director, Foothill Thrift & Loan, Augura, California. His address is 625 Fair Oaks Avenue, South Pasadena, California 91030.


Maurice J. DeWald, Trustee (age 56)


Chief Executive Officer and Chairman, Verity Financial Group, Inc. (a financial advisory firm) since May 1991. Prior thereto, Mr. DeWald was managing partner of KPMG Peat Marwick LLP (an international accounting firm).

Mr. DeWald also serves as a director of National Medical Enterprises and Dai-Ichi Kangyo Bank of California. His address is 19200 Von Karman Avenue, Suite 400, Irvine, California 92715.


Robert F. Franko, Trustee (age 49)

Executive Vice President and Chief Financial Officer of Imperial Bank and Imperial Bancorp. since March 1995. Mr. Franko also serves as a Director of Imperial Trust Company and holds various positions with other Imperial Bancorp. subsidiaries. Prior thereto, Mr. Franko served in various capacities with the Springfield and Morningside Groups, including President and Chief Executive Officer of Springfield Bank & Trust Limited, Gibraltar and Managing Director of Springfield Securities Limited. His address is 9920 South LaCienega Boulevard, Inglewood, California 90301.

John Y. Keffer,* Trustee, Chairman and President (age 54)

President and Director, Forum Financial Services, Inc. (registered broker-dealer), Forum Financial Corp. (registered transfer agent) and Forum Advisors, Inc. (registered investment adviser). Mr. Keffer is also a director and/or officer of various registered investment companies for which Forum Financial Services, Inc. serves as manager, administrator and/or distributor. His address is Two Portland Square, Portland, Maine 04101.

Jack J. Singer, Trustee (age 52)


Senior Vice President, Imperial Bank since November 1987. Prior thereto, Mr. Singer was Vice President of First Interstate Bank Ltd. His address is 9920 South La Cienega Boulevard, Inglewood, California 90301.


David I. Goldstein, Vice President and Secretary (age 35)


Counsel, Forum Financial Services, Inc., with which he has been associated since 1991. Prior thereto, Mr. Goldstein was associated with the law firm of Kirkpatrick & Lockhart LLP. Mr. Goldstein also serves as an officer of various registered investment companies for which Forum Financial Services, Inc. serves as manager, administrator and/or distributor. His address is Two Portland Square, Portland, Maine 04101.


Richard C. Butt, Treasurer (age 40)

Managing Director of Operations, Forum Financial Corp., with which he has been associated since 1996. Prior thereto, from December 1994 to April 1996, Mr. Butt was a Director of the Financial Services Consulting Practice, KPMG Peat Marwick LLP. From November 1993 to August 1994, Mr. Butt was President of 440 Financial Distributors, Inc. a mutual fund administrator and distributor, and prior thereto was Senior Vice President of 440 Financial Group, Inc. Mr. Butt is also an officer of various registered investment companies for which Forum Financial Services, Inc. serves as manager, administrator and/or distributor. His address is Two Portland Square, Portland, Maine 04101.

Beth Hanson, Assistant Secretary (age 30)


Corporate Administrator, Forum Financial Services, Inc., with which she has been associated since 1995. Prior thereto, Ms. Hanson was an English language instructor with the Overseas Training Center, Inc. in Osaka, Japan. Her address is Two Portland Square, Portland, Maine 04101.

TRUSTEES AND OFFICERS OF CORE TRUST


The Trustees and officers of Core Trust and their principal occupations during the past five years are set forth below. Each Trustee who is an "interested person" (as defined by the 1940 Act) of Core Trust is indicated by an asterisk. Messrs. Keffer, Goldstein and Butt, officers of Core Trust, all currently serve as officers of the Trust. Accordingly, for background information pertaining to these officers, see "Trustees and Officers of the Trust" above.

John Y. Keffer*, Chairman and President


Costas Azariadis, Trustee (age 53)


Professor of Economics, University of California, Los Angeles, since July 1992. Prior thereto, Dr. Azariadis was Professor of Economics at the University of Pennsylvania. His address is Department of Economics, University of California, Los Angeles, 405 Hilgard Avenue, Los Angeles, California 90024.


James C. Cheng, Trustee (age 54)


Managing Director, Forum Financial Services, Inc. since September 1991. President of Technology Marketing Associates (a marketing consulting company) since September 1991. Prior thereto, Mr. Cheng was President and Chief Executive Officer of Network Dynamics, Incorporated (a software development company). His address is Two Portland Square, Portland, Maine 04101.


J. Michael Parish, Trustee (age 53)


Partner at the law firm of Reid & Priest. Prior to 1995, Mr. Parish was a partner at Winthrop Stimson Putnam & Roberts since 1989. His address is 40 West 57th Street, New York, New York 10019.


Richard C. Butt, Treasurer

Sara M. Clark, Vice President and Assistant Treasurer (age 33)

Managing Director, Forum Financial Services, Inc., with which she has been associated since 1994. Prior thereto, from 1991 to 1994 Ms. Clark was Controller of Wright Express Corporation (a national credit card company) and for six years prior thereto was employed at Deloitte & Touche LLP as an accountant. Ms. Clark is also an officer of various registered investment companies for which Forum Financial Services, Inc. serves as manager, administrator and/or distributor. Her address is Two Portland Square, Portland, Maine 04101.

David I. Goldstein, Vice President and Secretary

Thomas G. Sheehan, Vice President and Assistant Secretary (age 42)


Counsel, Forum Financial Services, Inc. since October, 1993. Prior thereto, Mr. Sheehan was a Special Counsel in the Division of Investment Management of the U.S. Securities and Exchange Commission in Washington, D.C. His address is Two Portland Square, Portland, Maine 04101.


Renee Walker, Assistant Secretary (age 26)

Fund Administrator, Forum Financial Services, Inc., with which she has been associated since 1994. Prior thereto, Ms. Walker was an administrator at Longwood Partners (the manager of a hedge fund partnership) for a year. From 1991 to 1993 Ms. Walker was a sales representative assistant at PaineWebber Incorporated (a broker-dealer). Her address is Two Portland Square, Portland, Maine 04101.


TRUSTEE COMPENSATION


Each Trustee of the Trust is paid $1,000 for each Board meeting attended (whether in person or by electronic communication) and is paid $1,000 for each Committee meeting attended on a date when a Board meeting is not held. Trustees are also reimbursed for travel and related expenses incurred in attending meetings of the Board. No officer of the Trust is compensated by the Trust. Since commencement of the Trust's operations, Messrs. Keffer,

Singer and Franko have not accepted any fees or reimbursement of their expenses in connection with their service as Trustees.

The following table provides the aggregate compensation paid to each Trustee. The Trust has not adopted any form of retirement plan covering Trustees or officers. Information is presented for the fiscal year ended August 31, 1996.

                                  Accrued      Annual
                     Aggregate    Pension    Benefits Upon       Total
     Trustee       Compensation   Benefits    Retirement    Compensation
     -------       ------------   --------    ----------    ------------
     Mr. DeWald       $4,000        None         None          $4,000
     Mr. Estrada      $4,000        None         None          $4,000
     Mr. Franko        None         None         None           None
     Mr. Keffer        None         None         None           None
     Mr. Singer        None         None         None           None

INVESTMENT ADVISER

As of January 1, 1997, each Fund no longer directly retains the Adviser and Forum Advisors as its investment advisers. In the event that the Board determines it is in the best interest of a Fund to withdraw its investment from its corresponding Portfolio, the SEC has determined that shareholder approval of new investment advisory agreements between the Trust, the Adviser and Forum Advisers would not be necessary, provided that the agreements are substantially similar to the current Investment Advisory Agreements of Core Trust.

LINDEN ASSET MANAGEMENT, INC. The Portfolios' investment adviser, Linden Asset Management, Inc., furnishes at its own expense all services, facilities and personnel necessary in connection with managing each Portfolio's investments and effecting portfolio transactions for each Portfolio. The Investment Advisory Agreement between Core Trust and the Adviser will continue in effect only if its continuance is specifically approved at least annually by the Core Trust Board or by vote of the respective Portfolio's shareholders, and in either case, by a majority of the Core Trust trustees who are not parties to the Investment Advisory Agreement or interested persons of any such party at a meeting called for the purpose of voting on the Investment Advisory Agreement.


The Investment Advisory Agreement is terminable without penalty by Core Trust with respect to a Portfolio on 60 days' written notice when authorized either by vote of the Portfolio's interestholders or by a vote of a majority of the Core Trust Board, or by the Adviser on 60 days' written notice and will automatically terminate in the event of its assignment. The Investment Advisory Agreement also provides that, with respect to each Portfolio, the Adviser shall not be liable for any error of judgment or mistake of law or for any act or omission in the performance of its duties to the Portfolio, except for willful misfeasance, bad faith or gross negligence in the performance of the Adviser's duties or by reason of reckless disregard of the Adviser's obligations and duties under the Investment Advisory Agreement.


For the services provided by the Adviser, Core Trust pays the Adviser, with respect to each Portfolio, a fee based upon the total average daily net assets of the Portfolios ("Total Portfolio Assets") at an annual rate of 0.06% of the first $200 million of Total Portfolio Assets, 0.04% of the next $300 million of Total Portfolio Assets, and 0.03% of the remaining Total Portfolio Assets.
These fees are accrued by Core Trust daily with respect to each Portfolio in the proportion that Portfolio's average daily net assets bear to Total Portfolio Assets and are payable monthly in arrears on the first day of each calendar month for services performed under the agreement during the prior calendar month. The Adviser is paid a minimum annual fee of $50,000 for its services to the Trust with respect to the Portfolios.

The Adviser may carry out any of its obligations under the Investment Advisory Agreement by employing, subject to the supervision of the Core Trust Board, one or more subadvisers who are registered as investment advisers or who are exempt from registration. The Investment Advisory Agreement provides that the Adviser shall not be liable for any act or omission of any subadviser except with respect to matters as to which the Adviser specifically assumes responsibility in writing.

The Adviser was established in 1992 and is wholly-owned and controlled by Anthony R. Fischer, Jr. The Adviser has no other experience in advising a registered investment company but Mr. Fischer has over 20 years experience in managing pools of assets, most recently as Senior Vice President and Treasurer of United California Savings Bank, Santa Ana, California from 1984 to 1989 and, immediately prior thereto, as a Manager for five years at PaineWebber Jackson & Curtis, New York, New York.

Table 1 in Appendix C shows the dollar amount of fees paid under the Investment Advisory Agreement between the Adviser and the Trust with respect to each Fund.

FORUM ADVISORS, INC. Forum Advisors, Inc. serves as an investment subadviser to each Portfolio under an Investment Advisory Agreement with the Adviser and Core Trust. Pursuant to the Investment Advisory Agreement, from time to time Forum Advisors provides the Adviser with assistance regarding certain of the Adviser's responsibilities to the Portfolios, including management of all or part of the Portfolios' investment portfolios. The Investment Advisory Agreement will continue in effect only if its continuance is specifically approved at least annually by the Core Trust Board or by vote of the respective Portfolio's shareholders, and in either case, by a majority of the Trustees who are not parties to the Investment Advisory Agreement or interested persons of any such party at a meeting called for the purpose of voting on the Investment Advisory Agreement. To the extent and for the period of time the Adviser has delegated its responsibilities to Forum Advisors, the Adviser pays the advisory fee for such period to Forum Advisors.

The Investment Advisory Agreement is terminable with respect to a Portfolio without penalty by the Trust on 60 days' written notice when authorized either by vote of the Portfolio's shareholders or by vote of a majority of the Board, or by the Adviser or Forum Advisors on 60 days' written notice, and will automatically terminate in the event of its assignment. The Investment Advisory Agreement also provides that, with respect to each Portfolio, Forum Advisors shall not be liable for any error of judgment or mistake of law or for any act or omission in the performance of its duties to the Portfolio, except for willful misfeasance, bad faith or gross negligence in the performance of Forum Advisors' duties or by reason of reckless disregard of Forum Advisors' obligations and duties under the Investment Advisory Agreement. As of January 1, 1997, no fees had ever been paid by Linden to Forum Advisors.

MANAGER AND DISTRIBUTOR

MANAGEMENT SERVICES. Forum Financial Services, Inc. supervises the overall management of the Trust (which includes, among other responsibilities, negotiation of contracts and fees with, and monitoring of performance and billing of, the transfer agent and custodian and arranging for maintenance of books and records of the Trust), and provides the Trust with general office facilities pursuant to a Management Agreement with the Trust. The Management Agreement will remain in effect for a period of twelve months with respect to a Fund and thereafter is automatically renewed each year for an additional term of one year.

The Management Agreement terminates automatically if it is assigned and may be terminated without penalty with respect to any Fund by vote of that Fund's shareholders or by either party on not more than 60 days' written notice. The Management Agreement provides that Forum shall not be liable for any error of judgment or mistake of law or for any act or omission in the administration or management of the Trust, except for willful misfeasance, bad faith or gross negligence in the performance of Forum's duties or by reason of reckless disregard of its obligations and duties under the Management Agreement.

At the request of the Board, Forum provides persons satisfactory to the Board to serve as officers of the Trust. Similarly, at the request of the Core Trust Board, Forum provides persons satisfactory to the Core Trust Board to serve as officers of Core Trust. Those officers, as well as certain other employees and Trustees of the Trust and Core Trust, may be directors, officers or employees of Forum, the Adviser, Forum Advisors or their affiliates.

Table 2 in Appendix C shows the dollar amount of fees payable under the Management Agreement between Forum and the Trust with respect to each Fund.

Forum provides substantially similar services to each Portfolio pursuant to an Administration Agreement with Core Trust. The provisions of the Administration Agreement are substantially similar to those of the Trust's Management Agreement.

Table 2 of Appendix C shows the dollar amount of fees payable under the Administration Agreement between Forum and Core Trust with respect to each Portfolio.

DISTRIBUTION SERVICES. Forum is also the Trust's distributor and acts as the agent of the Trust in connection with the offering of shares of the Funds (and each class thereof) pursuant to a Distribution Agreement. With respect to each Fund, the Distribution Agreement will continue in effect for twelve months and will continue in effect thereafter only if its continuance is specifically approved at least annually by the Board or by vote of the shareholders entitled to vote thereon, and in either case, by a majority of the Trustees who (i) are not parties to the Distribution Agreement, (ii) are not interested persons of any such party or of the Trust and (iii) with respect to any class for which the Trust has adopted a distribution plan, have no direct or indirect financial interest in the operation of that distribution plan or in the Distribution Agreement, at a meeting called for the purpose of voting on the Distribution Agreement. All subscriptions for shares obtained by Forum are directed to the Trust for acceptance and are not binding on the Trust until accepted by it. Forum receives no compensation or reimbursement of expenses for the distribution services provided pursuant to the Distribution Agreement except as may be paid with respect to the Investor class pursuant to that class' distribution plan.

The Distribution Agreement provides that Forum shall not be liable for any error of judgment or mistake of law or in any event whatsoever, except for willful misfeasance, bad faith or gross negligence in the performance of Forum's duties or by reason of reckless disregard of its obligations and duties under the Distribution Agreement.

The Distribution Agreement is terminable with respect to a Fund without penalty by the Trust on 60 days' written notice when authorized either by vote of the Fund's shareholders or by a vote of a majority of the Board, or by Forum on 60 days' written notice, and will automatically terminate in the event of its assignment. With respect to any class that has adopted a distribution plan, the Distribution Agreement is also terminable upon similar notice by a majority of the Trustees who (i) are not interested persons of the Trust and (ii) have no direct or indirect financial interest in the operation of that distribution plan or in the Distribution Agreement ("Qualified Trustees"). The Distribution Agreement will automatically terminate in the event of its assignment.

Forum acts as sole placement agent for interests in the Portfolios and receives no compensation for those services from the Portfolios.

EXPENSES

The Trust has confirmed its obligation to pay all of its expenses, including: interest charges, taxes, brokerage fees and commissions; expenses of issue, repurchase and redemption of shares; premiums of insurance for the Trust, its Trustees and officers and fidelity bond premiums; applicable fees, interest charges and expenses of third parties, including the Trust's manager, investment adviser, investment subadviser, custodian, transfer agent and fund accountant; fees of pricing, interest, distribution, credit and other reporting services; costs of membership in trade associations; telecommunications expenses; funds transmission expenses; auditing, legal and compliance expenses; costs of forming the Trust and maintaining its existence; costs of preparing and printing the Trust's prospectuses, statements of additional information and shareholder reports and delivering them to existing shareholders; expenses of meetings of shareholders and proxy solicitations therefor; costs of maintaining books and accounts and preparing tax returns; costs of reproduction, stationery and supplies; fees and expenses of the Trust's Trustees; compensation of the Trust's officers and employees who are not employees of the Adviser, Forum or their respective affiliates and costs of other personnel (who may be employees of the Adviser, Forum or their respective affiliates) performing services for the Trust; costs of Trustee meetings; SEC registration fees and related expenses; and state or foreign securities laws registration fees and related expenses.

Fund expenses also include the fund's pro rata portion of expenses of its corresponding Portfolio.

The estimated total operating expenses for each class of shares of each Fund for the Trust's current fiscal year are as follows:

                           Treasury   Government
                          Cash Fund    Cash Fund   Cash Fund
                          ---------    ---------   ---------
Universal Shares             0.27%       0.19%       0.27%
Institutional Shares         0.45%       0.54%       0.54%
Investor Shares              0.83%       0.83%       0.83%

This information for the respective class is provided in the "Prospectus Summary" section of each prospectus.

INVESTOR CLASS DISTRIBUTION PLAN

In accordance with Rule 12b-1 under the 1940 Act, with respect to the Investor class of each Fund, the Trust adopted a distribution plan (the "Investor Class Plan") which provides for the payment to Forum of a Rule 12b-1 fee at the annual rate of 0.25% of the average daily net assets of the Investor class of each Fund as compensation for Forum's services as distributor.

The Investor Class Plan provides that all written agreements relating to that plan must be approved by the Board, including a majority of the Qualified Trustees. In addition, the Investor Class Plan (as well as the Distribution Agreement) requires the Trust and Forum to prepare and submit to the Board, at least quarterly, and the Board will review, written reports setting forth all amounts expended under the Investor Class Plan and identifying the activities for which those expenditures were made.

The Investor Class Plan provides that it will remain in effect for one year from the date of its adoption and thereafter shall continue in effect provided it is approved at least annually by the shareholders or by the Board, including a majority of the Qualified Trustees. The Investor Class Plan further provides that it may not be amended to increase materially the costs which may be borne by the Trust for distribution pursuant to the Investor Class Plan without shareholder approval and that other material amendments of the Investor Class Plan must be approved by the Qualified Trustees. The Investor Class Plan may be terminated at any time by the Board, by a majority of the Qualified Trustees, or by a Fund's Investor class shareholders.

Table 3 in Appendix C shows the dollar amount of fees payable under the Investor Class Plan with respect to each Fund.

TRANSFER AGENT

Forum Financial Corp. acts as transfer agent, distribution disbursing agent and fund accountant for the Trust pursuant to a Transfer Agency and Fund Accounting Agreement. The Transfer Agency and Fund Accounting Agreement is automatically renewed each year for an additional term of one year.

Among the responsibilities of the FFC as transfer agent for the Trust are, with respect to shareholders of record: (1) answering customer inquiries regarding account status and history, the manner in which purchases and redemptions of shares of the Funds may be effected and certain other matters pertaining to the Funds; (2) assisting shareholders in initiating and changing account designations and addresses; (3) providing necessary personnel and facilities to establish and maintain shareholder accounts and records, assisting in processing purchase and redemption transactions and receiving wired funds; (4) transmitting and receiving funds in connection with customer orders to purchase or redeem shares; (5) verifying shareholder signatures in connection with changes in the registration of shareholder accounts; (6) furnishing periodic statements and confirmations of purchases and redemptions; (7) arranging for the transmission of proxy statements, annual reports, prospectuses and other communications from the Trust to its shareholders; (8) arranging for the receipt, tabulation and transmission to the Trust of proxies executed by shareholders with respect to meetings of shareholders of the Trust; and (9) providing such other related services as the Trust or a shareholder may reasonably request.

FFC or any sub-transfer agent or processing agent may also act and receive compensation for acting as custodian, investment manager, nominee, agent or fiduciary for its customers or clients who are shareholders of the Funds with respect to assets invested in the Funds. FFC or any sub-transfer agent or other processing agent may elect to credit against the fees payable to it by its clients or customers all or a portion of any fee received from the Trust or from FFC with respect to assets of those customers or clients invested in the Funds. FFC, Forum or sub-transfer agents or processing agents retained by the FFC may be Participating Organizations and, in the case of sub-transfer agents or processing agents, may also be affiliated persons of FFC or Forum.

For its transfer agency services, FFC receives an annual fee from each Fund of 0.05% of each Fund's average daily net assets attributable to Universal Shares and 0.20% of each Fund's average daily net assets attributable to Institutional Shares and Investor Shares. Prior to September 1, 1995, the fee was 0.25% with respect to each class of shares. In addition, FFC receives a fee from each Fund of $6,000 per year for each class of shares above one for which there are shares outstanding plus an annual per shareholder account fee of $120 per Universal Shares shareholder and $24 per Institutional Shares and Investor Shares shareholder. Prior to September 1, 1995, the shareholder account fee was $18 per account.

FFC acts as interestholder recordkeeper for each Portfolio. FFC receives one fee from Core Trust with respect to both these interestholder recordkeeping services and portfolio accounting services, as described below under "Fund Accountant."

SHAREHOLDER SERVICE PLAN AND AGREEMENTS

The Trust has adopted a shareholder service plan ("Shareholder Service Plan") with respect to the Institutional class and the Investor class of each Fund which provides that Forum may obtain the services of financial institutions, including Imperial Trust Company (the Trust's custodian), to act as shareholder servicing agents for their customers invested in the those classes.

In adopting the Shareholder Service Plan, the Trustees considered among other things whether (i) the Shareholder Service Plan is in the best interests of the applicable classes and their respective shareholders, (ii) the services to be performed pursuant to the Shareholder Service Plan are required for the operation of the applicable classes, (iii) the service organizations can provide services at least equal, in nature and quality, to those provided by others, including the Trust, providing similar services, and (iv) the fees for such services are fair and reasonable in light of the usual and customary charges made by other entities, especially non-affiliated entities, for services of the same nature and quality.

The Shareholder Service Plan provides that all written agreements relating to that plan must be approved by the Board, including a majority of the Qualified Trustees. In addition, the Shareholder Service Plan (as well as the various shareholder service agreements) requires the Trust and Forum to prepare and submit to the Board, at least quarterly, and the Board will review written reports setting forth all amounts expended under the plan and identifying the activities for which those expenditures were made.

The Shareholder Service Plan provides that it will remain in effect for one year from the date of its adoption and thereafter shall continue in effect provided it is approved at least annually by the shareholders or by the Board, including a majority of the Qualified Trustees. The Shareholder Service Plan further provides material amendments of the plan must be approved by the Qualified Trustees. The Shareholder Service Plan may be terminated at any time by the Board or by a majority of the Qualified Trustees.

The Trust may enter into shareholder servicing agreements with various Shareholder Servicing Agents pursuant to which those agents, as agent for their customers, may agree among other things to: (i) answer shareholder inquiries regarding the manner in which purchases, exchanges and redemptions of shares of the Trust may be effected and other matters pertaining to the Trust's services;
(ii) provide necessary personnel and facilities to establish and maintain shareholder accounts and records; (iii) assist shareholders in arranging for processing purchase, exchange and redemption transactions; (iv) arrange for the wiring of funds; (v) guarantee shareholder signatures in connection with redemption orders and transfers and changes in shareholder-designated accounts; (vi) integrate periodic statements with other shareholder transactions; and (vii) provide such other related services as the shareholder may request.

As Participating Organizations, some Shareholder Servicing Agents also may impose certain conditions on their customers, subject to the terms of the Trust's Prospectus, in addition to or different from those imposed by the Trust, such as requiring a minimum initial investment or by charging their customers a direct fee for their services. Some Shareholder Servicing Agents may also act and receive compensation for acting as custodian, investment manager, nominee, agent or fiduciary for its customers or clients who are shareholders of the Funds with respect to assets invested in the Funds. These Shareholder Servicing Agents may elect to credit against the fees payable to it by its clients or customers all or a portion of any fee received from the Trust with respect to assets of those customers or clients invested in the Funds.

Table 4 in Appendix C shows the dollar amount of fees payable under the Shareholder Service Plan with respect to Institutional Shares and Investor Shares of each Fund.

FUND ACCOUNTANT

FFC performs portfolio accounting services for each Portfolio pursuant to a Fund Accounting Agreement with Core Trust.

Under its agreement, FFC prepares and maintains books and records of each Portfolio on behalf of Core Trust that are required to be maintained under the 1940 Act, calculates the net asset value per share of each Portfolio (and each investor therein) and distributions and prepares periodic reports to interestholders of the Portfolios and the SEC. For these services and its services as transfer agent of the Portfolios, FFC receives from Core Trust with respect to each Portfolio a fee of the lesser of 5 basis points or $48,000 plus, for each investor in a Portfolio above one (excluding Forum and its affiliates), $6,000 per year. In addition, FFC is paid an additional $12,000 per year with respect to Portfolios with more than 25% of their total assets invested in asset backed securities, that have more than 100 security positions or that have a monthly portfolio turnover rate of 10% or greater.

FFC is required to use its best judgment and efforts in rendering fund accounting services and is not be liable to Core Trust for any action or inaction in the absence of bad faith, willful misconduct or gross negligence. FFC is not responsible or liable for any failure or delay in performance of its fund accounting obligations arising out of or caused, directly or indirectly, by circumstances beyond its reasonable control and Core Trust has agreed to indemnify and hold harmless FFC, its employees, agents, officers and directors against and from any and all claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, counsel fees and other expenses of every nature and character arising out of or in any way related to FFC's actions taken or failures to act with respect to a Portfolio or based, if applicable, upon information, instructions or requests with respect to a Portfolio given or made to FFC by an officer of the Trust duly authorized. This indemnification does not apply to FFC's actions taken or failures to act in cases of FFC's own bad faith, willful misconduct or gross negligence.

The Trust has retained FFC as fund accountant to each Fund under arrangements and agreements substantially similar to the arrangements and agreements described above with respect to the Portfolios. No fee is payable for fund accounting services under the Trust's Transfer Agency and Fund Accounting Agreement as long as a Fund is invested in its corresponding Portfolio or a similar investment.

Prior to investing in the Portfolios, each Fund paid fund accounting fees directly. Table 5 in Appendix C shows the dollar amount of fees payable under the Trust's Transfer Agency and Fund Accounting Agreement with respect to each Fund.

6.   DETERMINATION OF NET ASSET VALUE

The Trust and each Portfolio does not determine net asset value on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving and Christmas.

Pursuant to the rules of the SEC, both the Board and the Core Trust Board have established procedures to stabilize each Fund's and each Portfolio's, as applicable, net asset value at $1.00 per share. These procedures include a review of the extent of any deviation of net asset value per share as a result of fluctuating interest rates, based on available market rates, from each Fund's and Portfolio's, as applicable, $1.00 amortized cost price per share. Should that deviation exceed 1/2 of 1%, the Board and the Core Trust Board, respectively, will consider whether any action should be initiated to eliminate or reduce material dilution or other unfair results to shareholders. Such action may include redemption of shares in kind, selling portfolio securities prior to maturity, reducing or withholding distributions and utilizing a net asset value per share as determined by using available market quotations.

In determining the approximate market value of portfolio investments, the Portfolios may employ outside organizations, which may use a matrix or formula method that takes into consideration market indices, matrices, yield curves and other specific adjustments. This may result in the securities being valued at a price different from the price that would have been determined had the matrix or formula method not been used. All cash, receivables and current payables are carried at their face value.

Each investor in a Portfolio including the Funds, may add to or reduce its investment in that Portfolio on each Fund Business day. The Portfolios maintain the same business days as do the Funds. As of the close of regular trading on any Fund Business Day, the value of a Fund's beneficial interest in a Portfolio is determined by multiplying the net asset value of the Portfolio by the percentage, effective for that day, which represents the Fund's share of the aggregate beneficial interests in the Portfolio. Any additions or reductions, which are to be effected as of the close of the Fund Business Day, are then effected. The Fund's percentage of the aggregate beneficial interests in the Portfolio are then recomputed as the percentage equal to the fraction (i) the numerator of which is the value of the Fund's investment in the Portfolio as of the close of the Fund Business Day plus or minus, as the case may be, the amount of net additions to or reductions from the Fund's investment in the Portfolio effected as of that time, and (ii) the denominator of which is the aggregate net asset value of the Portfolio as of the close of the Fund Business Day plus or minus, as the case may be, the amount of net additions to or reductions from the aggregate investments in the Portfolio by all investors in the Portfolio. The percentage determined is then applied to determine the value of the Fund's interest in the Portfolio as of the close of the next Fund Business Day.

7.   PORTFOLIO TRANSACTIONS

Purchases and sales of portfolio securities for each Portfolio usually are principal transactions. Portfolio securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. Purchases from underwriters of portfolio securities include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers include the spread between the bid and asked price. There usually are no brokerage commissions paid for any purchases. Since each Fund's inception, no brokerage fees were paid by any Fund (during those periods the Funds invested directly in securities), nor any Portfolio. While Core Trust does not anticipate that the Portfolios will pay any amounts of commission, in the event a Portfolio pays brokerage commissions or other transaction-related compensation, the payments may be made to broker-dealers who pay expenses of the Portfolio that it would otherwise be obligated to pay itself. Any transaction for which a Portfolio pays transaction-related compensation will be effected at the best price and execution available, taking into account the amount of any payments made on behalf of the Portfolio by the broker-dealer effecting the transaction.

Allocations of transactions to dealers and the frequency of transactions are determined for each Portfolio by the Adviser in its best judgment and in a manner deemed to be in the best interest of shareholders of that Portfolio rather than by any formula. The primary consideration is prompt execution of orders in an effective manner and at the most favorable price available to the Portfolio.

Investment decisions for the Portfolios will be made independently from those for any other account or investment company that is or may in the future become managed by the Adviser, Forum Advisors or their respective affiliates. If, however, a Portfolio and other investment companies or accounts managed by the Adviser or Forum Advisors are contemporaneously engaged in the purchase or sale of the same security, the transactions may be averaged as to price and allocated equitably to each account. In some cases, this policy might adversely affect the price paid or received by a Portfolio or the size of the position obtainable for the Portfolio. In addition, when purchases or sales of the same security for a Portfolio and for other investment companies managed by the Adviser or Forum Advisors occur contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantages available to large denomination purchases or sales.

8.   ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

Shares of each Fund are sold on a continuous basis by the distributor without any sales charge. Shareholders may effect purchases or redemptions or request any shareholder privilege in person at the offices of the Transfer Agent, which are located at Two Portland Square, Portland, Maine 04101.

Investors who are not shareholders of record may nonetheless have the right to vote shares depending upon their arrangement with the financial institution that holds their shares.

Certain Participating Organizations (as defined in the Prospectus) may enter purchase orders with payment to follow.

BANKING LAW INFORMATION

Banking laws and regulations generally permit a bank or bank affiliate to purchase shares of an investment company as agent for and upon the order of a customer and permit a bank or bank affiliate to serve as a Participating Organization or perform sub-transfer agent or similar services for the Trust and its shareholders. If a bank or bank affiliate were prohibited from performing all or a part of the foregoing services, its shareholder customers would be permitted to remain shareholders of the Trust and alternative means for continuing to service them would be sought.

REDEMPTION-IN-KIND

Redemptions may be made wholly or partially in portfolio securities if the Board determines that payment in cash would be detrimental to the best interests of the Fund. The Trust has filed an election with the SEC pursuant to which a Fund will only consider effecting a redemption in portfolio securities if the particular shareholder is redeeming more than $250,000 or 1% of the Fund's net asset value, whichever is less, during any 90-day period. Core Trust has filed a similar election.

ADDITIONAL REDEMPTION MATTERS

Due to the cost to the Trust of maintaining smaller accounts, the Trust reserves the right to redeem, upon not less than 60 days' written notice, all shares in any account with an aggregate net asset value of less $100,000 with respect to Institutional Shares and Universal Shares, and $1,000 with respect to Investor Shares. The Trust will not redeem accounts that fall below these amount solely as a result of a reduction in net asset value.

In addition to the situations described in the Prospectus under "Purchases and Redemptions of Shares," the Trust may redeem shares involuntarily to reimburse a Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or to collect any charge relating to transactions effected for the benefit of a shareholder which is applicable to a Fund's shares as provided in the Prospectus from time to time.

Redemption proceeds will not be paid unless any check (including a certified or cashier's check) used for investment has been cleared by the shareholder's bank, which may take up to 15 calendar days.

EXCHANGE PRIVILEGE

The exchange privilege permits shareholders of each class of the Funds to exchange their shares for shares of the same class of any other Fund of the Trust or shares of certain other portfolios of investment companies which retain Forum or its affiliates as investment adviser or distributor and which participate in the Trust's exchange privilege program ("Participating Fund"). Exchange transactions will be made on the basis of relative net asset value per share at the time of the exchange transaction. Exchanges are subject to the fees charged by, and the restrictions listed in the Prospectus for, the Participating Fund into which a shareholder is exchanging, including minimum investment requirements. For Federal tax purposes, exchange transactions are treated as sales on which a purchaser will realize a capital gain or loss depending on whether the value of the shares redeemed is more or less than his basis in such shares at the time of the transaction.

By use of the exchange privilege, the shareholder authorizes the Transfer Agent to act upon the instruction of any person representing himself either to be, or to have the authority to act on behalf of, the investor and is believed by the Transfer Agent to be genuine. The records of the Transfer Agent of such instructions are binding. Proceeds of an exchange transaction may be invested only in another Participating Fund account for which the share registration is the same as the account from which the exchange is made.

If a shareholder exchanges into a Participating Fund that imposes a sales charge, that shareholder is required to pay the difference between that fund's sales charge and any sales charge the shareholder has previously paid in connection with the shares being exchanged.

The terms of the exchange privilege are subject to change, and the privilege may be terminated by any of the Participating Funds or the Trust. However the privilege will not be terminated, and no material change that restricts the availability of the privilege to shareholders will be implemented, without 60 days' notice to shareholders, to the extent required by applicable regulation.

CHECK WRITING

Because of the difficulty of determining in advance the exact value of a shareholder's Fund account, a shareholder may not use a redemption draft ("check") to close a Fund account. There are currently no charges for the check writing privilege, but a shareholder's Fund account will be charged a fee for stopping payment of a check upon a Shareholder's request or if a check cannot be honored because of insufficient funds or other valid reasons. All drafts are payable through Imperial Bank, an affiliate of the Funds' custodian and the checkwritng privilege is subject to such rules as Imperial Bank may from time to time adopt.

9.   TAXATION

Qualification as a regulated investment company under the Internal Revenue Code of 1986, as amended, does not, of course, involve governmental supervision of management or investment practices or policies. The information set forth in the Prospectus and the following discussion relate solely to Federal income taxes on distributions and other distributions by the Funds and assumes that each Fund qualifies for treatment as a regulated investment company. Investors should consult their own counsel for further details and for the application of Federal, state and local tax laws to the investor's particular situation.

In order to continue to qualify for treatment as a regulated investment company under the Internal Revenue Code, each Fund must distribute to its shareholders for each taxable year at least 90% of its net investment income and must meet several additional requirements. Among these requirements are the following:
(1) each Fund must derive at least 90% of its gross income each taxable year from distributions, interest, payments with respect to securities loans, gains from the sale or other disposition of securities and certain other income; (2) each Fund must derive less than 30% of its gross income each taxable year from the sale or other disposition of securities held for less than three months; (3) subject to certain exceptions, at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government Securities and other securities, with these other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets; and (4) subject to certain exceptions, at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. Government Securities) of any one issuer.

Each Fund expects to derive substantially all of its gross income (exclusive of capital gains) from sources other than dividends. Accordingly, it is expected that none of the Funds' distributions will qualify for the dividends-received deduction for corporations.

Distributions declared by a Fund in October, November, or December of any year and payable to shareholders of record on a date in such a month will be deemed to have been paid by the Fund and received by the shareholders on December 31 of the year declared if paid by the Fund during the following January.

10.  OTHER INFORMATION

CUSTODIAN

Pursuant to a Custodian Contract with Core Trust, Imperial Trust Company, 201 North Figueroa Street, Suite 610, Los Angeles, California 90012, a subsidiary of Imperial Bank, acts as the custodian of each Portfolio's assets. The custodian's responsibilities include safeguarding and controlling the Portfolios cash and securities and determining income payable on and collecting interest on Portfolio investments. Core Trust pays the custodian a fee at an annual rate of 0.025% of each Portfolio's average daily net assets.

AUDITORS

KPMG Peat Marwick LLP, 99 High Street, Boston, Massachusetts 02110, independent auditors, acts as auditors for the Trust and as auditors for the Portfolios.

THE TRUST AND ITS SHAREHOLDERS

The Trust is a business trust organized under Delaware law. Delaware law provides that shareholders shall be entitled to the same limitations of personal liability extended to stockholders of private corporations for profit. The securities regulators of some states, however, have indicated that they and the courts in their state may decline to apply Delaware law on this point.

The Trust Instrument contains an express disclaimer of shareholder liability for the debts, liabilities, obligations, and expenses of the Trust and requires that a disclaimer be given in each contract entered into or executed by the Trust or the Trustees. The Trust Instrument provides for indemnification out of each series' property of any shareholder or former shareholder held personally liable for the obligations of the series. The Trust Instrument also provides that each series shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the series and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which Delaware law does not apply, no contractual limitation of liability was in effect and the portfolio is unable to meet its obligations. Forum believes that, in view of the above, there is no risk of personal liability to shareholders.

The Trust Instrument further provides that the Trustees shall not be liable to any person other than the Trust or its shareholders; moreover, the Trustees shall not be liable for any conduct whatsoever, provided that a Trustee is not protected against any liability to which he would otherwise by subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

The Board is required to call a meeting of shareholders for the purpose of voting upon the removal of any trustee when so requested in writing by the shareholders of record holding at least 10% of the Trust's outstanding shares.

Each series capital consists of shares of beneficial interest. Shares are fully paid and nonassessable, except as set forth above with respect to Trustee and shareholder liability. Shareholders representing 10% or more of the Trust or a series may, as set forth in the Trust Instrument, call meetings of the Trust or series for any purpose related to the Trust or series, as the case may be, including, in the case of a meeting of the entire Trust, the purpose of voting on removal of one or more Trustees. The Trust or any series may be terminated upon the sale of its assets to, or merger with, another open-end management investment company or series thereof, or upon liquidation and distribution of its assets. Generally such terminations must be approved by the vote of the holders of a majority of the outstanding shares of the Trust or the series; however, the Trustees may, without prior shareholder approval, change the form of organization of the Trust by merger, consolidation or incorporation. If not so terminated or reorganized, the Trust and its series will continue indefinitely. Under the Trust Instrument, the Trustees may, without shareholder vote, cause the Trust to merge or consolidate into one or more trusts, partnerships or corporations or cause the Trust to merge or consolidate into one or more trusts, partnerships or corporations or cause the Trust to be incorporated under Delaware law, so long as the surviving entity is an open-end management investment company that will succeed to or assume the Trust's registration statement.

SHAREHOLDINGS

As of November 22, 1996, the officers and trustees of the Trust as a group owned less than 1% of the outstanding shares of each Fund.

Table 6 to Appendix C lists the persons who owned of record 5% or more of the outstanding shares of a class of shares of a Fund as of November 22, 1996.

MASTER FEEDER ARRANGEMENT

The Board may withdraw a Fund's assets from a Portfolio if it determines that to be in the best interests of the Fund. The inability of a Fund that withdrew its assets from its corresponding Portfolio to find a suitable investment adviser, in the event the Board decided not to permit the Adviser to manage the Fund's assets pursuant to an agreement substantially similar to the Adviser's current investment advisory agreement with the Portfolios could have a significant impact on shareholders of the Fund. Each investor in a Portfolio, including the Funds, may be deemed to be liable for all obligations of the Portfolio, but not any other portfolio of Core Trust. The risk to an investor in the Portfolio of incurring financial loss on account of such liability, however, would be limited to circumstances in which the Portfolio was unable to meet its obligations.

11.  FINANCIAL STATEMENTS

The Statements of Assets and Liabilities, Statements of Operations, Statements of Changes in Net Assets, notes thereto and Financial Highlights of the Funds for the fiscal year ended August 31, 1996 and the Independent Auditors' Report thereon (included in the Annual Report to Shareholders), which are delivered along with this SAI, are incorporated herein by reference. Also incorporated by reference into this SAI are the Schedules of Investments, Statements of Assets and Liabilities, Statements of Operations, Statements of Changes in Net Assets, and notes thereto, of the Portfolios for the fiscal year ended August 31, 1996 and the Independent Auditors' Report thereon (included in the Annual Report to Shareholders).

             APPENDIX A - DESCRIPTION OF CERTAIN SECURITIES RATINGS


1.   CORPORATE BONDS

MOODY'S INVESTORS SERVICE, INC. ("MOODY'S")

Bonds which are rated Aaa are judged by Moody's to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Note: Moody's applies numerical modifiers, 1, 2 and 3 in its generic ratings of Aa and A. The modifier 1 indicates that the company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the company ranks in the lower end of its generic rating category.

STANDARD & POOR'S CORPORATION ("S&P")

Bonds rated AAA have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt rated in higher rated categories.

Note: The ratings for AA and A may be modified by the addition of a plus (+) or minus (-) sign to show the relative standing within the rating category.

FITCH INVESTORS SERVICE, INC. ("FITCH")

AAA Bonds are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA Bonds are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, shorter-term debt of these issuers is generally rated F-1+.

A Bonds are considered to be investment grade of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

Plus and minus signs are used with a rating symbol to indicate the relative level of credit quality within the rating category. Plus and minus signs, however, are not used in the AAA category.

2.   COMMERCIAL PAPER

MOODY'S INVESTORS SERVICE, INC.

Moody's two highest ratings for short-term debt, including commercial paper, are Prime-1 and Prime-2; both are judged investment grade, to indicate the relative repayment ability of rated issuers.

Issuers (or supporting institutions) rated Prime-1 have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

-    Leading market positions in well-established industries.
-    High rates of return on funds employed.
- Conservative capitalization structure with moderate reliance on debt and ample asset protection.
- Broad margins in earnings, coverage of fixed financial charges and high internal cash generation.
- Well-established access to a range of financial markets and assured sources of alternate liquidity.

Issuers rated Prime-2 by Moody's have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics of issuers rated Prime-1 but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

STANDARD & POOR'S CORPORATION

S&P's two highest commercial paper ratings are A and B. Issues in this category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety. An A-1 designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation. The capacity for timely payment on issues with an A-2 designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1. A-3 issues have an adequate capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations. Issues rated B are regarded as having only a speculative capacity for timely payment.

FITCH INVESTORS SERVICE, INC.

Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

F-1+. Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1. Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

F-2. Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ or F-1 ratings.

                          APPENDIX B - PERFORMANCE DATA

For the seven day period ended August 31, 1996, the annualized yields of each of the classes of the Funds that were then operating were as follows:

                               Current Yield    Effective Yield
                               -------------    ---------------

Treasury Cash Fund
     Institutional Shares          4.77%            4.88%
     Investor Shares               4.39%            4.49%

Government Cash Fund
     Institutional Shares          4.94%            5.06%
     Investor Shares (1)           4.62%            4.72%
     Universal Shares              5.27%            5.41%

Cash Fund
     Institutional Shares          4.88%            5.00%
     Investor Shares               4.62%            4.73%
     Universal Shares              5.18%            5.31%

Note 1. As of January 1, 1997, there were no outstanding Investor Shares of Government Cash Fund.

                       APPENDIX C - MISCELLANEOUS TABLES


TABLE 1 - INVESTMENT ADVISORY FEES

Prior to September 1, 1995, the Funds paid advisory fees directly to the Adviser.

For the fiscal year ended August 31, 1996, the fees paid under the Investment Advisory Agreement with respect to each Fund were:

Treasury Cash Fund         $ 12,930
Government Cash Fund       $156,552
Cash Fund                  $ 38,083

For the fiscal year ended August 31, 1995, the fees paid under the Investment Advisory Agreement with respect to each Fund were:

Treasury Cash Fund          $ 9,149
Government Cash Fund        $91,590
Cash Fund                   $37,794

For the fiscal year ended August 31, 1994, the fees paid under the Investment Advisory Agreement with respect to each Fund were:

Treasury Cash Fund          $18,580
Government Cash Fund        $99,163
Cash Fund                   $35,592


TABLE 2 - MANAGEMENT AND ADMINISTRATION FEES

For the fiscal year ended August 31, 1996, the fees payable by the Funds under the Management Agreement and the Portfolios under the Administration Agreement were:

                         Accrued Fee   Fee Waived    Fee Paid
                         -----------   ----------    --------
Treasury Cash Fund/
Treasury Cash Portfolio
  Management Fee            $19,198     $ 9,307        $9,891
  Administration Fee        $19,202     $17,696        $1,506

Government Cash Fund/
Government Cash Portfolio
  Management Fee           $230,547    $104,558      $125,989
  Administration Fee       $230,634    $      0      $230,634

Cash Fund/
Cash Portfolio
  Management Fee            $56,125      $3,719       $52,406
  Administration Fee        $56,113     $12,698       $43,415

For the fiscal year ended August 31, 1995, the fees payable by the Funds under the Management Agreement were:

                      Accrued Fee     Fee Waived      Fee Paid
                      -----------     ----------      --------
Treasury Cash Fund        $21,691        $10,845       $10,846
Government Cash Fund     $189,955        $81,307      $108,648
Cash Fund                 $89,392        $44,661       $44,731

For the fiscal year ended August 31, 1994, the fees payable by the Funds under the Management Agreement were:

                      Accrued Fee     Fee Waived      Fee Paid
                      -----------     ----------      --------
Treasury Cash Fund        $45,758        $22,879       $22,879
Government Cash Fund     $205,856        $83,578      $122,278
Cash Fund                 $87,380        $43,645       $43,735

TABLE 3 - INVESTOR CLASS DISTRIBUTION FEES

For the fiscal year ended August 31, 1996, the fees payable under the Investor Class Plan were as follows. All distribution fees were paid by Forum to dealers or other persons for their distribution services.

                      Accrued Fee     Fee Waived      Fee Paid
                      -----------     ----------      --------
Treasury Cash Fund         $5,089             $3        $5,086
Government Cash Fund         $340             $8          $332
Cash Fund                 $37,340            $36       $37,304

For the fiscal year ended August 31, 1995, no Investor Shares of Treasury Cash Fund or Government Cash Fund were outstanding and, accordingly, no fees were payable under the Investor Class Plan with respect to Investor Shares of those Funds. For the fiscal year ended August 31, 1995, the fees payable under the Investor Class Plan with respect to Cash Fund were as follows. All distribution fees were paid by Forum to dealers or other persons for their distribution services.

                      Accrued Fee     Fee Waived      Fee Paid
                      -----------     ----------      --------
Treasury Cash Fund            n/a            n/a           n/a
Government Cash Fund          n/a            n/a           n/a
Cash Fund                    $684             $0          $684

For the fiscal year ended August 31, 1994, no Investor Shares were outstanding and, accordingly, no fees were payable under the Investor Class Plan.

TABLE 4 - SHAREHOLDER SERVICE FEES

INSTITUTIONAL SHARES

For the fiscal year ended August 31, 1996, the fees paid to Forum under the Shareholder Service Plan with respect to Institutional Shares were as follows. All fees paid to Forum were paid to shareholder servicing agents.

                      Accrued Fee     Fee Waived      Fee Paid
                      -----------     ----------      --------
Treasury Cash Fund        $54,540        $24,768       $29,772
Government Cash Fund     $378,006             $0      $378,006
Cash Fund                $136,336        $14,708      $121,628

For the fiscal year ended August 31, 1995, the fees paid to Forum under the Shareholder Service Plan with respect to Institutional Shares were as follows. All fees paid to Forum were paid to shareholder servicing agents.

                      Accrued Fee     Fee Waived      Fee Paid
                      -----------     ----------      --------
Treasury Cash Fund        $32,537        $18,345       $14,192
Government Cash Fund     $240,423        $33,785      $206,638
Cash Fund                 $99,091        $15,852       $83,239

For the fiscal year ended August 31, 1994, the fees paid to Forum under the Shareholder Service Plan with respect to Institutional Shares were as follows. All fees paid to Forum were paid to shareholder servicing agents.

                      Accrued Fee     Fee Waived      Fee Paid
                      -----------     ----------      --------
Treasury Cash Fund        $68,638        $33,571       $35,067
Government Cash Fund      $67,673        $23,374       $44,299
Cash Fund                 $60,434        $10,727       $49,707

INVESTOR SHARES

For the fiscal year ended August 31, 1996, the fees paid to Forum under the Shareholder Service Plan with respect to Investor Shares were:

                      Accrued Fee     Fee Waived      Fee Paid
                      -----------     ----------      --------
Treasury Cash Fund         $3,053           $510        $2,543
Government Cash Fund         $204             $5          $199
Cash Fund                 $22,404         $3,752       $18,652

For the fiscal year ended August 31, 1995, no Investor Shares of Treasury Cash Fund or Government Cash Fund were outstanding and, accordingly, no fees were payable under the Shareholder Service Plan with respect to Investor Shares of those Funds. Fees paid to Forum under the Shareholder Service Plan with respect to Investor Shares of Cash Fund were:

                      Accrued Fee     Fee Waived      Fee Paid
                      -----------     ----------      --------
Treasury Cash Fund            n/a            n/a           n/a
Government Cash Fund          n/a            n/a           n/a
Cash Fund                    $342             $0          $342

For the fiscal year ended August 31, 1994, no Investor Shares were outstanding and, accordingly, no fees were payable under the Shareholder Service Plan with respect to Investor Shares.

TABLE 5 - FUND ACCOUNTING FEES

Prior to September 1, 1995, each Fund paid fund accounting fees directly.

For the fiscal year ended August 31, 1996, the fees payable by the Portfolios under the Fund Accounting Agreement were:

                      Accrued Fee     Fee Waived      Fee Paid
                      -----------     ----------      --------
Treasury Cash Fund        $28,518         $2,259       $26,259
Government Cash Fund      $42,000             $0       $42,000
Cash Fund                 $42,000         $2,259       $39,741

For the fiscal year ended August 31, 1995, the fees payable by the Funds under the Transfer Agency and Fund Accounting Agreement for fund accounting services were:

                      Accrued Fee     Fee Waived      Fee Paid
                      -----------     ----------      --------
Treasury Cash Fund        $36,000             $0       $36,000
Government Cash Fund      $43,000             $0       $43,000
Cash Fund                 $43,250             $0       $43,250

For the fiscal year ended August 31, 1994, the fees payable by the Funds under the Transfer Agency and Fund Accounting Agreement for fund accounting services were:

                      Accrued Fee     Fee Waived      Fee Paid
                      -----------     ----------      --------
Treasury Cash Fund        $36,000             $0       $36,000
Government Cash Fund      $50,000             $0       $50,000
Cash Fund                 $49,000             $0       $49,000

TABLE 6 - 5% SHAREHOLDERS

As of November 22, 1996, the shareholders listed below owned of record 5% or more of the outstanding shares of each class of shares of the Trust. Shareholders beneficially owning 25% or more of the shares of a Fund or of the Trust as a whole may be deemed to be controlling persons. By reason of their substantial holdings of shares, these persons may be able to require the Trust to hold a shareholder meeting to vote on certain issues and may be able to determine the outcome of any shareholder vote. As noted, certain of these shareholders are known to the Trust to hold their shares of record only and have no beneficial interest, including the right to vote, in the shares.

As a percentage of all shares of the Trust outstanding, Imperial Bancorp and its affiliates held 38.06% of the shares, and Imperial Trust Company held of record for the benefit of its various customers 16.29% of the shares.


                                                                           Percentage of
  Treasury Cash Fund                                      Percentage of      Shares of
  Institutional Shares Shareholders                        Shares Owned     Fund Owned
  ---------------------------------                       -------------    -------------
  Imperial Trust Company (recordholder), Los Angeles, CA      57.87%           53.05%
  Sullivan Kelley & Associates, Inc., Pasadena, CA            35.45%           32.50%

                                                                           Percentage of
  Treasury Cash Fund                                      Percentage of      Shares of
  Investor Shares Shareholders                            Shares Owned      Fund Owned
  ---------------------------------                       -------------    -------------
  Imperial Bank, Inglewood, CA                                53.36%             --
  Aberdeen Management Co. (recordholder), Burbank, CA         11.71%             --
  The Meadows of Terra Linda HOA, San Rafael, CA               8.18%             --
  Homeowners Management, Co. (recordholder), Pleasant
  Hill, CA                                                     6.55%             --
  Museum Parc Res. Condo. HOA, San Francisco, CA               6.46%             --

                                     -31-

                                                                           Percentage of
  Government Cash Fund                                   Percentage of       Shares of
  Universal Shares Shareholders                           Shares Owned      Fund Owned
  ---------------------------------                      -------------     -------------
  Imperial Bank, Inglewood, CA                                38.07%           21.95%
  Imperial Credit Mortgage Holdings, Santa Ana, Heights, CA   14.17%            8.17%
  Imperial Credit Industries, Inc., Santa Ana, Heights, CA    10.44%            6.02%
  Imperial Bancorp., Inglewood, CA                             7.22%             --
  Superior Bank FSB, Oakbrook Terrace, IL                      5.37%             --

                                                                           Percentage of
  Government Cash Fund                                   Percentage of       Shares of
  Institutional Shares Shareholders                       Shares Owned      Fund Owned
  ---------------------------------                      -------------     -------------
  Imperial Trust Company (record holder), Los Angeles, CA     20.81%            8.11%
  Phoenix Pictures, Inc., Culver City, CA                      9.06%             --
  Megabios Corporation, Burlingame, CA                         5.28%             --

                                                                           Percentage of
  Cash Fund                                              Percentage of       Shares of
  Universal Shares Shareholders                           Shares Owned      Fund Owned
  ---------------------------------                      -------------     -------------
  Imperial Bank, Inglewood, CA                                  100%             --

                                                                           Percentage of
  Cash Fund                                              Percentage of       Shares of
  Institutional Shares Shareholders                       Shares Owned      Fund Owned
  ---------------------------------                      -------------     -------------
  Imperial Trust Company (record holder), Los Angeles, CA     61.26%           40.01%
  Tegal Corporation, Petaluma, CA                             28.37%           18.53%

                                                                           Percentage of
  Cash Fund                                              Percentage of       Shares of
  Investor Shares Shareholders                            Shares Owned      Fund Owned
  ---------------------------------                      -------------     -------------
  Imperial Bank, Inglewood, CA                                99.44%           31.64%

                                       PART C
                                 OTHER INFORMATION


ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS.

(a)  FINANCIAL STATEMENTS.

     Included in each Prospectus:

          Financial Highlights.

     Incorporated by Reference into the Statement of Additional Information:


          Statements of Assets and Liabilities as of August 31, 1996, Statements of Operations for the year ended August 31, 1996, Statements of Changes in Net Assets for the years ended August 31, 1995 and 1996, notes to the financial statements; and the Independent Auditors' Report thereon, were filed with the Securities and Exchange Commission on November 8, 1996 pursuant to Rule 30b2-1 under the Investment Company Act of 1940, as amended, and incorporated herein by reference.


(b)  EXHIBITS.

     (1)  Copy of Trust Instrument (See Note A).

     (2)  Copy of Bylaws (See Note A).

     (3)  None.

     (4)  Form of Certificate for Shares (See Note C).

     (5)  Not applicable.

     (6) Form of Distribution Agreement to be between the Registrant and Forum Financial Services, Inc. (See Note B).

     (7)  None.

     (8) Form of Custodian Agreement to be between the Registrant and Imperial Trust Company (See Note C).


     (9) (a) Form of Management Agreement to be between the Registrant and Forum Financial Services, Inc. (See Note B).

          (b) Copy of Transfer Agency and Fund Accounting Agreement between the Registrant and Forum Financial Corp. (See Note E).

          (c) Copy of Shareholder Service Plan between the Registrant and Forum Financial Services, Inc. (See Note F).

     (10) Opinion of Kirkpatrick & Lockhart LLP (See Note C).

     (11) Consent of KPMG Peat Marwick LLP (Filed herewith).

     (12) None.

     (13) Investment Representation letter (See Note C).

     (14) None.

     (15) Copy of Rule 12b-1 Plan of the Registrant (See Note E).

     (16) Schedule for Computation of Performance (See Note D).

     (17) Financial Data Schedule (Filed herewith).

     (18) Copy of Rule 18f-3 Plan of Registrant (See Note F).

     Other Exhibits:

          (A) Power of Attorney, Maurice J. DeWald, Trustee of the Registrant (See Note C).

          (B)  Previously filed but no longer applicable to the Registrant.

          (C) Power of Attorney, Jack J. Singer, Trustee of the Registrant (See Note C).

          (D)  Previously filed but no longer applicable to the Registrant.

          (E) Power of Attorney, John Y. Keffer, Trustee of the Registrant (See Note C).

          (F) Powers of Attorney, John Y. Keffer, James C. Cheng and J. Michael Parish (See Note F).

          (G)  Powers of Attorney, Costas Azariadis (See Note F).

          (H) Power of Attorney, Rudolfph I. Estrada, Trustee of the Registrant (See Note G).

          (I) Power of Attorney, Robert M. Franko, Trustee of the Registrant (See Note G).


Note A: Filed as an exhibit to the Registrant's Registration Statement on Form N-1A, file number 33-49570 ("Registration Statement"), on July 10, 1992, and incorporated herein by reference.

Note B: Filed as an exhibit to Pre-Effective Amendment No. 1 to the Registration Statement on September 9, 1992, and incorporated herein by reference.

Note C: Filed as an exhibit to Pre-Effective Amendment No. 2 to the Registration Statement on October 23, 1992, and incorporated herein by reference.

Note D: Filed as an exhibit to Post-Effective Amendment No. 1 to the Registration Statement on May 3, 1993, and incorporated herein by reference.

Note E: Filed as an exhibit to Post-Effective Amendment No. 4 to the Registration Statement on January 25, 1994, and incorporated herein by reference.


Note F: Filed as an exhibit to Post-Effective Amendment No. 9 to the Registration Statement on November 1, 1995, and incorporated herein by reference.

Note G: Filed as an exhibit to Post-Effective Amendment No. 10 to the Registration Statement on May 13, 1996, and incorporated herein by reference.


ITEM 25.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

     Due to the ownership interest of Cash Fund, Government Cash Fund and Treasury Cash Fund of Cash Portfolio, Government Cash Portfolio and Treasury Cash Portfolio of Core Trust (Delaware), the Funds may be deemed to control those portfolios.

ITEM 26.  NUMBER OF HOLDERS OF SECURITIES AS OF NOVEMBER 22, 1996.

     Title of Class of Shares
     of Beneficial Interest                    Number of Holders
     ----------------------                    -----------------

     Cash Fund
          Universal Class                              1
          Institutional Class                         19
          Investor Class                               7
     Government Cash Fund
          Universal Class                             31
          Institutional Class                        139
          Investor Class                               0

     Treasury Cash Fund
          Universal Class                             0
          Institutional Class                        13
          Investor Class                             12


ITEM 27.  INDEMNIFICATION.

The Registrant's response to Item 27 of Post-Effective Amendment No. 4 to Registration Statement on Form N-1A filed on January 15, 1994 (file number 33-49570) is incorporated herein by reference.

ITEM 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISERS.

FORUM ADVISORS, INC.

The description of Forum Advisors, Inc. under the captions "Management" and "Management - Investment Subadviser" in the Prospectus and Statement of Additional Information, constituting certain of Parts A and B, respectively, of this Registration Statement, are incorporated by reference herein.

The following are the director and principal executive officers of Forum Advisors, Inc., Two Portland Square, Portland, Maine 04101, including their business connections which are of a substantial nature.

     John Y. Keffer, Director, President and Secretary.

          Chairman and President of the Registrant; President and Secretary of Forum Financial Services, Inc. and of Forum Financial Corp. Mr. Keffer is a director and/or officer of various registered investment companies for which Forum Financial Services, Inc. serves as manager, administrator and/or distributor.

     David R. Keffer, Vice President and Treasurer.

          Vice President, Assistant Secretary and Assistant Treasurer of the Registrant; Vice President and Treasurer of Forum Financial Services, Inc. and of Forum Financial Corp. Mr. Keffer formerly was an officer of various registered investment companies for which Forum Financial Services, Inc. serves as manager, administrator and/or distributor.

LINDEN ASSET MANAGEMENT, INC.

The description of Linden Asset Management, Inc. under the caption "Management" and "Management - Investment Adviser" in the Prospectus and Statement of Additional Information, constituting certain of Parts A and B, respectively, of this Registration Statement, are incorporated by reference herein.

The following is the director and principal executive officer of Linden Asset Management, Inc. including their business connections which are of a substantial nature. The address of Linden Asset Management, Inc. is 812 North Linden Drive, Beverly Hills, California 90210.

     Anthony R. Fischer, Jr., Director, President and Secretary.

          President and Secretary of Linden Asset Management, Inc. since its incorporation. Since September 1989, Mr. Fischer has managed his own personal investments and performed independent research. Prior thereto, he was Senior Vice President and Treasurer of United California Savings Bank, Santa Ana, California.

ITEM 29.  PRINCIPAL UNDERWRITERS.


(a) Forum Financial Services, Inc., the Registrant's underwriter, serves as underwriter to Norwest Advantage Funds, Norwest Select Funds, Stone Bridge Funds, Inc., Forum Funds, Sound Shore Fund, Inc., The Cutler Trust, Trans Adviser Funds, Inc., The CRM Funds and Hawthorne Investment Trust.

(b) John Y. Keffer, President and Secretary of Forum Financial Services, Inc., is the Chairman and President of Registrant. His business addresses is Two Portland Square, Portland, Maine 04101.


(c)  Not Applicable.

ITEM 30.  LOCATION OF BOOKS AND RECORDS.

The majority of the accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder are maintained at the offices of Forum Financial Services, Inc., Two Portland Square, Portland, Maine 04101, and Forum Financial Corp., Two Portland Square, Portland, Maine 04101. The records required to be maintained under Rule 31a-1(b)(1) with respect to journals of receipts and deliveries of securities and receipts and disbursements of cash are maintained at the offices of the Registrant's custodian, as listed under "Custodian" in Part B to this Registration Statement. The records required to be maintained under Rule 31a-1(b)(5), (6) and (9) are maintained at the offices of the Registrant's adviser or subadviser, as listed in Item 28 hereof.

ITEM 31.  MANAGEMENT SERVICES.

     Not Applicable.

ITEM 32.  UNDERTAKINGS.

     Registrant undertakes to:

     (i) contain in its Trust Instrument or Bylaws provisions for assisting shareholder communications and for the removal of trustees substantially similar to those provided for in Section 16(c) of the Investment Company Act of 1940, except to the extent such provisions are mandatory or prohibited under applicable Delaware law.

                                   SIGNATURES

Pursuant to the requirements of and the Securities Act of 1933 and the Investment Company Act of 1940, Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Portland and State of Maine on the 30th day of December, 1996.

                                 MONARCH FUNDS


                                   By: /s/ John Y. Keffer
                                       --------------------------
                                       John Y. Keffer
                                       President

Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registration Statement has been signed below by the following persons on the 30th day of December, 1996.

          Signatures                       Title
          ----------                       -----

(a)  Principal Executive Officer

     /s/ John Y. Keffer                 Chairman, President
     ----------------------------
     John Y. Keffer

(b)  Principal Financial and Accounting Officer

     /s/ Richard C. Butt                Treasurer
     ----------------------------
     Richard C. Butt

(c)  A Majority of the Trustees

     /s/ John Y. Keffer                 Trustee
     ----------------------------
     John Y. Keffer

     Rudolph I. Estrada                 Trustee
     Maurice J. DeWald                  Trustee
     Robert M. Franko                   Trustee
     Jack J. Singer                     Trustee

     By: /s/ John Y. Keffer
         ------------------------
         John Y. Keffer
         Attorney in Fact*

* Pursuant to powers of attorney filed as Exhibits A, C, H and I to the Registrant's Registration Statement.

                                 SIGNATURES

On behalf of Core Trust (Delaware), being duly authorized, I have duly caused this amendment to the Registration Statement of Monarch Funds to be signed in the City of Portland, State of Maine on the 30th day of December, 1996.

                                        CORE TRUST (DELAWARE)


                                   By: /s/ John Y. Keffer
                                       --------------------------
                                       John Y. Keffer
                                       President

This amendment to the Registration Statement of Core Trust (Delaware) has been signed below by the following persons in the capacities indicated on the 30th of December, 1996.

     SIGNATURES                         TITLE

(a)  Principal Executive Officer

     /s/ John Y. Keffer                 Chairman and
     ----------------------------       President
     John Y. Keffer

(b)  Principal Financial and
     Accounting Officer

     /s/ Richard C. Butt                Treasurer
     ----------------------------
     Richard C. Butt

(c)  A Majority of the Trustees

     /s/ John Y. Keffer                 Chairman
     ----------------------------
     John Y. Keffer

     Costas Azariadis                   Trustee
     J. Michael Parish                  Trustee
     James C. Cheng                     Trustee

     By:  /s/ John Y. Keffer
     ----------------------------
          John Y. Keffer*
          Attorney in Fact


* Pursuant to powers of attorney filed as Exhibits F and G to this Registration Statement.

                                 INDEX TO EXHIBITS


                                                                     Sequential
Exhibit                                                             Page Number
-------                                                             -----------
Consent of KPMG Peat Marwick LLP.

Financial Data Schedule